As filed with the Securities and Exchange Commission on November 25, 1998
                                                Registration No. 33-488/811-4416

--------------------------------------------------------------------------------


                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-1A
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                                                                           [x]


                         POST-EFFECTIVE AMENDMENT NO. 45
                                                                           [x]


                                       and

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                                                           [x]


                                Amendment No. 44
                                                                           [x]


                  Armada Funds (formerly known as "NCC Funds")
               (Exact Name of Registrant as Specified in Charter)

                            Oaks, Pennsylvania, 19456
                    (Address of Principal Executive Offices)

                         Registrant's Telephone Number:
                                 1-800-622-FUND

                          W. Bruce McConnel, III, Esq.
                           DRINKER BIDDLE & REATH LLP
                              1345 Chestnut Street
                      Philadelphia, Pennsylvania 19107-3496
                     (Name and Address of Agent for Service)

                                    Copy to:
                             Thomas F. Harvey, Esq.
                               National City Bank
                              National City Center
                                  P.O. Box 5756
                           Cleveland, Ohio 44101-0756

It is proposed that this filing will become effective (check appropriate box):


         [ ] immediately upon filing pursuant to paragraph (b)


         [ ] 60 days after filing pursuant to paragraph (a)(i)

         [ ] on (date) pursuant to paragraph (a)(i)

         [ ] on (date) pursuant to paragraph (b)


         [X] 75 days after filing pursuant to paragraph (a)(ii)


         [ ] on (date) pursuant to paragraph (a)(iii) of rule 485.

If appropriate, check the following box:

         [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


                          =============================

The Title of Securities Being Registered:


Class CC Shares, Class DD Shares, Class EE Shares, Class FF Shares, Class GG Shares and Class HH Shares

                              CROSS REFERENCE SHEET
                              ---------------------

                         Treasury Plus Money Market Fund
                               Mid Cap Growth Fund
                           Aggressive Allocation Fund
                          Conservative Allocation Fund
                           U.S. Government Income Fund
                          Michigan Municipal Bond Fund


Form N-1A Part A Item                                                     Prospectus Caption
---------------------                                                     ------------------

1.  Cover Page.........................................................   Cover Page

2.  Synopsis...........................................................   Expense Table

3.  Condensed Financial Information....................................   Yield and Performance
                                                                          Information

4.  General Description of Registrant..................................   Investment Objectives and
                                                                          Policies; Investment
                                                                          Limitations; Description of
                                                                          the Trust and Its Shares

5.  Management of the Trust............................................   Management of the Trust;
                                                                          Custodian and Transfer Agent

6.  Capital Stock and Other Securities.................................   How to Purchase and Redeem
                                                                          Shares; Dividends and
                                                                          Distributions; Taxes;
                                                                          Description of the Trust
                                                                          and Its Shares; Miscellaneous

7.  Purchase of Securities.............................................   Pricing of Shares; How
    Being Offered                                                         to Purchase and Redeem
                                                                          Shares; Distribution Agreement

8.  Redemption or Repurchase...........................................   How to Purchase and Redeem Shares

9.  Pending Legal Proceedings..........................................   Inapplicable

                                  ARMADA FUNDS

                                   PROSPECTUS

                               ____________, 1998


                         Treasury Plus Money Market Fund

                               Mid Cap Growth Fund

                           Aggressive Allocation Fund

                          Conservative Allocation Fund

                           U.S. Government Income Fund

                          Michigan Municipal Bond Fund

--------------------------------------------------------------------------------

- SHARES OF ARMADA FUNDS ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED OR OTHERWISE SUPPORTED BY, NATIONAL CITY INVESTMENT MANAGEMENT COMPANY, ITS PARENT COMPANY OR ANY OF ITS AFFILIATES OR ANY BANK.

- SHARES OF ARMADA FUNDS ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, FDIC, OR ANY GOVERNMENTAL AGENCY OR STATE.

- AN INVESTMENT IN ARMADA FUNDS INVOLVES INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

       National City Investment Management Company serves as investment adviser to Armada Funds for which it receives an investment advisory fee. Past performance is not indicative of future performance, and the investment return will fluctuate, so that you may have a gain or loss when you sell your shares

--------------------------------------------------------------------------------

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE TRUST OR ITS DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE TRUST OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

                                TABLE OF CONTENTS

                                                                      PAGE
                                                                      ----
INTRODUCTION...........................................................3
EXPENSE TABLE..........................................................4
INVESTMENT OBJECTIVES AND POLICIES....................................12
INVESTMENT LIMITATIONS................................................38
YIELD AND PERFORMANCE INFORMATION.....................................41
PRICING OF SHARES.....................................................43
HOW TO PURCHASE AND REDEEM SHARES.....................................44
DISTRIBUTION AND SERVICING ARRANGEMENTS...............................60
DIVIDENDS AND DISTRIBUTIONS...........................................60
TAXES.................................................................61
MANAGEMENT OF THE TRUST...............................................64
DESCRIPTION OF THE TRUST AND ITS SHARES...............................66
CUSTODIAN AND TRANSFER AGENT..........................................69
EXPENSES..............................................................70
MISCELLANEOUS.........................................................70

                                  ARMADA FUNDS

================================================================================

One Freedom Valley Drive               If you purchased your shares through
Oaks, Pennsylvania  19456              NatCity Investments, Inc. or any other
                                       broker-dealer, please call your Financial
                                       Consultant for information.

                                       For current performance,
                                       fund information, account
                                       redemption information, and
                                       to purchase shares, please
                                       call 1-800-622-FUND(3863).

         This Prospectus describes shares of the Treasury Plus Money Market Fund, Mid Cap Growth Fund, Aggressive Allocation Fund, Conservative Allocation Fund, U.S. Government Income Fund and Michigan Municipal Bond Fund (collectively, the "Funds," and each a "Fund") of Armada Funds (the "Trust").

         TREASURY PLUS MONEY MARKET FUND'S investment objective is to seek to provide current income, with liquidity and stability of principal.

         MID CAP GROWTH FUND'S investment objective is to seek growth of capital by investing primarily in a diversified portfolio of common stocks and securities convertible into common stocks.

         AGGRESSIVE ALLOCATION FUND'S investment objective is to seek capital appreciation and income growth.

         CONSERVATIVE ALLOCATION FUND'S investment objective is to seek current income and conservation of capital, with a secondary objective of long-term capital growth.

         U.S. GOVERNMENT INCOME FUND'S investment objective is to seek to provide shareholders with a high level of current income and preservation of capital.

         MICHIGAN MUNICIPAL BOND FUND'S investment objective is to seek income which is exempt from federal income tax and Michigan state income and intangibles tax, although such income may be subject to the federal alternative minimum tax when received by certain shareholders; also seeks preservation of capital.

         All securities or instruments in which the Treasury Plus Money Market Fund invests have remaining maturities of 397 calendar days or less, except variable and floating rate instruments and securities underlying certain repurchase agreements which may bear longer maturities.

         The net asset value per share of the Mid Cap Growth, Aggressive Allocation, Conservative Allocation, U.S. Government Income and Michigan Municipal Bond Funds will fluctuate as the value of their respective investment portfolios change in response to changing market prices and other factors.

         National City Investment Management Company ("IMC" or the "Adviser") serves as investment adviser to the Funds.

         SEI Investments Distribution Co. (the "Distributor") serves as the Trust's sponsor and distributor. The Funds pay a fee to the Distributor for distributing their shares. See "Distribution Agreement."

         This Prospectus sets forth concisely the information about the Funds that a prospective investor should consider before investing. Investors should carefully read this Prospectus and retain it for future reference. Additional information about the Funds, contained in a Statement of Additional Information, has been filed with the Securities and Exchange Commission ("SEC") and is available upon request without charge by contacting the Trust at its telephone number or address shown above. The Statement of Additional Information bears the same date as this Prospectus and is incorporated by reference in its entirety into this Prospectus.

         SHARES OF THE TRUST ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED OR OTHERWISE SUPPORTED BY, NATIONAL CITY INVESTMENT MANAGEMENT COMPANY, ITS PARENT COMPANY OR ANY OF ITS AFFILIATES, AND ARE NOT FEDERALLY INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, FEDERAL DEPOSIT INSURANCE CORPORATION, OR ANY GOVERNMENTAL AGENCY OR STATE. INVESTMENT IN THE TRUST INVOLVES RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

         THERE CAN BE NO ASSURANCE THAT THE TREASURY PLUS MONEY MARKET FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

         THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                               ____________, 1998

                                  INTRODUCTION

                  The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). Each Fund consists of a separate pool of assets with separate investment objectives and policies as described below under "Investment Objectives and Policies." Each of the Treasury Plus Money Market, Mid Cap Growth, Aggressive Allocation, Conservative Allocation and U.S. Government Income Funds is classified as a diversified investment fund under the 1940 Act. The Michigan Municipal Bond Fund is classified as a non-diversified investment fund under the 1940 Act.

                  Shares of each Fund have been classified into three separate classes - A shares, B shares and I shares - except for the Treasury Plus Money Market Fund, which has been classified into two separate classes - A shares and I shares. A shares, B shares and I shares represent equal pro rata interests in the investments held in a Fund and are identical in all respects, except that shares of each class bear separate distribution and/or shareholder administrative servicing fees and enjoy certain exclusive voting rights on matters relating to these fees. See "Distribution and Servicing Arrangements," "Dividends and Distributions" and "Description of the Trust and Its Shares." Except as provided below, A shares and B shares are sold through selected broker-dealers and other financial intermediaries to individual or institutional customers. A shares are sold with a front-end sales charge. B shares are sold with a contingent deferred sales charge (back-end charge) imposed on a sliding schedule when such shares are redeemed.

                                  EXPENSE TABLE

                                        TREASURY PLUS MONEY MARKET FUND

======================================= ====================== =======================

                                             A SHARES(1)               I SHARES
                                             -----------               --------


--------------------------------------- ---------------------- -----------------------
SHAREHOLDER TRANSACTION EXPENSES
  Maximum Sales Charge
    Imposed on Purchases............            None                    None
  Sales Charge Imposed
    on Reinvested Dividends.........            None                    None
  Deferred Sales Charge.............            None                    None
  Redemption Fee....................            None                    None
  Exchange Fee......................            None                    None
--------------------------------------- ---------------------- -----------------------
ANNUAL FUND OPERATING EXPENSES
   (as a percentage of average net
     assets)
  Management Fees...................            .40%                    .40%
  12b-1 Fees (after fee
  waivers)(2).......................            .04%                    .04%
  Other Expenses....................            .31%                    .16%
                                                ----                    ----

TOTAL FUND OPERATING
  EXPENSES (after fee waivers)......            .75%                    .60%
                                                ====                    ====

--------------------------------------- ---------------------- -----------------------
======================================= ====================== =======================



---------------------

(1) The Trust has implemented a plan imposing shareholder servicing fees with respect to A shares of the Fund. Pursuant to such plan, the Trust enters into shareholder servicing agreements with certain financial institutions under which they agree to provide shareholder administrative services to their customers who beneficially own A shares in consideration for the payment of up to .15% (on an annualized basis) of the net asset value of such A shares of the Funds. For further information concerning these plans, see "Distribution and Servicing Arrangements" below.

(2) The Trust has in effect a 12b-1 Plan for the A and I classes of shares pursuant to which the Fund's A and I shares may bear fees in an amount of up to
 .10% per annum of such classes' average net assets. As a result of the payment of sales charges and 12b-1 fees, long-term shareholders may pay more than the economic equivalent of the maximum sales charges permitted by the National Association of Securities Dealers, Inc. ("NASD"). The NASD has adopted rules which generally limit the aggregate sales charges and payment under the Trust's 12b-1 Plans to a certain percentage of total new gross share sales, plus interest. The Trust would stop accruing 12b-1 and related fees if, to the extent, and for as long as, such limit would otherwise be exceeded.

                                                      MID CAP GROWTH FUND

====================================== ====================== ================== =====================


                                            A SHARES(1)          B SHARES(1)            I SHARES
                                            -----------          -----------            --------

-------------------------------------- ---------------------- ------------------ ---------------------
SHAREHOLDER TRANSACTION EXPENSES
  Maximum Sales Charge
    Imposed on Purchases(2).........           5.50%                None                 None
  Sales Charge Imposed
    on Reinvested Dividends.........           None                 None                 None
  Deferred Sales Charge(3)..........           None                 5.00%                None
  Redemption Fee....................           None                 None                 None
  Exchange Fee......................           None                 None                 None
-------------------------------------- ---------------------- ------------------ ---------------------

ANNUAL FUND OPERATING EXPENSES
   (as a percentage of average net
     assets)
  Management Fees...................           1.00%                1.00%               1.00%
  12b-1 Fees (after fee
  waivers)(4).......................           .04%                 .75%                 .04%
  Other Expenses....................           .47%                 .47%                 .22%
                                               ----                 ----                 ----

TOTAL FUND OPERATING
  EXPENSES (after fee waivers)......           1.51%                2.22%               1.26%
                                               =====                =====               =====
====================================== ====================== ================== =====================


---------------------

(1) The Trust has implemented plans imposing shareholder servicing fees with respect to A shares and B shares of the Funds. Pursuant to such plans, the Trust enters into shareholder servicing agreements with certain financial institutions under which they agree to provide shareholder administrative services to their customers who beneficially own A shares or B shares in consideration for the payment of up to .25% (on an annualized basis) of the net asset value of such A shares or B shares of the Funds. For further information concerning these plans, see "Distribution and Servicing Arrangements" below.

(2) A reduced sales charge may be available. A contingent deferred sales charge of 1% may be assessed on certain redemptions of A shares purchased without an initial sales charge as part of an investment of $1 million or more. See "How to Purchase and Redeem Shares - Reduced Sales Charges Applicable to Purchases of A Shares."

(3) This amount applies to redemptions during the first and second years. The deferred sales charge decreases in subsequent years. For more information, see "How to Purchase and Redeem Shares - Sales Charges Applicable to Purchases of B Shares."

(4) The Trust has in effect a 12b-1 Plan for the A and I classes of shares pursuant to which a Fund's A and I shares may bear fees in an amount of up to
 .10% per annum of such classes' average net assets. A separate 12b-1 Plan exists with respect to a Fund's B class of shares, pursuant to which a Fund's B shares may bear fees in an amount of up to .75% of average daily net assets. As a result of the payment of sales charges and 12b-1 fees, long-term shareholders may pay more than the economic equivalent of the maximum sales charges permitted by the National Association of Securities Dealers, Inc. ("NASD"). The NASD has adopted rules which generally limit the aggregate sales charges and payment under the Trust's 12b-1 Plans to a certain percentage of total new gross share sales, plus interest. The Trust would stop accruing 12b-1 and related fees if, to the extent, and for as long as, such limit would otherwise be exceeded.

                                              AGGRESSIVE ALLOCATION FUND

====================================== ====================== ================== =====================


                                            A SHARES(1)           B SHARES(1)            I SHARES
                                            -----------           -----------            --------

-------------------------------------- ---------------------- ------------------ ---------------------
SHAREHOLDER TRANSACTION EXPENSES
  Maximum Sales Charge
    Imposed on Purchases(2).........           4.75%                None                 None
  Sales Charge Imposed
    on Reinvested Dividends.........           None                 None                 None
  Deferred Sales Charge(3)..........           None                 5.00%                None
  Redemption Fee....................           None                 None                 None
  Exchange Fee......................           None                 None                 None
-------------------------------------- ---------------------- ------------------ ---------------------

ANNUAL FUND OPERATING EXPENSES
   (as a percentage of average net
     assets)
  Management Fees(4)................           .85%                 .85%                 .85%
  12b-1 Fees (after fee
  waivers)(5).......................           .04%                 .75%                 .04%
  Other Expenses....................           .49%                 .49%                 .24%
                                                ---                  ---                  ---

TOTAL FUND OPERATING
  EXPENSES (after fee waivers)......           1.38%                2.09%               1.13%
                                               ====                 ====                ====
====================================== ====================== ================== =====================

---------------------

(1) The Trust has implemented plans imposing shareholder servicing fees with respect to A shares and B shares of the Funds. Pursuant to such plans, the Trust enters into shareholder servicing agreements with certain financial institutions under which they agree to provide shareholder administrative services to their customers who beneficially own A shares or B shares in consideration for the payment of up to .25% (on an annualized basis) of the net asset value of such A shares or B shares of the Funds. For further information concerning these plans, see "Distribution and Servicing Arrangements" below.

(2) A reduced sales charge may be available. A contingent deferred sales charge of 1% may be assessed on certain redemptions of A shares purchased without an initial sales charge as part of an investment of $1 million or more. See "How to Purchase and Redeem Shares - Reduced Sales Charges Applicable to Purchases of A Shares."

(3) This amount applies to redemptions during the first and second years. The deferred sales charge decreases in subsequent years. For more information, see "How to Purchase and Redeem Shares - Sales Charges Applicable to Purchases of B Shares."

(4) The expense information in the table relating to the Fund has been restated to reflect current fees. Without fee waivers during the current fiscal year by the Adviser, Management Fees and Total Fund Operating Expenses would be 1.00% and 1.53%, respectively, for the A shares and 1.00% and 2.24%, respectively, for the B shares and 1.00% and 1.28%, respectively, for the I shares of the Aggressive Allocation Fund. The Adviser is entitled to receive an advisory fee, computed daily and payable monthly, at an annual rate of 1.00% of the average daily net assets of the Aggressive Allocation Fund pursuant to its Advisory Agreement with the Trust.

(5) The Trust has in effect a 12b-1 Plan for the A and I classes of shares pursuant to which a Fund's A and I shares may bear fees in an amount of up to
 .10% per annum of such classes' average net assets. A separate 12b-1 Plan exists with respect to a Fund's B class of shares, pursuant to which a Fund's B shares may bear fees in an amount of up to .75% of average daily net assets. As a result of the payment of sales charges and 12b-1 fees, long-term shareholders may pay more than the economic equivalent of the maximum sales charges permitted by the National Association of Securities Dealers, Inc. ("NASD"). The NASD has adopted rules which generally limit the aggregate sales charges and payment under the Trust's 12b-1 Plans to a certain percentage of total new gross share sales, plus interest. The Trust would stop accruing 12b-1 and related fees if, to the extent, and for as long as, such limit would otherwise be exceeded.

                                              CONSERVATIVE ALLOCATION FUND

====================================== ====================== ==================== =====================


                                            A SHARES(1)            B SHARES(1)             I SHARES
                                            -----------            -----------             --------

-------------------------------------- ---------------------- -------------------- ---------------------
SHAREHOLDER TRANSACTION EXPENSES
  Maximum Sales Charge
    Imposed on Purchases(2).........           4.75%                 None                  None
  Sales Charge Imposed
    on Reinvested Dividends.........           None                  None                  None
  Deferred Sales Charge(3)..........           None                  5.00%                 None
  Redemption Fee....................           None                  None                  None
  Exchange Fee......................           None                  None                  None
-------------------------------------- ---------------------- -------------------- ---------------------

ANNUAL FUND OPERATING EXPENSES
   (as a percentage of average net
     assets)
  Management Fees(4)................           .70%                  .70%                  .70%
  12b-1 Fees (after fee
  waivers)(5).......................           .04%                  .75%                  .04%
  Other Expenses....................           .52%                  .52%                   27%
                                               ----                  ----                  ---

TOTAL FUND OPERATING
  EXPENSES (after fee waivers)......           1.26%                 1.97%                1.01%
                                               =====                 =====                =====
====================================== ====================== ==================== =====================

---------------------

(1) The Trust has implemented plans imposing shareholder servicing fees with respect to A shares and B shares of the Funds. Pursuant to such plans, the Trust enters into shareholder servicing agreements with certain financial institutions under which they agree to provide shareholder administrative services to their customers who beneficially own A shares or B shares in consideration for the payment of up to .25% (on an annualized basis) of the net asset value of such A shares or B shares of the Funds. For further information concerning these plans, see "Distribution and Servicing Arrangements" below.

(2) A reduced sales charge may be available. A contingent deferred sales charge of 1% may be assessed on certain redemptions of A shares purchased without an initial sales charge as part of an investment of $1 million or more. See "How to Purchase and Redeem Shares - Reduced Sales Charges Applicable to Purchases of A Shares."

(3) This amount applies to redemptions during the first and second years. The deferred sales charge decreases in subsequent years. For more information, see "How to Purchase and Redeem Shares - Sales Charges Applicable to Purchases of B Shares."

(4) The expense information in the table relating to the Fund has been restated to reflect current fees. Without fee waivers during the current fiscal year by the Adviser, Management Fees and Total Fund Operating Expenses would be 1.00% and 1.56%, respectively, for the A shares and 1.00% and 2.27%, respectively, for the B shares and 1.00% and 1.31%, respectively, for the I shares of the Conservative Allocation Fund. The Adviser is entitled to receive an advisory fee, computed daily and payable monthly, at an annual rate of 1.00% of the average daily net assets of the Conservative Allocation Fund pursuant to its Advisory Agreement with the Trust.

(5) The Trust has in effect a 12b-1 Plan for the A and I classes of shares pursuant to which a Fund's A and I shares may bear fees in an amount of up to
 .10% per annum of such classes' average net assets. A separate 12b-1 Plan exists with respect to a Fund's B class of shares, pursuant to which a Fund's B shares may bear fees in an amount of up to .75% of average daily net assets. As a result of the payment of sales charges and 12b-1 fees, long-term shareholders may pay more than the economic equivalent of the maximum sales charges permitted by the National Association of Securities Dealers, Inc. ("NASD"). The NASD has adopted rules which generally limit the aggregate sales charges and payment under the Trust's 12b-1 Plans to a certain percentage of total new gross share sales, plus interest. The Trust would stop accruing 12b-1 and related fees if, to the extent, and for as long as, such limit would otherwise be exceeded.

                                                 U.S. GOVERNMENT INCOME FUND

====================================== ====================== ===================== =====================


                                             A SHARES(1)            B SHARES(1)              I SHARES
                                             -----------            -----------              --------

-------------------------------------- ---------------------- --------------------- ---------------------
SHAREHOLDER TRANSACTION EXPENSES
  Maximum Sales Charge
    Imposed on Purchases(2).........           4.75%                  None                  None
  Sales Charge Imposed
    on Reinvested Dividends.........           None                   None                  None
  Deferred Sales Charge(3)..........           None                   5.00%                 None
  Redemption Fee....................           None                   None                  None
  Exchange Fee......................           None                   None                  None
-------------------------------------- ---------------------- --------------------- ---------------------

ANNUAL FUND OPERATING EXPENSES
   (as a percentage of average net
     assets)
  Management Fees(4)................           .45%                   .45%                  .45%
  12b-1 Fees (after fee
  waivers)(5).......................           .04%                   .75%                  .04%
  Other Expenses....................           .43%                   .43%                  .18%
                                               ----                   ----                  ----

TOTAL FUND OPERATING
  EXPENSES (after fee waivers)......           .92%                  1.63%                  .67%
                                               ====                  =====                  ====
====================================== ====================== ===================== =====================

---------------------

(1) The Trust has implemented plans imposing shareholder servicing fees with respect to A shares and B shares of the Funds. Pursuant to such plans, the Trust enters into shareholder servicing agreements with certain financial institutions under which they agree to provide shareholder administrative services to their customers who beneficially own A shares or B shares in consideration for the payment of up to .25% (on an annualized basis) of the net asset value of such A shares or B shares of the Funds. For further information concerning these plans, see "Distribution and Servicing Arrangements" below.

(2) A reduced sales charge may be available. A contingent deferred sales charge of 1% may be assessed on certain redemptions of A shares purchased without an initial sales charge as part of an investment of $1 million or more. See "How to Purchase and Redeem Shares - Reduced Sales Charges Applicable to Purchases of A Shares."

(3) This amount applies to redemptions during the first and second years. The deferred sales charge decreases in subsequent years. For more information, see "How to Purchase and Redeem Shares - Sales Charges Applicable to Purchases of B Shares."

(4) The expense information in the table relating to the Fund has been restated to reflect current fees. Without fee waivers during the current fiscal year by the Adviser, Management Fees and Total Fund Operating Expenses would be .55% and 1.02%, respectively, for the A shares and .55% and 1.73%, respectively, for the B shares and .55% and .77%, respectively, for the I shares of the U.S. Government Income Fund. The Adviser is entitled to receive an advisory fee, computed daily and payable monthly, at an annual rate of .55% of the average daily net assets of the U.S. Government Income Fund pursuant to its Advisory Agreement with the Trust.

(5) The Trust has in effect a 12b-1 Plan for the A and I classes of shares pursuant to which a Fund's A and I shares may bear fees in an amount of up to
 .10% per annum of such classes' average net assets. A separate 12b-1 Plan exists with respect to a Fund's B class of shares, pursuant to which a Fund's B shares may bear fees in an amount of up to .75% of average daily net assets. As a result of the payment of sales charges and 12b-1 fees, long-term shareholders may pay more than the economic equivalent of the maximum sales charges permitted by the National Association of Securities Dealers, Inc. ("NASD"). The NASD has adopted rules which generally limit the aggregate sales charges and payment under the Trust's 12b-1 Plans to a certain percentage of total new gross share sales, plus interest. The Trust would stop accruing 12b-1 and related fees if, to the extent, and for as long as, such limit would otherwise be exceeded.

                                                     MICHIGAN MUNICIPAL BOND FUND

====================================== ====================== ===================== =======================


                                             A SHARES(1)           B SHARES(1)             I SHARES

-------------------------------------- ---------------------- --------------------- -----------------------
SHAREHOLDER TRANSACTION EXPENSES
  Maximum Sales Charge
    Imposed on Purchases(2).........           4.75%                  None                   None
  Sales Charge Imposed
    on Reinvested Dividends.........           None                   None                   None
  Deferred Sales Charge(3)..........           None                  5.00%                   None
  Redemption Fee....................           None                   None                   None
  Exchange Fee......................           None                   None                   None
-------------------------------------- ---------------------- --------------------- -----------------------

ANNUAL FUND OPERATING EXPENSES
   (as a percentage of average net
     assets)
  Management Fees...................           .55%                   .55%                   .55%
  12b-1 Fees (after fee
  waivers)(4).......................           .04%                   .75%                   .04%
  Other Expenses....................           .43%                   .43%                   .18%
                                               ----                   ----                   ----

TOTAL FUND OPERATING
  EXPENSES (after fee waivers)......           1.02%                 1.73%                   .77%
                                               =====                 =====                   ====
====================================== ====================== ===================== =======================

---------------------

(1) The Trust has implemented plans imposing shareholder servicing fees with respect to A shares and B shares of the Funds. Pursuant to such plans, the Trust enters into shareholder servicing agreements with certain financial institutions under which they agree to provide shareholder administrative services to their customers who beneficially own A shares or B shares in consideration for the payment of up to .25% (on an annualized basis) of the net asset value of such A shares or B shares of the Funds. For further information concerning these plans, see "Distribution and Servicing Arrangements" below.

(2) A reduced sales charge may be available. A contingent deferred sales charge of 1% may be assessed on certain redemptions of A shares purchased without an initial sales charge as part of an investment of $1 million or more. See "How to Purchase and Redeem Shares - Reduced Sales Charges Applicable to Purchases of A Shares."

(3) This amount applies to redemptions during the first and second years. The deferred sales charge decreases in subsequent years. For more information, see "How to Purchase and Redeem Shares - Sales Charges Applicable to Purchases of B Shares."

(4) The Trust has in effect a 12b-1 Plan for the A and I classes of shares pursuant to which a Fund's A and I shares may bear fees in an amount of up to
 .10% per annum of such classes' average net assets. A separate 12b-1 Plan exists with respect to a Fund's B class of shares, pursuant to which a Fund's B shares may bear fees in an amount of up to .75% of average daily net assets. As a result of the payment of sales charges and 12b-1 fees, long-term shareholders may pay more than the economic equivalent of the maximum sales charges permitted by the National Association of Securities Dealers, Inc. ("NASD"). The NASD has adopted rules which generally limit the aggregate sales charges and payment under the Trust's 12b-1 Plans to a certain percentage of total new gross share sales, plus interest. The Trust would stop accruing 12b-1 and related fees if, to the extent, and for as long as, such limit would otherwise be exceeded.

----------------------
EXAMPLE

For example, you would pay the following expenses on a hypothetical $1,000 investment, assuming: (1) a 5% annual return (a hypothetical return required by SEC regulations); and (2) the redemption of your investment at the end of the following time periods:

                                                             1 YEAR         3 YEARS
                                                             ------         -------

TREASURY PLUS MONEY MARKET FUND
     A Shares ....................................           $  8           $ 24
     I Shares ....................................           $  6           $ 19
MID CAP GROWTH FUND
     A Shares(1)..................................           $ 70           $100
     B Shares(2)..................................           $ 73           $109
     B Shares(3)..................................           $ 23           $ 69
     I Shares ....................................           $ 13           $ 40
AGGRESSIVE ALLOCATION FUND
     A Shares(1)..................................           $ 61           $ 89
     B Shares(2)..................................           $ 71           $105
     B Shares(3)..................................           $ 21           $ 65
     I Shares ....................................           $ 12           $ 36
CONSERVATIVE ALLOCATION FUND
     A Shares(1)..................................           $ 60           $ 86
     B Shares(2)..................................           $ 70           $102
     B Shares(3)..................................           $ 20           $ 62
     I Shares ....................................           $ 10           $ 32
U.S. GOVERNMENT INCOME FUND
     A Shares(1)..................................           $ 56           $ 75
     B Shares(2)..................................           $ 67           $ 91
     B Shares(3)..................................           $ 17           $ 51
     I Shares ....................................           $  7           $ 21
MICHIGAN MUNICIPAL BOND FUND
     A Shares(1)..................................           $ 57           $ 78
     B Shares(2)..................................           $ 68           $ 94
     B Shares(3)..................................           $ 18           $ 54
     I Shares ....................................           $  8           $ 25

----------------
(1) Assumes deduction at time of purchase of maximum applicable front-end sales charge.
(2) Assumes deduction of maximum applicable contingent deferred sales charge.
(3)  Assumes no redemption.

THE FOREGOING SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR RATES OF RETURN. ACTUAL EXPENSES AND RATES OF RETURN MAY BE GREATER OR LESS THAN THOSE SHOWN. OTHER EXPENSES ARE BASED ON ESTIMATED AMOUNTS FOR THE CURRENT FISCAL YEAR.

The purpose of the Expense Table is to assist investors in understanding the various fees and expenses that investors in the Funds will bear directly or indirectly. For more complete descriptions of these fees and expenses, see "Management of the Trust" and "Distribution and Servicing Arrangements" in this Prospectus. Any fees that are charged by affiliates of the adviser or other institutions directly to their customer accounts for services related to investments in shares of the Funds are in addition to and not reflected in the fees and expenses described above.

                       INVESTMENT OBJECTIVES AND POLICIES

                  The investment objective of each Fund, except the Treasury Plus Money Market Fund, may be changed without a vote of shareholders, although the Board of Trustees would only change a Fund's objective upon 30 days' notice to shareholders. The investment objective of the Treasury Plus Money Market Fund is fundamental and may not be changed without a vote of the holders of a majority of the outstanding shares of the Fund. There can be no assurance that a Fund will achieve its objective. See "Investment Objectives and Policies" in the Statement of Additional Information for further information on the investments in which a Fund may invest.

                  During temporary defensive periods as determined by the Adviser, each of the Funds may hold up to 100% of its total assets in short-term obligations including domestic bank certificates of deposit, bankers' acceptances and repurchase agreements secured by bank instruments. However, to the extent that a Fund is so invested, its investment objective may not be achieved during that time. Uninvested cash reserves will not earn income.

TREASURY PLUS MONEY MARKET FUND

                  The investment objective of the Treasury Plus Money Market Fund is to seek current income with liquidity and stability of principal. Under normal conditions, the Fund invests exclusively in obligations issued or guaranteed by the U.S. Treasury, its agencies or instrumentalities and in repurchase agreements related to such securities.

                  The Fund will only purchase "eligible securities" that present minimal credit risks as determined by the Adviser pursuant to guidelines established by the Trust's Board of Trustees. Eligible securities generally include (i) U.S. government obligations, (ii) securities that are rated (at the time of purchase) by nationally recognized statistical rating organizations ("Rating Agencies") in the two highest rating categories for such securities, and (iii) certain securities that are not so rated but are of comparable quality to rated securities as determined by the Adviser. See "Investment Objectives and Policies" in the Statement of Additional Information for a more complete description of eligible securities. A description of ratings is also contained in the Statement of Additional Information.

                  The Fund's assets have remaining maturities of 397 calendar days or less (except for certain variable and floating rate instruments and securities underlying certain repurchase agreements) as defined by the SEC, and the Fund's dollar-weighted average portfolio maturity may not exceed 90 days.

MID CAP GROWTH FUND

                  The investment objective of the Mid Cap Growth Fund is to seek growth of capital by investing primarily in a diversified portfolio of common stocks and securities convertible into common stocks.

                  Under normal market conditions, the Fund will invest at least 80% of the value of its total assets in common stocks and securities convertible into common stocks of companies believed by the Adviser to be characterized by sound management and the ability to finance expected long-term growth. Under normal market conditions, the Fund will invest at least 65% of the value of its total assets in common stocks and securities convertible into common stocks of companies with market capitalizations between $1 billion and $5 billion. The Fund may also invest up to 20% of the value of its total assets in preferred stocks, corporate bonds, notes, units of real estate investment trusts, warrants, and short-term obligations (with maturities of 12 months or less) consisting of commercial paper (including variable amount master demand notes), bankers' acceptances, certificates of deposit, repurchase agreements, obligations issued or guaranteed by the U.S. government or, its agencies or instrumentalities, and demand and time deposits of domestic and foreign banks and savings and loan associations. The Fund may also hold securities of other investment companies and depository or custodial receipts representing beneficial interests in any of the foregoing securities.

                  Subject to the foregoing policies, the Fund may also invest up to 25% of its net assets in foreign securities either directly or through the purchase of American Depository Receipts ("ADRs"), European Depository Receipts ("EDRs"), Global Depository Receipts ("GDRs") and other similar global instruments, and may also invest in securities issued by foreign branches of U.S. banks and foreign banks, Canadian commercial paper and in U.S. dollar-denominated commercial paper of a foreign issuer.

                  The Fund anticipates investing in growth-oriented, medium-sized companies. Medium-sized companies are considered to be those with a market capitalization between $1 billion and $5 billion. Investments will be in companies that have typically exhibited consistent, above-average growth in revenues and earnings, strong management, and sound and improving financial fundamentals. Often, these companies are market or industry leaders, have excellent products and/or services, and exhibit the potential for growth. Primary holdings of the Fund are in companies that participate in long-term growth industries, although these will be supplemented by holdings in non-growth industries that exhibit the desired characteristics.

                  Consistent with the foregoing, the Fund will focus its investments in those companies and types of companies that the Adviser believes will enable the Fund to achieve its investment objective.

AGGRESSIVE ALLOCATION FUND AND CONSERVATIVE ALLOCATION FUND

                  The investment objective of the Aggressive Allocation Fund is to seek capital appreciation and income growth. The investment objective of the Conservative Allocation Fund is to seek current income and conservation of capital, with a secondary objective of long-term capital growth.

                  Each Fund may invest in any type or class of security. Under normal market conditions, each Fund will invest in common stocks, fixed-income securities, securities convertible into common stocks (i.e., warrants, convertible preferred stock, fixed-rate preferred stock, convertible fixed income securities, options and rights). The Aggressive Allocation Fund expects to invest between 50% and 90% of its net assets in common stocks and securities convertible into common stocks, between 15% and 40% of its net assets in fixed-income securities and up to 25% of its net assets in cash and any highly liquid security with a known market value and a maturity, when issued, of less than three months ("cash equivalents"). The Aggressive Allocation Fund may invest up to 25% in foreign securities. The Conservative Allocation Fund anticipates investing between 25% and 35% of its net assets in common stocks and securities convertible into common stocks, between 35% and 75% of its net assets in fixed-income securities and up to 45% of its net assets in cash and cash equivalents. No more than 15% of the Conservative Allocation Fund's investments will be in foreign securities.

                  The Conservative Allocation Fund holds common stocks primarily for the purpose of providing long-term growth of capital. The primary basis for selecting such stocks will be their potential for long-term capital appreciation. The Aggressive Allocation Fund will primarily invest in common stocks for capital appreciation and growth. Each Fund will invest in the common and preferred stocks of companies with market capitalizations of at least $100 million and which are traded either in established over-the-counter markets or on national exchanges.

                  Fixed income securities held by the Funds will consist of bonds, debentures, notes, zero-coupon securities, mortgage-related securities, asset-backed securities, state, municipal or industrial revenue bonds, obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities, certificates of deposit, time deposits, high quality commercial paper, bankers' acceptances and variable amount master demand notes. Some of the fixed income securities in which the Funds invest may have warrants or options attached. The Funds may also invest in repurchase agreements.

                  The Funds expect to invest in a variety of U.S. Treasury obligations, differing in their interest rates, maturities and times of issuance, as well as "stripped" U.S. Treasury obligations, such as Treasury receipts issued by the U.S. Treasury representing either future interest or principal payments, and other obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities ("Stripped Treasury Obligations"). See "Other Investment Policies of the Funds-U.S. Treasury Obligations and Receipts" below.

                  The Funds also expect to invest in bonds, notes and debentures of a wide range of U.S. corporate issuers. Such obligations, in the case of debentures, will represent unsecured promises to pay, and in the case of notes and bond, may be secured by mortgages on real property or security interests in personal property and will in most cases differ in their interest rates, maturities and times of issuance.

                  The Funds will invest only in corporate fixed-income securities which are rated at the time of purchase within the four highest rating categories assigned by a Rating Agency or, if unrated, which the Adviser deems present attractive opportunities and are of comparable quality. See "Other Investment Policies of the Funds-Ratings Criteria" and Appendix A in the Statement of Additional Information.

                  The cash equivalent securities in which the Funds normally invest are short-term obligations (with maturities of 12 months or less) consisting of domestic and foreign commercial paper, variable amount master demand notes, bankers' acceptances, certificates of deposit and time deposits of domestic and foreign branches of U.S. banks and foreign banks and repurchase agreements. The Funds may also invest in the securities of other investment companies.

                  The Funds may also invest in obligations of the Export-Import Bank of the United States, in U.S. dollar-denominated international bonds for which the primary trading market is in the United States ("Yankee Bonds"), or for which the primary trading market is abroad ("Eurodollar Bonds"), and in Canadian bonds and bonds issued by institutions, such as the World Bank and the European Economic Community, organized for a specific purpose by two or more sovereign governments ("Supranational Agency Bonds"). The Funds' investments in foreign securities may be made either directly or through the purchase of ADRs, EDRs, GDRs and other similar global instruments. The Funds may also invest in securities issued by foreign branches of U.S. banks and foreign banks, in Canadian commercial paper, and in Europaper.

                  The amounts invested in equity, fixed income and cash equivalent securities will vary from time to time, depending on the Adviser's assessment of business, economic and market conditions, including any potential advantage of price shifts between the equity markets and the fixed income markets.

U.S. GOVERNMENT INCOME FUND

                  The investment objective of the U.S. Government Income Fund is to provide shareholders with a high level of current income and preservation of capital.

                  Under normal market conditions, the Fund will invest at least 65% of its total assets in obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities, although up to 35% of the value of its total assets may be invested in debt securities and preferred stocks of non-governmental issuers. Consistent with the foregoing, under current market conditions, the Fund intends to invest up to 80% of the value of its total assets in mortgage-related securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. The Fund also may invest up to 35% of its total assets in mortgage-related securities issued by non-Governmental entities and in other securities described below.

                  The types of U.S. government obligations, including mortgage-related securities, invested in by the Fund will include obligations issued or guaranteed as to payment of principal and interest by the full faith and credit of the U.S. Treasury, such as Treasury bills, notes and bonds, Stripped Treasury Obligations and government securities.

                  The Fund may also hold short-term obligations (with maturities of 12 months or less) consisting of domestic and foreign commercial paper (including variable amount master demand notes), rated at the time of purchase within the top two rating categories assigned by a Rating Agency or, if unrated, which the Adviser deems present attractive opportunities and are of comparable quality, bankers' acceptances, certificates of deposit and time deposits of domestic and foreign branches of U.S. banks and foreign banks, and repurchase and reverse repurchase agreements. The Fund may also invest in corporate debt securities which are rated at the time of purchase within the top four rating categories assigned by a Rating Agency or, if unrated, which the Adviser deems present attractive opportunities and are of comparable quality.

MICHIGAN MUNICIPAL BOND FUND

                  The investment objective of the Michigan Municipal Bond Fund is to seek income which is exempt from federal income tax and Michigan state income and intangibles taxes, although such income may be subject to the federal alternative minimum tax when received by certain shareholders, and preservation of capital.

                  Under normal market conditions and as a fundamental policy, at least 80% of the net assets of the Michigan Municipal Bond Fund will be invested in a portfolio of securities exempt from Michigan State taxes.

                  "Michigan Municipal Securities" include debt obligations, consisting of notes, bonds and commercial paper, issued by or on behalf of the State of Michigan, its political subdivisions, municipalities and public authorities, the interest on which is, in the opinion of bond counsel to the issuer, exempt from federal income tax and Michigan state income and intangibles taxes (but may be treated as a preference item for individuals for purposes of the federal alternative minimum tax) and debt obligations issued by the government of Puerto Rico, the U.S. territories and possessions of Guam, the U.S. Virgin Islands or such other governmental entities whose debt obligations, either by law or treaty, generate interest income which is exempt from federal and Michigan state income and intangibles taxes.

                  Under normal market conditions, at least 65% of the net assets of the Fund will be invested in Michigan Municipal Securities consisting of bonds and notes with remaining maturities at the time of purchase of one year or more. Quality is the primary consideration in selecting Michigan Municipal Securities for investment by the Fund.

                  The Fund intends that, under normal market conditions, it will be invested in long-term Michigan Municipal Securities and that the average weighted maturity of such investments will be 5 to 12 years, although the Fund may invest in Michigan Municipal Securities of any maturity and the Adviser may extend or shorten the average weighted maturity of its portfolio depending upon anticipated changes in interest rates or other relevant market factors. In addition, the average weighted rating of the Fund's portfolio may vary depending upon the availability of suitable Michigan Municipal Securities or other relevant market factors.

                  The Fund invests in Michigan Municipal Securities which are rated at the time of purchase within the four highest rating categories assigned by a Rating Agency or, in the case of notes, tax-exempt commercial paper or variable rate demand obligations, rated within the two highest rating categories assigned by a Rating Agency. The Fund may also purchase Michigan Municipal Securities which are unrated at the time of purchase but are determined to be of comparable quality by the Adviser pursuant to guidelines approved by the Trust's Board of Trustees. The applicable Michigan Municipal Securities ratings are described in Appendix A to the Statement of Additional Information.

                  Interest income from certain types of municipal securities may be subject to federal alternative minimum tax. The Fund will not treat these bonds as "Michigan Municipal Securities" for purposes of measuring compliance with the 80% and 65% tests described above. To the extent the Fund invests in these bonds, individual shareholders, depending on their own tax status, may be subject to alternative minimum tax on that part of the Fund's distributions derived from these bonds.

                  The Fund may invest in taxable obligations if, for example, suitable tax-exempt obligations are unavailable or if acquisition of U.S. government or other taxable securities is deemed appropriate for temporary defensive purposes as determined by the Adviser to be warranted due to market conditions. Such taxable obligations consist of government securities, certificates of deposit, time deposits and bankers' acceptances of selected banks, commercial paper meeting the Fund's quality standards for tax-exempt commercial paper (as described above), and such taxable obligations as may be subject to repurchase agreements. These obligations are described further in the Statement of Additional Information. Under such circumstances and during the period of such investment, the Fund may not achieve its stated investment objective.

                  Because the Fund invests primarily in securities issued by the State of Michigan and its political subdivisions, municipalities and public authorities, the Fund's performance is closely tied to the general economic conditions within the State as a whole and to the economic conditions within particular industries and geographic areas represented or located within the State. However, the Fund attempts to diversify, to the extent the Adviser deems appropriate, among issuers and geographic areas in the State of Michigan.

                  The Fund is classified as a "non-diversified" investment company, which means that the amount of assets of the Fund that may be invested in the securities of a single issuer is not limited by the 1940 Act. Nevertheless, the Fund intends to conduct its operations so as to qualify as a "regulated investment company" for purposes of the Internal Revenue Code of 1986, as amended (the "Code"). The Code requires that, at the end of each quarter of a fund's taxable year, (i) at least 50% of the market value of its total assets be invested in cash, U.S. government securities, securities of other regulated investment companies and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of the fund's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets be invested in the securities of any one issuer (other than U.S. government securities or the securities of other regulated investment companies). Since a relatively high percentage of the Fund's assets may be invested in the obligations of a limited number of issuers, some of which may be within the same economic sector, the Fund's portfolio securities may be more susceptible to any single economic, political or regulatory occurrence than the portfolio securities of a diversified investment company.

   Special Risk Considerations Applicable to the Michigan Municipal Bond Fund

                  The economy of the State of Michigan is heavily dependent upon the automobile manufacturing industry, a highly cyclical industry. This factor affects the revenue streams of the State of Michigan and its political subdivisions because it impacts on tax sources, particularly sales taxes, income taxes and Michigan single business taxes.

                  In 1993 and 1994, Michigan adopted complex statutory and constitutional changes which, among several other changes in tax methods and rates, have the effect of imposing limits on annual assessment increases and of transferring a significant part of the operating cost of public education from locally based property tax sources to state based sources, including increased sales tax. These changes will affect state and local revenues of Michigan governmental units in future years in differing ways, not all of which can be presently known with certainty.

SPECIAL RISK FACTORS AND CONSIDERATIONS

         Foreign Securities and Currencies

                  Investments in foreign securities involve certain inherent risks, such as political or economic instability of the issuer or the country of issue, the difficulty of predicting international trade patterns, changes in exchange rates of foreign currencies and the possibility of adverse changes in investment or exchange control regulations. There may be less publicly available information about a foreign company than about a domestic company. Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic companies. Further, foreign stock markets are generally not as developed or efficient as those in the U.S., and in most foreign markets, volume and liquidity are less than in the U.S. Fixed commissions on foreign stock exchanges are generally higher than the negotiated commissions on U.S. exchanges, and there is generally less government supervision and regulation of foreign stock exchanges, brokers and companies than in the U.S.

                  With respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, limitations on the removal of funds or other assets, or diplomatic developments that could affect investment within those countries. Because of these and other factors, securities of foreign companies acquired by the Funds may be subject to greater fluctuation in price than securities of domestic companies.

                  To the extent the Mid Cap Growth, Aggressive Allocation, Conservative Allocation and U.S. Government Income Funds invest in securities denominated in or quoted in currencies other than the U.S. dollar, changes in currency exchange rates (as well as changes in market values) will affect the value in U.S. dollars of securities held by those Funds. Foreign exchange rates are influenced by trade and investment flows, policy decisions of governments, and investor sentiment about these and other issues. In addition, costs are incurred in connection with conversions between various currencies.

                  The conversion of the eleven member states of the European Union to a common currency, the "euro," is scheduled to occur on January 1, 1999. As a result of the conversion, securities issued by the member states will be subject to certain risks, including competitive implications of increased price transparency of European Union markets (including labor markets) resulting from adoption of a common currency and issuers' plans for pricing their own products and services in euro; an issuer's ability to make any required information technology updates on a timely basis, and costs associated with the conversion (including costs of dual currency operations through January 1, 2002); currency exchange rate risk and derivatives exposure (including the disappearance of price sources, such as certain interest rate indices); continuity of material contracts and potential tax consequences. Other risks include whether the payment and operational systems of banks and other financial institutions will be ready by the scheduled launch date; the creation of suitable clearing and settlement payment systems for the new currency; the legal treatment of certain outstanding financial contracts after January 1, 1999 that refer to existing currencies rather than the euro; the establishment and maintenance of exchange rates for currencies being converted into the euro; the fluctuation of the euro relative to non-euro currencies during the transition period from January 1, 1999 to December 31, 2000 and beyond; whether the interest rate, tax and labor regimes of participating European countries will converge over time; and whether the conversion of the currencies of other EU countries such as the United Kingdom, Denmark and Greece into the euro and the possible admission of other non-EU countries such as Poland, Latvia and Lithuania as members of the EU may have an impact on the euro. These or other factors, including political and economic risks, could cause market disruptions before or after the introduction of the euro, and could adversely affect the value of securities and foreign currencies held by the Mid Cap Growth, Aggressive Allocation, Conservative Allocation or U.S. Government Income Funds. Commissions on transactions in foreign securities may be higher than those for similar transactions on domestic stock markets. In addition, clearance and settlement procedures may be different in foreign countries and, in certain markets, such procedures have been unable to keep pace with the volume of securities transactions, thus making it difficult to conduct such transactions.

                  The expense ratio of a fund investing in foreign securities can be expected to be higher than that of funds investing in domestic securities. The costs of investing abroad are generally higher for several reasons, including the cost of investment research, increased costs of custody for foreign securities, higher commissions paid for comparable transactions involving foreign securities, and costs arising from delays in settlements of transactions involving foreign securities.

                  Interest and dividends payable on a Fund's foreign portfolio securities may be subject to foreign withholding taxes. To the extent such taxes are not offset by tax credits or deductions allowed to investors under U.S. federal income tax provisions, they may reduce the return to the Fund's shareholders.


OTHER INVESTMENT POLICIES OF THE FUNDS

         Derivative Instruments

                  The Mid Cap Growth, Aggressive Allocation, Conservative Allocation and U.S. Government Income Funds may purchase certain "derivative" instruments. Derivative instruments are instruments that derive value from the performance of underlying securities, interest or currency exchange rates, or indices, and include (but are not limited to) futures contracts, options, forward currency contracts and structured debt obligations (including collateralized mortgage obligations ("CMOs"), various floating rate instruments and other types of securities).

                  Like all investments, derivative instruments involve several basic types of risks which must be managed in order to meet investment objectives. The specific risks presented by derivatives include, to varying degrees, market risk in the form of underperformance of the underlying securities, exchange rates or indices; credit risk that the dealer or other counterparty to the transaction will fail to pay its obligations; volatility and leveraging risk that, if interest or exchange rates change adversely, the value of the derivative instrument will decline more than the securities, rates or indices on which it is based; liquidity risk that a Fund will be unable to sell a derivative instrument when it wants because of lack of market depth or market disruption; pricing risk that the value of a derivative instrument (such as an option) will not correlate exactly to the value of the underlying securities, rates or indices on which it is based; extension risk that the expected duration of an instrument may increase or decrease; and operations risk that loss will occur as a result of inadequate systems and controls, human error or otherwise. Some derivative instruments are more complex than others, and for those instruments that have been developed recently, data are lacking regarding their actual performance over complete market cycles.

                  The risk due to the use of derivatives in the equity portion of each of the Aggressive Allocation and Conservative Allocation Fund's portfolio of investments will be limited to 33-1/3% of such investments at the time of the derivative transaction.

                  With respect to the U.S. Government Income Fund and the fixed income portion of each of the Aggressive Allocation and Conservative Allocation Fund's investments, the Adviser has determined that the risk features that most distinguish derivatives from other investment instruments (and which heavily influence the market, volatility and leveraging, liquidity, and pricing risks referred to above) can be described generally as "structural risk." Structural risk refers to the contractual features of an investment that can cause its total return to vary with changes in interest rates or other variables. Structural risk is not unique to derivatives, but because derivatives often are created through the intricate division of the cash flows of the underlying security, they can (but do not necessarily) present a high degree of structural risk. Structural risk can arise from variations in coupon levels, principal, and/or average life.

                  The Adviser has adopted the following internal policies concerning management of the structural risk inherent in derivative instruments. The risk to a Fund due to the use of such derivatives will be limited to the principal invested in such instruments. When a Fund engages in short sales "against the box," risk of loss will be limited to the value of the securities "in the box." The Adviser does not presently intend to invest in the types of derivatives which are structured instruments, such as range notes, dual index notes, leveraged or deleveraged bonds, inverse floaters, index amortizing notes and other structured instruments having similar cash flow characteristics.

                  The Treasury Plus Money Market Fund and the cash equivalent portion of each of the Aggressive Allocation and Conservative Allocation Fund's portfolio of investments are managed with an emphasis on safety and high credit quality. This requires that liquidity risk and market risk or interest rate risk, as well as credit risk, be held to minimal levels. The Adviser has determined that many types of floating rate and variable rate instruments, commonly referred to as "derivatives," are considered to be potentially volatile. These derivative instruments are structured in a way that may not allow them to reset to par at an interest rate adjustment date. Accordingly, the Adviser has adopted the following policies with respect to the Treasury Plus Money Market Fund and the cash equivalent portion of each of the Aggressive Allocation and Conservative Allocation Fund's assets.

                  The following types of derivative instruments ARE NOT permitted investments for the Treasury Plus Money Market Fund and the cash equivalent portion of each of the Aggressive Allocation and Conservative Allocation Fund's respective portfolio of investments:

                  - leveraged or deleveraged floaters (whose interest rate reset provisions are based on a formula that magnifies the effect of changes in interest rates);

                  - range floaters (which do not pay interest if market interest rates move outside of a specified range);

                  - dual index floaters (whose interest rate reset provisions are tied to more than one index so that a change in the relationship between these indices may result in the value of the instrument falling below face value);

                  - inverse floaters (which reset in the opposite direction of their index); and

                  - any other structured instruments having cash flow characteristics that can create potential market volatility similar to the instruments listed above.

                  Additionally, the Treasury Plus Money Market Fund's assets and the cash equivalent portion of each of the Aggressive Allocation and Conservative Allocation Fund's portfolio will not be invested in instruments indexed to longer than one-year rates, or in instruments whose interest rate reset provisions are tied to an index that materially lags short-term interest rates, such as "COFI floaters."

                  At the present time, the only derivative investments that have been determined to be suitable for the Treasury Plus Money Market Fund and the cash equivalent portion of each of the Aggressive Allocation and Conservative Allocation Fund's portfolios are:

                  -        securities based on short-term, fixed-rate contracts;
                           and

                  - floating-rate or variable-rate securities whose interest rates reset based on changes in standard money market rate indices such as U.S. government Treasury bills, London Interbank Offered Rate, published commercial paper rates, or federal funds rates; and

                  - U.S. Treasury receipts that evidence ownership in either the future interest payments or the future principal payments on U.S. Government obligations.

                  The risk to the Treasury Plus Money Market Fund's assets and to the cash equivalent portion of the assets of each of the Aggressive Allocation and Conservative Allocation Funds due to the use of derivatives will be limited to the principal invested in such instruments.

                  The Adviser will evaluate the risks presented by the derivative instruments purchased by the Funds, and will determine, in connection with day-to-day management of the Funds, how they will be used in furtherance of each Fund's investment objective.

         Futures Contracts and Related Options

                  The Mid Cap Growth Fund may invest in stock index futures contracts and options of futures contracts in attempting to hedge against changes in the value of securities that it holds or intends to purchase. The U.S. Government Income Fund may invest in futures contracts on U.S. Treasury obligations. The Aggressive Allocation and Conservative Allocation Funds may invest in stock index, interest rate, bond index and foreign currency futures contracts and options on these futures contracts. A Fund might sell a futures contract in order to offset an expected decrease in the value of its portfolio that might otherwise result from a market decline. Each of these Funds may invest in the instruments described either to hedge the value of their respective portfolio securities as a whole, or to protect against declines occurring prior to sales of securities in the value of the securities to be sold. Conversely, a Fund may purchase a futures contract in anticipation of purchases of securities. In addition, each of these Funds may utilize futures contracts in anticipation of changes in the composition of its holdings for hedging purposes or to maintain liquidity.

                  Futures contracts obligate a Fund, at maturity, to take or make delivery of certain securities or the cash value of an index or the cash value of a stated amount of a foreign currency. When interest rates are rising, futures contracts can offset a decline in value of the securities held by a Fund. When rates are falling or prices of securities are rising, these contracts can secure higher yields for securities a Fund intends to purchase.

                  The Mid Cap Growth, Aggressive Allocation, Conservative Allocation and U.S. Government Income Funds may purchase and sell call and put options on futures contracts traded on an exchange or board of trade. When a Fund purchases an option on a futures contract, it has the right to assume a position as a purchaser or seller of a futures contract at a specified exercise price at any time during the option period. When a Fund sells an option on a futures contract, it becomes obligated to purchase or sell a futures contract if the option is exercised. In anticipation of a market advance, a Fund may purchase call options on futures contracts as a substitute for the purchase of futures contracts to hedge against a possible increase in the price of securities which the Fund intends to purchase. Similarly, if the value of a Fund's securities is expected to decline, it might purchase put options or sell call options on futures contracts rather than sell futures contracts.

                  Each of the Mid Cap Growth, Aggressive Allocation, Conservative Allocation and U.S. Government Income Funds intend to comply with the regulations of the Commodity

Futures Trading Commission ("CFTC") exempting it from registration as a "commodity pool operator." A Fund's commodities transactions must constitute bona fide hedging or other permissible transactions pursuant to such regulations. In addition, a Fund may not engage in such transactions if the sum of the amount of initial margin deposits and premiums paid for unexpired commodity options, other than for bona fide hedging transactions, would exceed 5% of the liquidation value of its assets, after taking into account unrealized profits and unrealized losses on such contracts it has entered into; provided, however, that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in calculating the percentage limitation. In connection with a Fund's position in a futures contract or option thereon, it will create a segregated account of liquid assets, such as cash, U.S. government securities or other liquid high grade debt obligations, or will otherwise cover its position in accordance with applicable requirements of the SEC.

                  The primary risks associated with the use of futures contracts and options are:

                    (i) an imperfect correlation between the change in market value of the securities held by a Fund and the price of the futures contracts and options;

                   (ii) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired;

                  (iii) losses greater than the amount of the principal invested as initial margin due to unanticipated market movements which are potentially unlimited; and

                   (iv) the Adviser's ability to predict correctly the direction of securities prices, interest rates and other economic factors.

         Options

                  Each Fund, other than the Treasury Plus Money Market Fund, may write covered call options, buy put options, buy call options and sell or "write" secured put options on a national securities exchange and issued by the Options Clearing Corporation for hedging purposes. Such transactions may be effected on a principal basis with primary reporting dealers in U.S. government securities in an amount not exceeding 5% of a Fund's net assets. Such options may relate to particular securities, stock or bond indices, financial instruments or foreign currencies. Purchasing options is a specialized investment technique which entails a substantial risk of a complete loss of the amounts paid as premiums to the writer of the option.

                  A call option for a particular security gives the purchaser of the option the right to buy, and a writer the obligation to sell, the underlying security at the stated exercise price at any time prior to or only at the expiration of the option, regardless of the market price of the security. The premium paid to the writer is the consideration for undertaking the obligations under the option contract. A put option for a particular security gives the purchaser the right to sell the underlying security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security. In contrast to an option on a particular security, an option on a securities index provides the holder with the right to make or receive a cash settlement upon exercise of the option.

                  Each Fund other than the Treasury Plus Money Market Fund may purchase and sell put options on portfolio securities at or about the same time that it purchases the underlying security or at a later time. By buying a put, a Fund limits its risk of loss from a decline in the market value of the security until the put expires. Any appreciation in the value of and yield otherwise available from the underlying security, however, will be partially offset by the amount of the premium paid for the put option and any related transaction costs. Call options may be purchased by a Fund in order to acquire the underlying security at a later date at a price that avoids any additional cost that would result from an increase in the market value of the security. A Fund may also purchase call options to increase its return to investors at a time when the call is expected to increase in value due to anticipated appreciation of the underlying security. Prior to its expiration, a purchased put or call option may be sold in a closing sale transaction (a sale by a Fund, prior to the exercise of an option that it has purchased, of an option of the same series), and profit or loss from the sale will depend on whether the amount received is more or less than the premium paid for the option plus the related transaction costs.

                  In addition, each Fund other than the Treasury Plus Money Market Fund may write covered call and secured put options. A covered call option means that a Fund owns or has the right to acquire the underlying security subject to call at all times during the option period. A secured put option means that a Fund maintains in a segregated account with its custodian cash or U.S. government securities in an amount not less than the exercise price of the option at all times during the option period. Such options will be listed on a national securities exchange and issued by the Options Clearing Corporation and may be effected on a principal basis with primary reporting dealers in the U.S.

                  The aggregate value of the securities subject to options written by a Fund will not exceed 25% of the value of its net assets. In order to close out an option position prior to maturity, a Fund may enter into a "closing purchase transaction" by purchasing a call or put option (depending upon the position being closed out) on the same security with the same exercise price and expiration date as the option which it previously wrote.

                  Options trading is a highly specialized activity and carries greater than ordinary investment risk. Purchasing options may result in the complete loss of the amounts paid as premiums to the writer of the option. In writing a covered call option, a Fund gives up the opportunity to profit from an increase in the market price of the underlying security above the exercise price (except to the extent the premium represents such a profit). Moreover, it will not be able to sell the underlying security until the covered call option expires or is exercised or a Fund closes out the option. In writing a secured put option, a Fund assumes the risk that the market value of the security will decline below the exercise price of the option. The use of covered call and secured put options will not be a primary investment technique of a Fund.

         Foreign Securities and Currencies

                  Each of the Mid Cap Growth, Aggressive Allocation, Conservative Allocation and U.S. Government Income Funds may invest in securities issued by foreign issuers either directly or indirectly through investments in instruments such as ADRs, EDRs and similar instruments (defined below) as permitted by their respective investment policies. The Funds also may invest in securities of domestic issuers denominated in foreign currencies and foreign currencies. See "Special Risk Factors and Consideration - Foreign Securities and Currencies" above.

         American, Standard & Poor's, MidCap Standard & Poor's, European and Global Depository Receipts

                  Each of the Mid Cap Growth, Aggressive Allocation, Conservative Allocation and U.S. Government Income Funds may invest in ADRs. The Mid Cap Growth, Aggressive Allocation and Conservative Allocation Funds may also invest in SPDRs, EDRs, GDRs and other similar global instruments. The Mid Cap Growth Fund may also invest in MidCap SPDRs. ADRs are receipts issued in registered form by a U.S. bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. ADRs may be listed on a national securities exchange or may be traded in the over-the-counter markets. ADR prices are denominated in U.S. dollars although the underlying securities may be denominated in a foreign currency. SPDRs are receipts designed to replicate the performance of the S&P 500. MidCap SPDRs represent ownership in the MidCap SPDR Trust, a unit investment trust which holds a portfolio of common stocks that closely tracks the price performance and dividend yield of the S&P MidCap 400 Index. EDRs, which are sometimes referred to as Continental Depository Receipts, are receipts issued in Europe typically by non-U.S. banks or trust companies and foreign branches of U.S. banks that evidence ownership of foreign or U.S. securities. EDRs are designed for use in European exchange and over-the-counter markets. GDRs are receipts structured similarly to EDRs and are marketed globally. GDRs are designed for trading in non-U.S. securities markets. Investments in ADRs, EDRs and GDRs involve risks similar to those accompanying direct investments in foreign securities, but those that are traded in the over-the-counter market which do not have an active or substantial secondary market will be considered illiquid and, therefore, will be subject to a Fund's limitation with respect to illiquid securities.

                  The principal difference between sponsored and unsponsored ADR, EDR and GDR programs is that unsponsored ones are organized independently and without the cooperation of the issuer of the underlying securities. Consequently, available information concerning the issuer may not be as current as for sponsored ADRs, EDRs and GDRs, and the prices of unsponsored ADRs, EDRs and GDRs may be more volatile.

         Forward Currency Exchange Contracts

                  The Aggressive Allocation and Conservative Allocation Funds may enter into forward currency exchange contracts in an effort to reduce the level of volatility caused by changes in foreign currency exchange rates or where such transactions are deemed economically appropriate for the reduction of risks inherent in the ongoing management of such Funds. The

Funds may not enter into such contracts for speculative purposes. A forward currency exchange contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of contract. Although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain that might be realized should the value of such currency increase. Consequently, a Fund may choose to refrain from entering into such contracts. In connection with forward currency exchange contracts, a Fund will create a segregated account of liquid assets or otherwise cover its positions in accordance with applicable SEC requirements.

         Exchange Rate-Related Securities

                  The Aggressive Allocation and Conservative Allocation Funds may invest in debt securities for which the principal due at maturity, while paid in U.S. dollars, is determined by reference to the exchange rate between the U.S. dollar and the currency of one or more foreign countries ("Exchange Rate-Related Securities"). The interest payable on these securities is also denominated in U.S. dollars and is not subject to foreign currency risk and, in most cases, is paid at rates higher than most other similarly rated securities in recognition of the risks associated with these securities. There is the possibility of significant changes in rates of exchange between the U.S. dollar and any foreign currency to which an Exchange Rate-Related Security is linked. In addition, there is no assurance that sufficient trading interest to create a liquid secondary market will exist for a particular Exchange Rate-Related Security due to conditions in the debt and foreign currency markets. Illiquidity in the forward foreign exchange market and the high volatility of the foreign exchange market may, from time to time, combine to make it difficult to sell an Exchange Rate-Related Security prior to maturity without incurring a significant price loss.

         Debt Securities

                  The Aggressive Allocation and Conservative Allocation Funds may invest in debt securities which may include: equipment lease and trust certificates; corporate issues; collateralized mortgage obligations; state, municipal and private activity bonds; obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities; securities of supranational organizations such as the World Bank; participation certificates in pools of mortgages, including mortgages issued or guaranteed by the U.S. government, its agencies or instrumentalities; asset-backed securities such as mortgage backed securities, Certificates of Automobile Receivables ("CARS") and Certificates of Amortizing Revolving Debts ("CARDS"); private placements; and income participation loans. Some of the securities in which the Aggressive Allocation and Conservative Allocation Funds invest may have warrants or options attached.

                  Fund appreciation may result from an improvement in the credit standing of an issuer whose securities are held or a general decline in the level of interest rates or a combination of both. An increase in the level of interest rates generally reduces the value of the fixed rate debt instruments held by a Fund; conversely, a decline in the level of interest rates generally increases the value of such investments. An increase in the level of interest rates may temporarily reduce the value of the floating rate debt instruments held by a Fund; conversely, a decline in the level of interest rates may temporarily increase the value of those investments.

         Ratings Criteria

                  Each of the Aggressive Allocation, Conservative Allocation and Michigan Municipal Bond Funds may invest in investment grade debt securities which are rated at the time of purchase within the four highest ratings groups assigned by Moody's Investors Service, Inc. ("Moody's") (Aaa, Aa, A and Baa), Standard & Poor's Ratings Group ("S&P") (AAA, AA, A and BBB), Fitch Investors Service, Inc. ("Fitch") (AAA, AA, A and BBB), Duff & Phelps Credit Rating Co. ("Duff") (AAA, AA, A and BBB) or IBCA (AAA, AA, A and BBB), or, if unrated, which are determined by the Adviser to be of comparable quality pursuant to guidelines approved by the Trust's Board of Trustees. Debt securities rated in the lowest investment grade debt category (Baa by Moody's or BBB by S&P, Fitch, Duff or IBCA) have speculative characteristics; changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade securities.

                  In the event that, subsequent to its purchase by a Fund, a rated security ceases to be rated or its rating is reduced below investment grade, the Adviser will consider whether the Fund should continue to hold the security. The Adviser expects, however, to sell promptly any securities that are non-investment grade as a result of such events that exceed 5% of a Fund's net assets where the Adviser has determined that such sale is in the best interest of the particular Fund.

                  Rating symbols are more fully described in Appendix A to the Statement of Additional Information.

         Mortgage-Backed Securities

                  The Aggressive Allocation, Conservative Allocation and U.S. Government Income Funds may purchase securities that are secured or backed by mortgages and are issued by entities such as the Government National Mortgage Association ("GNMA"), Federal National Mortgage Association ("FNMA"), Federal Home Loan Mortgage Corporation ("FHLMC"), or private mortgage conduits.

                  Mortgage-backed securities represent an ownership interest in a pool of mortgages, the interest and principal payments on which may be guaranteed by an agency or instrumentality of the U.S. government, although not necessarily by the U.S. government itself. Mortgage-backed securities include CMOs and mortgage pass-through certificates.

                  Mortgage pass-through certificates, which represent interests in pools of mortgage loans, provide the holder with a pro rata interest in the underlying mortgages. One type of such certificate in which a Fund may invest is a GNMA Certificate which is backed as to the timely payment of principal and interest by the full faith and credit of the U.S. government. Another type is a FNMA Certificate, the principal and interest of which are guaranteed only by FNMA itself, not by the full faith and credit of the U.S. government. Another type is a FHLMC Participation Certificate which is guaranteed by FHLMC as to timely payment of principal and interest. However, like a FNMA security it is not guaranteed by the full faith and credit of the U.S. government. Privately issued mortgage backed securities will carry an investment grade rating at the time of purchase by S&P or by Moody's or, if unrated, will be in the Adviser's opinion equivalent in credit quality to such rating. Mortgage-backed securities issued by private issuers, whether or not such obligations are subject to guarantees by the private issuer, entail greater risk than obligations directly or indirectly guaranteed by the U.S. government.

                  The yield and average life characteristics of mortgage-backed securities differ from traditional debt securities. A major difference is that the principal amount of the obligations may be prepaid at any time because the underlying assets (i.e., loans) generally may be prepaid at any time. As a result, if a mortgage-backed security is purchased at a premium, a prepayment rate that is faster than expected will reduce the expected yield to maturity and average life, while a prepayment rate that is slower than expected will have the opposite effect of increasing yield to maturity and average life. If a mortgage-backed security is purchased at a discount, faster than expected prepayments will increase the expected yield to maturity and shorten the average life. Slower than expected prepayments of this kind of mortgage-backed security will decrease the expected yield to maturity and extend the average life. There can be no assurance that the Trust's estimation of the duration of mortgage-backed securities it holds will be accurate or that the duration of such instruments will always remain within the maximum target duration. In calculating the average weighted maturity of a Fund, the maturity of mortgage-backed securities will be based on estimates of average life.

                  Prepayments on mortgage-backed securities generally increase with falling interest rates and decrease with rising interest rates; furthermore, prepayment rates are influenced by a variety of economic and social factors. Like other fixed income securities, when interest rates rise, the value of mortgage-backed securities generally will decline; however, when interest rates decline, the value of mortgage-backed securities may not increase as much as that of other similar duration fixed income securities, and, as noted above, changes in market rates of interest may accelerate or retard prepayments and thus affect maturities.

                  These characteristics may result in a higher level of price volatility for these assets under certain market conditions. In addition, while the market for mortgage-backed securities is ordinarily quite liquid, in times of financial stress the market for these securities can become restricted.

         Asset-Backed Securities

                  The Aggressive Allocation, Conservative Allocation and U.S. Government Income Funds may also invest in asset-backed securities including interests in pools of receivables, such as motor vehicle installment purchase obligations and credit card receivables. In general, the collateral supporting non-mortgage, asset-backed securities is of shorter maturity than mortgage loans and is less likely to experience substantial prepayments. Such securities may also be debt instruments, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are not issued or guaranteed by the U.S. government or its agencies or instrumentalities.

                  Asset-backed securities involve certain risks that are not presented by mortgage-backed securities. Primarily, these securities may not have the benefit of the same security interest in the underlying collateral. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws. Most issuers of motor vehicle receivables permit the servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related motor vehicle receivables. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the motor vehicle receivables may not have an effective security interest in all of the obligations backing such receivables. Therefore, there is a possibility that recoveries on repossessed collateral may not, in some cases, be able to support payments on these securities.

         Corporate Debt Obligations

                  Each Fund may invest in corporate debt obligations. In addition to obligations of corporations, corporate debt obligations include securities issued by banks and other financial institutions. Corporate debt obligations are subject to the risk of an issuer's inability to meet principal and interest payments on the obligations.


         Interest Rate and Total Return Swaps

                  In order to protect its value from interest rate fluctuations, the Aggressive Allocation, Conservative Allocation and U.S. Government Income Funds may enter into interest rate swaps. The Aggressive Allocation and Conservative Allocation Funds may also enter into total return swaps. A Fund expects to enter into these hedging transactions primarily to preserve a return or spread of a particular investment or portion of its holdings and to protect against an increase in the price of securities the Fund anticipates purchasing at a later date. Swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (i.e., an exchange of floating rate payments for fixed rate payments). The net amount of the excess, if any, of a Fund's obligations over its entitlements with respect to each swap will be accrued on a daily basis and an amount of liquid assets, such as cash, U.S. government securities or other liquid high grade debt securities, having an aggregate net asset value at least equal to such accrued excess will be maintained in a segregated account by the Fund's custodian. A Fund will not enter into any swap unless the unsecured commercial paper, senior debt, or claims paying ability of the other party is rated either "A" or "A-1" or better by S&P, Duff or Fitch, or "A" or "P-1" or better by Moody's or the claims paying ability of the other party is deemed creditworthy and any such obligation the Fund may have under such an arrangement will be covered by setting aside liquid high grade securities in a segregated account.

         U.S. Government Obligations

                  Each Fund may purchase obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities. Obligations of certain agencies and instrumentalities of the U.S. government, such as the GNMA, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Export-Import Bank of the United States, are supported by the right of the issuer to borrow from the Treasury; others, such as those of the FNMA, are supported by the discretionary authority of the U.S. government to purchase the agency's obligations; still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. No assurance can be given that the U.S. government would provide financial support to U.S. Government-sponsored instrumentalities if it is not obligated to do so by law. Some of these investments may be variable or floating rate instruments. See "Variable and Floating Rate Obligations."

         U.S. Treasury Obligations and Receipts

                  Each Fund may invest in obligations issued or guaranteed by the U.S. government or its agencies. The Funds may invest in U.S. Treasury obligations consisting of bills, notes and bonds issued by the U.S. Treasury, and separately traded interest and principal component parts of such obligations that are transferable through the Federal book-entry system known as STRIPS (Separately Traded Registered Interest and Principal Securities).

                  The Funds may invest in separately traded interest and principal component parts of the U.S. Treasury obligations that are issued by banks or brokerage firms and are created by depositing U.S. Treasury obligations into a special account at a custodian bank. The custodian holds the interest and principal payments for the benefit of the registered owners of the certificates of receipts. The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register. Receipts include "Treasury Receipts" ("TRs"), "Treasury Investment Growth Receipts" ("TIGRs"), "Liquid Yield Option Notes" ("LYONs"), and "Certificates of Accrual on Treasury Securities" ("CATS"). TIGRs, LYONs and CATS are interests in private proprietary accounts while TR's are interests in accounts sponsored by the U.S. Treasury.

                  Securities denominated as TRs, TIGRs, LYONs and CATS are sold as zero coupon securities which means that they are sold at a substantial discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. This discount is accreted over the life of the security, and such accretion will constitute the income earned on the security for both accounting and tax purposes. Because of these features, such securities may be subject to greater interest rate volatility than interest paying investments.

         Dollar Rolls

                  The Aggressive Allocation, Conservative Allocation, U.S. Government Income and Michigan Municipal Bond Funds may invest in reverse repurchase agreements in the form of Dollar Rolls. Dollar Rolls are transactions in which securities are sold by a Fund for delivery in the current month and a Fund simultaneously contracts to repurchase substantially similar securities on a specified future date. Any difference between the sale price and the purchase price is netted against the interest income foregone on the securities sold to arrive at an implied borrowing rate. Alternatively, the sale and purchase transactions can be executed at the same price, with a Fund being paid a fee as consideration for entering into the commitment to purchase. Dollar Rolls may be renewed prior to cash settlement and initially may involve only a firm commitment agreement by a Fund to buy a security. If the broker-dealer to which a Fund sells the security becomes insolvent, a Fund's right to repurchase the security may be restricted. Other risks involved in entering into Dollar Rolls include the risk that the value of the security may change adversely over the term of the Dollar Roll and that the security a Fund is required to repurchase may be worth less than the security that the Fund originally held.

         Short Sales

                  Each of the Aggressive Allocation, Conservative Allocation and U.S. Government Income Funds may engage in short sales of its securities. Selling securities short involves selling securities the seller does not own (but has borrowed) in anticipation of a decline in the market price of such securities. To deliver the securities to the buyer, the seller must arrange through a broker to borrow the securities and, in so doing, the seller becomes obligated to replace the securities borrowed at their market price at the time of replacement. In a short sale, the proceeds the seller receives from the sale are retained by a broker until the seller replaces the borrowed securities. The seller may have to pay a premium to borrow the securities and must pay any dividends or interest payable on the securities until they are replaced.

                  A Fund may only sell securities short "against the box." A short sale is "against the box" if, at all times during which the short position is open, the Fund owns at least an equal amount of the securities or securities convertible into, or exchangeable without further consideration for, securities of the same issuer as the securities that are sold short.

         Variable and Floating Rate Obligations

                  Each Fund, other than the Treasury Plus Money Market Fund, may purchase variable and floating rate instruments (including variable amount master demand notes and adjustable rate mortgages) which are unsecured instruments that permit the indebtedness thereunder to vary in addition to providing for periodic adjustments in the interest rate. The absence of an active secondary market with respect to particular variable and floating rate instruments could make it difficult for a Fund to dispose of instruments if the issuer defaulted on its payment obligation or during periods that the Fund is not entitled to exercise its demand rights, and the Fund could, for these or other reasons, suffer a loss with respect to such instruments.

                  With respect to the Michigan Municipal Bond Fund, although there may be no active secondary market in the obligations in which the Fund invests, the Fund may demand payment of principal and accrued interest at a time specified in the instruments or may resell them to a third party. Such obligations may be backed by bank letters of credit, guarantees or other forms of credit and/or liquidity enhancements issued by banks, other financial institutions or the U.S. government, its agencies or instrumentalities. The quality of any credit or liquidity enhancement will be rated high quality or, if unrated, will be determined to be of comparable quality by the Adviser. In the event an issuer of a variable or floating rate obligation defaulted on its payment obligation, the Fund might be unable to dispose of the instrument because of the absence of a secondary market and could, for this or other reasons, suffer a loss to the extent of the default.

         When-Issued Securities

                  Each Fund other than the Treasury Plus Money Market Fund may purchase securities on a "when-issued" or delayed delivery basis. These transactions are arrangements in which a Fund purchases securities with payment and delivery scheduled for a future time. Each Fund expects that commitments to purchase when-issued securities will not exceed 25% of the value of its total assets under normal market conditions. None of the Funds intends to purchase when-issued securities for speculative purposes but only for the purpose of acquiring portfolio securities. In when-issued and delayed delivery transactions, a Fund relies on the seller to complete the transaction; its failure to do so may cause it to miss a price or yield considered to be attractive.

                  One form of when-issued or delayed delivery security that the U.S. Government Income Fund may purchase is a "to be announced" ("TBA") mortgage-backed security. A TBA transaction arises when a mortgage-backed security, such as a GNMA pass-through security, is purchased or sold with the specific pools that will constitute the GNMA pass-through security to be announced on a future settlement date.

         Lending Portfolio Securities

                  In order to generate additional income, each of the Mid Cap Growth, Aggressive Allocation, Conservative Allocation and U.S. Government Income Funds may, from time to time, lend its portfolio securities to broker-dealers, banks or other institutional borrowers. A Fund must receive at least 100% collateral in the form of cash or U.S. government securities. This collateral must be valued daily by the Adviser and the borrower will be required to provide additional collateral should the market value of the loaned securities increase. During the time portfolio securities are on loan, the borrower pays the Fund any dividends or interest paid on such securities. Loans are subject to termination by a Fund or the borrower at any time. While a Fund does not have the right to vote securities on loan, it intends to terminate the loan and regain the right to vote if this is considered important with respect to the investment. A Fund will only enter into loan arrangements with broker-dealers, banks or other institutions which the Adviser has determined are creditworthy under guidelines established by the Trust's Board of Trustees.

         Illiquid Securities

                  Each Fund will not invest more than 15% (10% with respect to the Treasury Plus Money Market Fund) of its net assets in securities that are illiquid. Illiquid securities would generally include repurchase agreements, interest rate swaps, guaranteed investment contracts ("GICs") and other instruments with notice/termination dates in excess of seven days, illiquid certificates of participation and certain securities which are subject to trading restrictions because they are not registered under the Securities Act of 1933, as amended (the "1933 Act").

                  A Fund may purchase securities which are not registered under the 1933 Act but which can be sold to "qualified institutional buyers" in accordance with Rule 144A under the 1933 Act. Any such security will not be considered illiquid so long as it is determined by the Board of Trustees or the Adviser, acting under guidelines approved and monitored by the Board, that an adequate trading market exists for that security. This investment practice could have the effect of increasing the level of illiquidity in a Fund during any period that qualified institutional buyers become uninterested in purchasing these restricted securities.

         Short-Term Obligations

                  The Mid Cap Growth, Aggressive Allocation, Conservative Allocation and U.S. Government Income Funds may hold temporary cash balances which may be invested in various short-term obligations (with maturities of 12 months or less) such as domestic and foreign commercial paper, bankers' acceptances, certificates of deposit and demand and time deposits of domestic and foreign branches of U.S. banks and foreign banks, U.S. government securities, repurchase agreements, reverse repurchase agreements and GICs.

         Bank Obligations

                  Each Fund other than the Treasury Plus Money Market Fund may invest in certain bank obligations. Bank obligations include bankers' acceptances, negotiable certificates of deposit, and non-negotiable time deposits issued for a definite period of time and earning a specified return by a U.S. bank which is a member of the Federal Reserve System. Bank obligations also include U.S. dollar denominated bankers' acceptances, certificates of deposit and time deposits of domestic and foreign branches of U.S. banks and foreign banks. Investment in bank obligations is limited to the obligations of financial institutions having more than $1 billion in total assets at the time of purchase.

         Commercial Paper

                  Each Fund other than the Treasury Plus Money Market Fund may invest in commercial paper. Investments in commercial paper and other short-term promissory notes issued by corporations (including variable and floating rate instruments) must be rated at the time of purchase "A-2" or better by S&P, "Prime-2" or better by Moody's, "F-2" or better by Fitch, "Duff 2" or better by Duff, or "A2" or better by IBCA or, if not rated, determined by the adviser to be of comparable quality pursuant to guidelines approved by the Trust's Board of Trustees. Investments may also include corporate notes. In addition, the Mid Cap Growth, Aggressive Allocation and Conservative Allocation Funds may invest in Canadian commercial paper, which is U.S. dollar denominated commercial paper issued by a Canadian corporation or a Canadian counterpart of a U.S. corporation. The Aggressive Allocation and Conservative Allocation Funds may also invest in Europaper, which is U.S. dollar denominated commercial paper of a foreign issuer.

         Repurchase Agreements

                  Securities held by each Fund may be subject to repurchase agreements. Under the terms of a repurchase agreement, a Fund purchases securities from financial institutions such as banks and broker-dealers which the Adviser deems creditworthy under guidelines approved by the Trust's Board of Trustees, subject to the seller's agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by a Fund plus interest negotiated on the basis of current short term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement will be required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest).

                  If the seller were to default on its repurchase obligation or become insolvent, a Fund would suffer a loss to the extent that the proceeds from a sale of the underlying portfolio securities were less than the repurchase price under the agreements, or to the extent that the disposition of such securities by a Fund were delayed pending court action. Although there is no controlling legal precedent confirming that a Fund would be entitled, as against a claim by such seller or its receiver or trustee in bankruptcy, to retain the underlying securities, the Board of Trustees believes that, under the regular procedures normally in effect for custody of a Fund's securities subject to repurchase agreements and under federal laws, a court of competent jurisdiction would rule in favor of the Trust if presented with the question. Securities subject to repurchase agreements will be held by the Trust's custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered to be loans by the Fund under the 1940 Act.

         Reverse Repurchase Agreements

                  Each Fund may borrow funds for temporary purposes by entering into reverse repurchase agreements in accordance with their respective investment restrictions. Pursuant to such agreements, a Fund would sell its portfolio securities to financial institutions such as banks and broker-dealers, and agree to repurchase them at a mutually agreed upon date and price. Each Fund intends to enter into reverse repurchase agreements only to avoid otherwise selling securities during unfavorable market conditions to meet redemptions. At the time a Fund enters into a reverse repurchase agreement, it will place in a segregated custodial account assets such as U.S. government securities or other liquid, high grade debt securities consistent with the Fund's investment restrictions having a value equal to the repurchase price (including accrued interest), and will subsequently monitor the account to ensure that such equivalent value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the price at which it is obligated to repurchase the securities. Reverse repurchase agreements are considered to be borrowings by a Fund under the 1940 Act.

         Securities of Other Investment Companies

                  Subject to 1940 Act limitations and pursuant to applicable SEC requirements, each Fund other than the Treasury Plus Money Market Fund may invest in securities issued by other investment companies which invest in high quality, short-term debt securities and which determine their net asset value per share based on the amortized cost or penny-rounding method. The Treasury Plus Money Market Fund may invest in securities issued by other investment companies which invest exclusively in direct obligations of the U.S. government, its agencies or instrumentalities and which determine their net asset value per share based on the amortized cost of penny-rounding method. As a shareholder of another investment company, each Fund would bear, along with other shareholders, its pro rata portion of that company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that each Fund bears directly in connection with its own operations. Investment companies in which each Fund may invest may also impose a sales or distribution charge in connection with the purchase or redemption of their shares and other types of commissions or charges. Such charges will be payable by a Fund and, therefore, will be borne indirectly by its shareholders.

         Municipal Securities

                  The two principal classifications of Michigan Municipal Securities which may be held by the Michigan Municipal Bond Fund are "general obligation" securities and "revenue" securities. General obligation securities are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue securities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from proceeds of a special excise tax or other specific revenue source such as the user of the facility being financed. Private activity bonds held by the Fund are in most cases revenue securities and are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved.

                  The Fund may also invest in "moral obligation" securities, which are normally issued by special purpose public authorities. If the issuer of moral obligation securities is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the state or municipality which created the issuer.

                  The Fund invests primarily in Michigan Municipal Securities which are rated at the time of purchase within the four highest rating categories assigned by a Rating Agency or in the highest rating category assigned by a Rating Agency in the case of notes, tax-exempt commercial paper or variable rate demand obligations. The Fund may also purchase Michigan Municipal Securities which are unrated at the time of purchase but determined to be of comparable quality by the Adviser pursuant to guidelines approved by the Trust's Board of Trustees. The applicable municipal securities ratings are described in Appendix A to the Statement of Additional Information.

                  Opinions relating to the validity of municipal securities and to the exemption of interest thereon from federal income tax are rendered by bond counsel to the respective issuers at the time of issuance. Neither the Funds nor the Adviser will review the proceedings relating to the issuance of municipal securities or the basis for such opinions.

                  Michigan Municipal Securities purchased by the Michigan Municipal Bond Fund may include rated and unrated variable and floating rate tax-exempt notes. A variable rate note is one whose terms provide for the adjustment of its interest rate on set dates and which, upon such adjustment, can reasonably be expected to have a market value that approximates its par value. A floating rate note is one whose terms provide for the adjustment of its interest rate whenever a specified interest rate changes and which, at any time, can reasonably be expected to have a market value that approximates its par value. Such notes are frequently not rated by credit rating agencies; however, unrated variable and floating rate notes purchased by the Fund will be determined by the Adviser, under guidelines established by the Trust's Board of Trustees, to be of comparable quality at the time of purchase to rated instruments eligible for purchase under the Fund's investment policies. In making such determinations, the Adviser will consider the earning power, cash flow and other liquidity ratios of the issuers of such notes (such issuers include financial, merchandising, bank holding and other companies) and will continuously monitor their financial condition. There may be no active secondary market with respect to a particular variable or floating rate note. Nevertheless, the periodic readjustments of their interest rates tend to assure that their value to the Fund and will approximate their par value. The Fund will not purchase variable and floating rate notes or any other securities which in the Adviser's opinion are illiquid if, as a result, more than 15% of the Fund's total assets will be illiquid.

         Private Activity Bonds

                  The Michigan Municipal Bond Fund may invest in private activity bonds. It should be noted that the Tax Reform Act of 1986 substantially revised provisions of prior federal law affecting the issuance and use of proceeds of certain tax-exempt obligations. A new definition of private activity bonds applies to many types of bonds, including those which were industrial development bonds under prior law. Any reference herein to private activity bonds includes industrial development bonds. Interest on private activity bonds is tax-exempt (and such bonds will be considered municipal securities for purposes of this Prospectus) only if the bonds fall within certain defined categories of qualified private activity bonds and meet the requirements specified in those respective categories. If the Fund invests in private activity bonds which fall outside these categories, shareholders may become subject to the federal alternative minimum tax on that part of the Fund's distributions derived from interest on such bonds. The Tax Reform Act generally did not change the federal tax treatment of bonds issued to finance government operations. For further information relating to the types of private activity bonds which will be included in income subject to the federal alternative minimum tax, see "ADDITIONAL INFORMATION CONCERNING TAXES--Additional Tax Information Concerning the Michigan Municipal Bond Fund" in the Statement of Additional Information.


         Zero Coupon Obligations

                  The Mid Cap Growth, Aggressive Allocation, Conservative Allocation, U.S. Government Income and Michigan Municipal Bond Funds may invest in zero coupon obligations. Zero coupon obligations are discount debt obligations that do not make periodic interest payments although income is generally imputed to the holder on a current basis. Such obligations may have higher price volatility than those which require the payment of interest periodically. The Adviser will consider the liquidity needs of the Fund when any investment in zero coupon obligations is made.


         Stand-by Commitments

                  The Michigan Municipal Bond Fund may acquire stand-by commitments with respect to Michigan Municipal Securities held in its portfolio. Under a stand-by commitment, a dealer agrees to purchase at a Fund's option specified Michigan Municipal Securities at a specified price. Stand-by commitments acquired by the Fund must be of high quality as determined by any Rating Agency, or, if not rated, must be of comparable quality as determined by the Adviser. The Fund acquires stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes.


         Certificates of Participation

                  The Michigan Municipal Bond Fund may purchase Michigan Municipal Securities in the form of "certificates of participation" which represent undivided proportional interests in lease payments by a governmental or nonprofit entity. The municipal leases underlying the certificates of participation in which the Fund invests will be subject to the same quality rating standards applicable to Michigan Municipal Securities. Certificates of participation may be purchased from a bank, broker-dealer or other financial institution. The lease payments and other rights under the lease provide for and secure the payments on the certificates.

                  Lease obligations may be limited by law, municipal charter or the duration or nature of the appropriation for the lease and may be subject to periodic appropriation. In particular, lease obligations, may be subject to periodic appropriation. If the entity does not appropriate funds for future lease payments, the entity cannot be compelled to make such payments. Furthermore, a lease may provide that the certificate trustee cannot accelerate lease obligations upon default; in such event, the trustee would only be able to enforce lease payments as they became due. In the event of a default or failure of appropriation, it is unlikely that the trustee would be able to obtain an acceptable substitute source of payment. In addition, certificates of participation are less liquid than other bonds because there is a limited secondary trading market for such obligations.

         Portfolio Turnover

                  The Funds may engage in short-term trading and may sell securities which have been held for periods ranging from several months to less than a day. The object of such short-term trading is to increase the potential for capital appreciation and/or income by making portfolio changes in anticipation of expected movements in interest rates or security prices or in order to take advantage of what the Adviser believes is a temporary disparity in the normal yield relationship between two securities. Any such trading would increase a Fund's turnover rate and its transaction costs. Higher portfolio turnover may result in increased taxable gains to shareholders (see "Taxes" below) and increased expenses paid by the Fund due to transaction costs. Because the Treasury Plus Money Market Fund intends to invest primarily in securities with maturities of less than one year (although it may invest in securities with maturities of up to 13 months) and because the SEC requires such securities to be excluded from the calculation of portfolio turnover rate, the portfolio turnover rate with respect to the Treasury Plus Money Market Fund is expected to be zero for regulatory purposes. Under normal market conditions, the annual portfolio turnover rate is not expected to exceed 100%, 200%, 200%, 200% and 100% for the Mid Cap Growth, Aggressive Allocation, Conservative Allocation, U.S. Government Income and Michigan Municipal Bond Funds, respectively.


                             INVESTMENT LIMITATIONS

                  Each Fund is subject to a number of investment limitations. The following investment limitations are matters of fundamental policy and may not be changed with respect to a particular Fund without the affirmative vote of the particular Fund's outstanding shares (as defined under "Miscellaneous"). (Other fundamental investment limitations, as well as non-fundamental investment limitations, are contained in the Statement of Additional Information under "Investment Objectives and Policies.")

                  The following investment restrictions apply to each Fund except the Treasury Plus Money Market Fund:

                  No Fund may:

                  1. Purchase any securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that:

                                    (a)   there is no limitation with respect to
                  obligations issued or guaranteed by the U.S. government, any state, territory or possession of the United States, the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivisions, and repurchase agreements secured by such instruments, or in the case of the Michigan Municipal Bond Fund, domestic bank obligations and repurchase agreements secured by such obligations;

                                    (b)   wholly-owned finance companies will be
                  considered to be in the industries of their parents if their activities are primarily related to financing activities of the parents;

                                    (c)   utilities will be divided according to
                  their services, for example, gas, gas transmission, electric and gas, electric, and telephone will each be considered a separate industry; and

                                    (d)   personal credit and business credit
                  businesses will be considered separate industries.

                  2. Make loans, except that each Fund may purchase and hold debt instruments and enter into repurchase agreements in accordance with its investment objective and policies and may lend portfolio securities in an amount not exceeding one-third of its total assets.

                  3. Borrow money, issue senior securities or mortgage, pledge or hypothecate its assets except to the extent permitted under the 1940 Act.

                  None of the Mid Cap Growth, Aggressive Allocation, Conservative Allocation or U.S. Government Income Funds may:

                                    Purchase securities of any one issuer, other
                  than securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, if, immediately after such purchase, more than 5% of the value of the Fund's total assets would be invested in such issuer or the Fund would hold more than 10% of any class of securities of the issuer or more than 10% of the outstanding voting securities of the issuer, except that up to 25% of the value of the Fund's total assets may be invested without regard to such limitations.

                  The Treasury Plus Money Market Fund may not:

                                    Purchase securities of any one issuer, other
                  than obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities, if, immediately after such purchase, more than 50% of the value of the Fund's total assets would be invested in such issuer, or the Fund would hold more than 10% of the outstanding voting securities of the issuer, except that 25% or less of the value of such Fund's total assets may be invested without regard to such limitations. There is no limit to the percentage of assets that may be invested in U.S. Treasury bills, notes, or other obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities.

                  Irrespective of the investment restriction above, and pursuant to Rule 2a-7 under the 1940 Act, the Treasury Plus Money Market Fund will, with respect to 100% of its total assets, limit its investment in the securities of any one issuer in the manner provided by such Rule, which limitations are referred to above under the caption "INVESTMENT OBJECTIVES AND POLICIES - Treasury Plus Money Market Fund."

                  For purposes of the investment limitations above, a security is considered to be issued by the governmental entity (or entities) whose assets and revenues back the security and, with respect to a private activity bond that is backed only by the assets and revenues of a non-governmental user, a security is considered to be issued by such non-governmental user.

                  The Treasury Plus Money Market Fund will not:

                  1. Purchase any securities which would cause more than 25% of the value of the Fund's total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that:

                                    (a)   there is no limitation with respect to
                  obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities and repurchase agreements secured by obligations of the U.S. government or its agencies or instrumentalities;

                                    (b)   wholly-owned finance companies will be
                  considered to be in the industries of their parents if their activities are primarily related to financing activities of the parents; and

                                    (c)   utilities will be divided according to
                  their services. For example, gas, gas transmission, electric and gas, electric, and telephone will each be considered a separate industry.

                  2.                (a)   Borrow money (not including reverse
                  repurchase agreements or dollar roll agreements), except that the Fund may borrow from banks for temporary or emergency purposes and then only in amounts up to 10% of its total assets at the time of borrowing (and provided that such bank borrowings, reverse repurchase agreements and dollar roll agreements do not exceed in the aggregate one-third of the Fund's total assets less liabilities other than the obligations represented by the bank borrowings, reverse repurchase agreements and dollar roll agreements), or mortgage, pledge or hypothecate any assets except in connection with a bank borrowing, in amounts not to exceed 30% of the Fund's net assets at the time of borrowing;

                                    (b)   enter into reverse repurchase
                  agreements, dollar roll agreements and other permitted borrowings in amounts exceeding in the aggregate one-third of the Fund's total assets less liabilities other than the obligations represented by such reverse repurchase and dollar roll agreements; and

                                    (c)   issue senior securities except as
                  permitted by the 1940 Act or any rule, order or interpretation thereunder.

                  3. Make loans, except that the Fund may purchase or hold debt instruments and lend portfolio securities in accordance with its investment objective and policies, make time deposits with financial institutions and enter into repurchase agreements.

                  For purposes of investment limitation number 1 above only, such limitation shall not apply to municipal securities or governmental guarantees of municipal securities, and industrial development bonds or private activity bonds that are backed only by the assets and revenues of a non-governmental user shall not be deemed to be municipal securities.

                  The following additional investment restriction may be changed without the vote of a majority of the outstanding shares of a Fund.

                  Each Fund will not:

                  Purchase or otherwise acquire any securities if, as a result, more than 15% (10% in the case of the Treasury Plus Money Market Fund) of the Fund's net assets would be invested in securities that are illiquid. In addition to the above investment restrictions, the Funds are subject to certain other investment restrictions set forth under "INVESTMENT OBJECTIVES AND POLICIES - Investment Restrictions" in the Statement of Additional Information.

                  For purposes of the above investment limitations, the Funds treat all supranational organizations as a single industry and each foreign government (and all of its agencies) as a separate industry. In addition, a security is considered to be issued by the government entity (or entities) whose assets and revenues back the security.

                  Except for the Fund's policy on illiquid securities, if a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in the value of a Fund's portfolio securities will not constitute a violation of such limitation for purposes of the 1940 Act.

                  In addition to the above investment restrictions, the Funds are subject to certain other investment restrictions set forth under "INVESTMENT OBJECTIVES AND POLICIES - Investment Restrictions" in the Statement of Additional Information.


                        YIELD AND PERFORMANCE INFORMATION

                  From time to time, the Trust may quote in advertisements or in reports to shareholders the "yield" and "effective yield" of the Treasury Plus Money Market Fund for each class of shares. The "yield" quoted in advertisements refers to the income generated by an investment in a class of shares of the Treasury Plus Money Market Fund over a seven-day period identified in the advertisement. This income is then "annualized." The amount of income so generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" for a class of shares is calculated similarly but, when annualized, then income earned by an investment in the class is assumed to be reinvested. An effective yield for a class of shares will be slightly higher than its yield because of the compounding effect of the assumed reinvestment.

                  From time to time, the Trust may quote in advertisements or in reports to shareholders the Mid Cap Growth, Aggressive Allocation, Conservative Allocation, U.S. Government Income and Michigan Municipal Bond Fund's yield and total return data for its A shares, B shares and I shares. The "yield" quoted in advertisements refers to the income generated by an investment in a class of shares of a Fund over a 30-day period identified in the advertisement. This income is then "annualized." The amount of income so generated by the investment during the 30-day period is assumed to be earned and reinvested at a constant rate and compounded semi-annually; the annualized income is then shown as a percentage of the investment.

                  The Michigan Municipal Bond Fund's "tax-equivalent" yield for a class of shares, which shows the level of taxable yield necessary to produce an after-tax equivalent to the Michigan Municipal Bond Fund's tax-free yield for that class, may also be quoted from time to time. It is calculated by increasing the yield (calculated as above) for a class of shares by the amount necessary to reflect the payment of federal and Michigan income tax at stated tax rates. The Michigan Municipal Bond Fund's tax-equivalent yield for a class of shares will always be higher than its yield.

                  A Fund calculates the total returns for each class of shares on an "average annual total return" basis for various periods from the date they commenced investment operations and for other periods as permitted under the rules of the SEC. Average annual total return reflects the average annual percentage change in value of an investment in the class over the measuring period. Total returns for each class of shares may also be calculated on an "aggregate total return" basis for various periods. Aggregate total return reflects the total percentage change in value over the measuring period.

                  Both methods of calculating total return reflect changes in the price of the shares and assume that any dividends and capital gain distributions made by a Fund with respect to a class during the period are reinvested in shares of that class. When considering average total return figures for periods longer than one year, it is important to note that the annual total return of a class for any one year in the period might have been greater or less than the average for the entire period. A Fund may also advertise, from time to time, the total returns of one or more classes of shares on a year-by-year or other basis for various specified periods by means of quotations, charts, graphs or schedules.

                  Investors may compare the performance of each class of shares of a Fund to the performance of other mutual funds with comparable investment objectives, to various mutual fund or market indices, such as the S&P 500, and to data or rankings prepared by independent services such as Lipper Analytical Services, Inc. or other financial or industry publications that monitor the performance of mutual funds. Comparisons may also be made to indices or data published in IBC's Money Fund Report, a nationally recognized money market fund reporting service, Money Magazine, Forbes, Barron's, The Wall Street Journal, The New York Times, Business Week, U.S.A. Today, CDA/Weisenberger, The American Banker, Morningstar, Incorporated and other publications of a local, regional or financial industry nature.

                  The performance of each class of shares of a Fund is based on historical earnings and will fluctuate and is not intended to indicate future performance. The investment return and principal value of an investment in a class will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance data may not provide a basis for comparison with bank deposits and other investments which provide a fixed yield for a stated period of time. Changes in net asset value of a class should be considered in ascertaining the total return to shareholders for a given period. Yield and total return data should also be considered in light of the risks associated with a Fund's composition, quality, maturity, operating expenses and market conditions. Any fees charged by financial institutions (as described in "How to Purchase and Redeem Shares") are not included in the computation of performance data but will reduce a shareholder's net return on an investment in a Fund.

                  Shareholders should note that the yields, effective yields and total returns of A shares and B shares will be lower than those of the I shares of a Fund because of the different distribution and/or servicing fees. The total returns of the B shares will be lower than those of the A shares of a Fund due to the different distribution fees of the classes. See "Distribution and Servicing Arrangements."

                  Further information about the performance of a Fund is available in the annual and semi-annual reports to shareholders. Shareholders may obtain these materials from the Trust free of charge by calling 1-800-622-FUND(3863).


                                PRICING OF SHARES

                  For processing purchase and redemption orders, the net asset values per share of each Fund are calculated on each business day as of the close of trading of the New York Stock Exchange (the "Exchange"), generally 4:00 p.m. Eastern time, with the exception of the Treasury Plus Money Market Fund, whose net asset value is calculated on each business day first at 1:00 p.m. Eastern time then as of the close of trading of the Exchange, generally 4:00 p.m. Eastern time. Net asset value per share is determined on each business day, except those holidays which the Exchange, or banks and trust companies which are affiliated with National City Corporation (the "Banks"), observe (currently New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, Christmas Day and, with respect to the Treasury Plus Money Market Fund, only, Columbus Day and Veterans Day) ("Business Day").

                  Net asset value per share is calculated by dividing the value of all securities and other assets allocable to a particular class, less liabilities charged to that class, by the number of outstanding shares of the respective class.

                  The assets in the Treasury Plus Money Market Fund are valued based upon the amortized cost method, which has been determined by the Trust's Board of Trustees to represent the fair value of the Treasury Plus Money Market Fund's investments. Amortized cost valuation involves valuing an instrument at its cost initially and, thereafter, assuming a constant amortization to maturity of any discount or premium. Although the Trust seeks to maintain the net asset value per share of the Treasury Plus Money Market Fund at $1.00, there can be no assurance that the net asset value will not vary.

                  With respect to the Mid Cap Growth, Aggressive Allocation, Conservative Allocation, U.S. Government Income and Michigan Municipal Bond Funds, investments in securities traded on an exchange are valued at the last quoted sale price for a given day, or if a sale is not reported for that day, at the mean between the most recent quoted bid and asked prices. Other securities and temporary cash investments acquired more than 60 days from maturity are valued at the mean between the most recent bid and asked prices. Such valuations are provided by one or more independent pricing services when such valuations are believed to reflect fair market value. When valuing securities, pricing services consider institutional size trading in similar groups of securities and any developments related to specific issues, among other things. Securities and other assets for which no quotations are readily available are valued at their fair value under procedures approved by the Board of Trustees. Absent unusual circumstances, short-term investments having maturities of 60 days or less are valued on the basis of amortized cost unless the Trust's Board of Trustees determines that this does not represent fair value. The net asset value per share of each class of shares of the Mid Cap Growth, Aggressive Allocation, Conservative Allocation, U.S. Government Income and Michigan Municipal Bond Funds will fluctuate as the value of their portfolios change.


                        HOW TO PURCHASE AND REDEEM SHARES

DISTRIBUTOR

                  Shares in the Funds are sold on a continuous basis by the Trust's sponsor and distributor. The Distributor is a registered broker/dealer with principal offices located at One Freedom Valley Drive, Oaks, Pennsylvania 19456.

                  The Distributor, Adviser and/or their affiliates, at their own expense, may provide compensation to dealers and employees of National City Corporation affiliates in connection with the sale and/or servicing of shares of the funds of the Trust. Compensation may include financial assistance to dealers in connection with conferences, sales or training programs for their employees, seminars for the public, advertising campaigns regarding one or more funds of the Trust, and/or other dealer-sponsored special events. In some instances, this compensation may be made available only to certain dealers whose representatives have sold or are expected to sell a significant amount of such shares. Compensation may include payment for travel expenses, including lodging, incurred in connection with trips taken by invited registered representatives and members of their families to exotic locations within or outside of the United States for meetings or seminars of a business nature. The Distributor, at its expense, currently conducts sales contests for dealers in connection with their sales of shares of the Fund. Dealers may not use sales of the Fund's shares to qualify for this compensation to the extent such may be prohibited by the laws of any state or any self-regulatory agency, such as the National Association of Securities Dealers, Inc.

PURCHASE OF A SHARES AND B SHARES

                  A shares of the Funds are sold with a front-end sales charge (except that A shares of the Treasury Plus Money Market Fund are sold without a front-end sales charge). B shares of the Funds are sold subject to a back-end sales charge. This back-end sales charge declines over time and is known as a "contingent deferred sales charge." Before choosing between A shares and B shares of a Fund, investors should read "Characteristics of A Shares and B Shares" and "Factors to Consider When Selecting A Shares or B Shares" below.

                  A shares and B shares are sold to the public ("Investors") primarily through financial institutions such as banks, brokers and dealers. Investors may purchase A or B shares directly in accordance with the procedures set forth below or through procedures established by their financial institutions in connection with the requirements of their accounts. Investors purchasing shares of a Fund must specify at the time of investment whether they are purchasing A shares or B shares.

                  Financial institutions may charge certain account fees depending on the type of account the Investor has established with the institution. Investors may be charged a fee if they effect transactions in fund shares through a broker or agent. (For information on such fees, the Investor should review his or her agreement with the institution or contact it directly.) For direct purchases of shares, Investors should call 1-800-622-FUND(3863) or to speak with a NatCity Investments professional, call 1-888-4NATCTY (462-8289).

                  Shares may be purchased in conjunction with an individual retirement account ("IRA") and rollover IRAs where a designated custodian acts as custodian. Investors should contact NatCity Investments, Inc., the Distributor or their financial institutions for information as to applications and annual fees. Investors should also consult their tax advisers to determine whether the benefits of an IRA are available or appropriate.

                  The minimum investment is $500 for the initial purchase of A shares or B shares in a Fund; there is no minimum for subsequent investments. All purchases made by check should be in U.S. dollars. Please make the check payable to Armada Funds (fund name), or, in the case of a retirement account, the custodian or trustee for the account. When purchases are made by check, redemptions will not be allowed until the investment being redeemed has been in the account 15 days. The Trust will not accept third-party checks under any circumstance.

                  Investments made in A shares or B shares through the Planned Investment Program ("PIP"), a savings program described below, are not subject to the minimum initial investment requirements or any minimum account balance requirements described under "Other Redemption Information." Purchases for an IRA through the PIP will be considered as contributions for the year in which the purchases are made.

                  Under a PIP, Investors may add to their investment in A shares or B shares of a Fund, in a consistent manner each month or quarter, with a minimum amount of $50. Monies may be automatically withdrawn from a checking or savings account available through an Investor's financial institution and invested in additional A shares at the Public Offering Price or B shares at the net asset value next determined after an order is received by the Trust. An Investor may apply for participation in a PIP by completing an application obtained through a financial institution, such as banks, brokers, or dealers selling A shares or B shares of a Fund, or by calling 1-800-622-FUND(3863). The program may be modified or terminated by an Investor on 30 days written notice or by the Trust at any time.

                  All shareholders of record will receive confirmations of share purchases and redemptions. Financial institutions will be responsible for transmitting purchase and redemption orders to the Trust's transfer agent, State Street Bank and Trust Company (the "Transfer Agent"), on a timely basis.

                  The Trust reserves the right to reject any purchase order.

SALES CHARGES APPLICABLE TO PURCHASES OF A SHARES

                  The Public Offering Price for A shares of a Fund is the sum of the net asset value of the shares being purchased plus any applicable sales charge per account, which is assessed as follows:

For the Aggressive Allocation, Conservative Allocation, U.S. Government Income and Michigan Municipal Bond Funds:

                                               AS A %           AS A %            DEALERS'
                                             OF OFFERING        OF NET           REALLOWANCE
                                              PRICE PER       ASSET VALUE         AS A % OF
AMOUNT OF TRANSACTION                           SHARE          PER SHARE       OFFERING PRICE
---------------------                         ---------       -----------      --------------
Less than $50,000...................            4.75             5.00              4.50

$50,000 but less
  than $100,000.....................            4.00             4.20              3.75

$100,000 but less
  than $250,000.....................            3.75             3.90              3.50

$250,000 but less
 than $500,000......................            2.50             2.80              2.25

$500,000 but less
  than $1,000,000...................            2.00             2.00              1.75

$1,000,000 or more..................            0.00             0.00              0.00

For the Mid Cap Growth Fund:

                                                   AS A %               AS A %              DEALERS'
                                                 OF OFFERING            OF NET             REALLOWANCE
                                                  PRICE PER           ASSET VALUE           AS A % OF
AMOUNT OF TRANSACTION                               SHARE              PER SHARE         OFFERING PRICE
---------------------                            -----------          -----------        --------------
Less than $25,000...................                5.50                 5.80                5.25

$25,000 but less
  than $50,000......................                5.25                 5.50                5.00

$50,000 but less
  than $100,000.....................                4.75                 5.00                4.50

$100,000 but less
  than $250,000.....................                3.75                 3.90                3.50

$250,000 but less
  than $500,000.....................                3.00                 3.10                2.75

$500,000 but less
  than $1,000,000...................                2.00                 2.00                1.75

$1,000,000 or more..................                0.00                 0.00                0.00


                  With respect to each of the above-mentioned Funds, a 1% sales charge will be assessed against a shareholder's fund account if its value falls below $1,000,000 due to a redemption by the shareholder within the first year following the initial investment of $1,000,000 or more. With respect to purchases of $1,000,000 or more of a Fund, the Adviser may pay from its own funds a fee of 1% of the amount invested to the financial institution placing the purchase order.

                  Under the 1933 Act, the term "underwriter" includes persons who offer or sell for an issuer in connection with the distribution of a security or have a direct or indirect participation in such undertaking, but excludes persons whose interest is limited to a commission from an underwriter or dealer not in excess of the usual and customary distributors' or sellers' commission. The Staff of the SEC has expressed the view that persons who receive 90% or more of a sales load may be deemed to be underwriters within the meaning of this definition. The Dealers' Reallowance may be changed from time to time.

                  No sales charge will be assessed on purchases of A shares made by:

                  (a)      trustees and officers of the Trust;

                  (b) directors, employees and participants in employee benefit/retirement plans (annuitants) of National City Corporation or any of its affiliates;

                  (c) the spouses, children, grandchildren, and parents of individuals referred to in clauses (a) and (b) above;

                  (d) individuals investing in a Fund by way of a direct transfer or a rollover from a qualified plan distribution where affiliates of National City Corporation are serving as a trustee or agent, or certain institutions having relationships with affiliates of National City Corporation;

                  (e) investors purchasing Fund shares through a payroll deduction plan;

                  (f) investors investing in the Armada Plus account through National City's Retirement Plan Services;

                  (g) investors purchasing fund shares through "one-stop" mutual fund networks; and

                  (h) qualified orders placed by broker-dealers, investment advisers or financial planners that place trades for their own accounts or the accounts of their clients and that charge a management consulting or other fee for their services; and clients of such broker-dealers, investment advisers or financial planners that place trades for their own accounts if the accounts are linked to the master account of such broker-dealer, investment adviser or financial planner on the books and records of the broker or agent.

REDUCED SALES CHARGES APPLICABLE TO PURCHASES OF A SHARES

                  The applicable sales charge may be reduced on purchases of A shares of each Fund made under the Right of Accumulation or Letter of Intent, as described below. To qualify for a reduced sales charge, Investors must so notify their financial institutions or the Trust directly by calling 1-800-622-FUND(3863) at the time of purchase. Reduced sales charges may be modified or terminated at any time and are subject to confirmation of an Investor's holdings.

         Concurrent Purchases

                  For purposes of qualifying for a lower sales charge, Investors have the privilege of combining "concurrent purchases" of A shares of one or more of the investment funds of the Trust that are sold with a sales charge (each a "load fund"). The Investor's "concurrent purchases" described above shall include the combined purchases of the Investor, the Investor's spouse and children under the age of 21 and the Investor's retirement plan accounts. To receive the applicable public offering price pursuant to this privilege, Investors must, at the time of purchase, give the Transfer Agent or the Distributor sufficient information to permit confirmation of qualification. This privilege, however, may be modified or eliminated at any time or from time to time by the Trust without notice.

         Right of Accumulation

                  Investors may use their aggregate investments in A shares in determining the applicable sales charge. The investor's "aggregate investments" may include investments of the Investor, the Investor's spouse and children under the age of 21 and the Investor's retirement plan accounts. An Investor's aggregate investment in A shares is the total value (based on the higher of current net asset value or any Public Offering Price originally paid) of:

                  (a)      current purchases

                  (b) A shares that are already beneficially owned by the Investor for which a sales charge has been paid

                  (c) A shares that are already beneficially owned by the Investor which were purchased prior to July 22, 1990

                  (d) A shares purchased by dividends or capital gains that are reinvested

                  If, for example, an Investor beneficially owns A shares of the Conservative Allocation Fund with an aggregate current value of $90,000 and subsequently purchases A shares of that Fund having a current value of $10,000, the sales charge applicable to the subsequent purchase would be reduced to 3.75% of the Public Offering Price.

         Letter of Intent

                  An Investor may qualify for a reduced sales charge immediately upon signing a nonbinding Letter of Intent stating the Investor's intention to invest during the next 13-months a specified amount which, if made at one time, would qualify for a reduced sales charge. The Letter of Intent option is included on the account application which may be obtained from the Investor's financial institution or directly from the Trust by calling 1-800-622-FUND(3863). If an Investor so elects, the 13-month period may begin up to 30 days prior to the Investor's signing the Letter of Intent. The initial investment under the Letter of Intent must be equal to at least 4.0% of the amount indicated in the Letter of Intent. During the term of a Letter of Intent, the Transfer Agent will hold A shares representing 4.0% of the amount indicated in the Letter of Intent in escrow for payment of a higher sales charge if the entire amount is not purchased.

                  Upon completing the purchase of the entire amount indicated in the Letter of Intent, the escrowed shares will be released. If the entire amount is not purchased within the 13 month period or is redeemed within one year from the time of fulfillment, the Investor will be required to pay an amount equal to the difference in the dollar amount of sales charge actually paid and the amount of sales charge the Investor would have had to pay on the aggregate purchases if the total of such purchases had been made at a single time.

SALES CHARGES APPLICABLE TO PURCHASES OF B SHARES

                  B shares of a Fund are sold at their net asset value next determined after a purchase order is received in good form by the Trust's Distributor. Although Investors pay no front-end sales charge on purchases of B shares, such shares are subject to a deferred sales charge at the rates set forth in the chart below if they are redeemed within five years of purchase. Broker-dealers and other organizations selling B shares to Investors will receive commissions from the Distributor in connection with sales of B shares. These commissions may be different than the reallowances or placement fees, if any, paid to dealers in connection with sales of A shares.

                  The deferred sales charge on B shares is based on the lesser of the net asset value of the shares on the redemption date or the original cost of the shares being redeemed. As a result, no sales charge is charged on any increase in the principal value of an Investor's shares. In addition, a contingent deferred sales charge will not be assessed on B shares purchased through reinvestment of dividends or capital gain distributions.

                  The amount of any contingent deferred sales charge an Investor must pay on B shares depends on the number of years that elapse between the purchase date and the date such B shares are redeemed. Solely for purposes of determining the number of years from the time of payment for an Investor's share purchase, all payments during a month will be aggregated and deemed to have been made on the first day of the month.

                                                                                     CONTINGENT DEFERRED
                                                                                     SALES CHARGE (AS A
                                NUMBER OF YEARS                                  PERCENTAGE OF DOLLAR AMOUNT
                            ELAPSED SINCE PURCHASE                                 SUBJECT TO THE CHARGE)
                            ----------------------                                 ----------------------
           Less than one...........................................                         5.0%
           More than one, but less
             than two..............................................                         5.0%
           More than two, but less
             than three............................................                         4.0%
           More than three, but less
             than four.............................................                         3.0%
           More than four, but less
             than five.............................................                         2.0%
           After five years........................................                         None
           After eight years.......................................                           *

             *Conversion to A shares.

                  When an Investor redeems his or her B shares, the redemption order is processed to minimize the amount of the contingent deferred sales charge that will be charged. B shares are redeemed first from those B shares that are not subject to the deferred sales load (i.e., B shares that were acquired through reinvestment of dividends or capital gain distributions) and thereafter, unless otherwise designated by the shareholder, from the B shares that have been held the longest.

                  For example, assume an Investor purchased 100 B shares of the Mid Cap Growth, Aggressive Allocation, Conservative Allocation, U.S. Government Income or Michigan Municipal Bond Fund at $10 a share (for a total cost of $1,000), three years later the shares have a net asset value of $12 per share and during that time the investor acquired 10 additional shares through dividend reinvestment. If the Investor then makes one redemption of 50 shares (resulting in proceeds of $600, 50 shares x $12 per share), the first 10 shares redeemed will not be subject to the contingent deferred sales charge because they were acquired through reinvestment of dividends. With respect to the remaining 40 shares redeemed, the contingent deferred sales charge is charged at $10 per share (because the original purchase price of $10 per share is lower than the current net asset value of $12 per share). Therefore, only $400 of the $600 the Investor received from selling his or her shares will be subject to the contingent deferred sales charge, at a rate of 4.0% (the applicable rate in the third year after purchase).

                  The proceeds from the contingent deferred sales charge that the Investor may pay upon redemption go to the Distributor, which may use such amounts to defray the expenses associated with the distribution-related services involved in selling B shares. The contingent deferred sales charge, along with ongoing distribution fees paid with respect to B shares, enables those shares to be purchased without the imposition of a front-end sales charge.

         Exemptions From Contingent Deferred Sales Charge

                  The following types of redemptions qualify for an exemption from the contingent deferred sales charge:

                  (a) exchanges described under "Exchange Privilege Applicable to A shares and B shares" below

                  (b) redemptions in connection with required (or, in some cases, discretionary) distributions to participants or beneficiaries of an employee pension, profit-sharing or other trust or qualified retirement or Keogh plan, individual retirement account or custodial account maintained pursuant to
Section 403(b)(7) of the Internal Revenue Code due to death, disability or the attainment of a specified age

                  (c) redemptions effected pursuant to a Fund's right to liquidate a shareholder's account if the aggregate net asset value of shares held in the account is less than the minimum account size

                  (d) redemptions in connection with the death or disability of a shareholder

                  (e)      redemptions by a settlor of a living trust

                  (f) redemptions resulting from a tax-free return of an excess contribution pursuant to Section 408(d)(4) or (5) of the Internal Revenue Code.

CHARACTERISTICS OF A SHARES AND B SHARES

                  The primary difference between A shares and B shares lies in their sales charge structures and distribution arrangements. An Investor should understand that the purpose and function of the sales charge structures and distribution arrangements for both A shares and B shares are the same.

                  A shares are sold at their net asset value plus a front-end sales charge. This front-end sales charge may be reduced or waived in some cases. A and I shares are subject to ongoing distribution fees at an annual rate of up to 0.10% of a Fund's average daily net assets attributable to its A and I shares.

                  B shares are sold at net asset value without an initial sales charge. Normally, however, a deferred sales charge is paid if the shares are redeemed within five years of investment. B shares are subject to ongoing distribution fees at an annual rate of up to .75% of a Fund's average daily net assets attributable to its B shares. These ongoing fees, which are higher than those charged on A shares, will cause B shares to have a higher expense ratio and pay lower dividends than A shares.

                  B shares which have been outstanding for eight years after the end of the month in which the shares were initially purchased will automatically convert to A shares. The purpose of the conversion is to relieve a holder of B shares of the higher ongoing expenses charged to those shares, after enough time has passed to allow the Distributor to recover approximately the amount it would have received if a front-end sales charge had been charged. The conversion from B shares to A shares takes place at net asset value, as a result of which an Investor receives dollar-for-dollar the same value of A shares as he or she had of B shares. As a result of the conversion, the converted shares are relieved of the distribution and service fees borne by B shares, although they are subject to the distribution and service fees borne by A shares.

                  B shares acquired through a reinvestment of dividends or distributions are also converted at the earlier of two dates - eight years after the beginning of the calendar month in which the reinvestment occurred or the date of conversion of the most recently purchased B shares that were not acquired through reinvestment of dividends or distributions. For example, if an Investor makes a one-time purchase of B shares of a Fund, and subsequently acquires additional B shares of the Fund only through reinvestment of dividends and/or distributions, all of such Investor's B shares in the Fund, including those acquired through reinvestment, will convert to A shares of the Fund on the same date.

FACTORS TO CONSIDER WHEN SELECTING A SHARES OR B SHARES

                  Before purchasing Shares of a Fund, Investors should consider whether, during the anticipated life of their investment in the Fund, the accumulated distribution fees and potential contingent deferred sales charges on B shares prior to conversion would be less than the initial sales charge and accumulated distribution fees on A shares purchased at the same time, and to what extent such differential would be offset by the higher yield of A shares. In this regard, to the extent that the sales charge for A shares is waived or reduced by one of the methods described above, investments in A shares become more desirable. The Trust will refuse all purchase orders for B shares of over $250,000.

                  Although A shares are subject to a distribution fee, they are not subject to the higher distribution fee applicable to B shares. For this reason, A shares can be expected to pay correspondingly higher dividends per share. However, because initial sales charges are deducted at the time of purchase, purchasers of A shares that do not qualify for waivers of or reductions in the initial sales charge would have less of their purchase price initially invested in a Fund than purchasers of B shares of the Fund.

                  As described above, purchasers of B shares will have more of their initial purchase price invested. Any positive investment return on this additional invested amount would partially or wholly offset the expected higher annual expenses borne by B shares. Because a Fund's future returns cannot be predicted, there can be no assurance that this will be the case. Holders of B shares would, however, own shares that are subject to higher annual expenses and, for a five-year period, such shares would be subject to a contingent deferred sales charge of up to 5.00% upon redemption, depending upon the year of redemption. Investors expecting to redeem during this five-year period should compare the cost of the contingent deferred sales charge plus the aggregate annual B shares' distribution fees to the cost of the initial sales charge and distribution fees on the A shares. Over time, the expense of the annual distribution fees on the B shares may equal or exceed the initial sales charge, if any, and annual distribution fees applicable to A shares. For example, if net asset value remains constant, the aggregate distribution fees with respect to B shares of a Fund would equal or exceed the initial sales charge and aggregate distribution fees of A shares of the Fund approximately eight years after the purchase. In order to reduce such fees of Investors that hold B shares for more than eight years, B shares will be automatically converted to A shares as described above at the end of such eight-year period.

PURCHASE OF I SHARES

                  I shares are sold primarily to banks and trust companies on behalf of their trust customers which are affiliated with National City Corporation (the "Banks"), National Asset Management Corporation ("NAM"), customers that are large institutions and registered investment advisers and financial planners affiliated with National City Corporation ("Financial Advisers") who charge an advisory, consulting or other fee for their services and buy shares for their own accounts or the accounts of their clients ("Customers"). I shares are sold without a sales charge imposed by the Trust or the Distributor. However, depending on the terms governing the particular account, the Banks, NAM, or Financial Advisers may impose account charges such as account maintenance fees, compensating balance requirements or other charges based upon account transactions, assets or income which will have the effect of reducing the shareholder's net return on his or her investment in a Fund. There is no minimum investment.

                  With respect to the Treasury Plus Money Market Fund, Customers may purchase I shares through procedures established by the Banks, NAM or Financial Advisers in connection with the requirements of their Customer accounts. These procedures may include instructions under which a Bank, NAM or Financial Adviser may automatically "sweep" a Customer's account not less frequently than weekly and invest amounts in excess of a minimum balance agreed to by the Bank, NAM or Financial Advisers and the Customer in additional I shares of a Fund. Customers should obtain information relating to the requirements of such accounts from their Banks, NAM or Financial Advisers.

                  It is the responsibility of the Banks, NAM and Financial Advisers to transmit their Customers' purchase orders to the Transfer Agent and to deliver required funds on a timely basis, in accordance with the procedures stated above. I shares will normally be held of record by the Banks, NAM, or Financial Advisers. Confirmations of share purchases and redemptions will be sent to the Banks, NAM, or Financial Advisers. Beneficial ownership of I shares will be recorded by the Banks, NAM, or Financial Advisers and reflected in the account statements provided by them to their Customers.

                  The Trust reserves the right to reject any purchase order.

EFFECTIVE TIME OF PURCHASES

                  Purchase orders for shares of a Fund, other than the Treasury Plus Money Market Fund, which are received by the Transfer Agent prior to 4:00 p.m. (Eastern Time) on any business day are priced according to the net asset value per share next determined after receipt of the order plus any applicable sales charge (the "Public Offering Price"). With respect to each Fund, other than the Treasury Plus Money Market Fund, immediately available funds must be received by the Trust's custodian prior to 2:00 p.m. (Eastern Time) on the third business day following the receipt of such order, at which time the order will be executed. If funds are not received by such date, the order will not be accepted and notice thereof will be given to the Bank or financial institution placing the order. Purchase orders for which payment has not been received or accepted will be returned after prompt inquiry to the sending Bank or institution.

                  Purchase orders for shares of the Treasury Plus Money Market Fund which are received by the Transfer Agent by 1:00 p.m. Eastern time are processed that day. Purchase orders received after 1:00 p.m. Eastern time are processed the following business day. Purchases for the Treasury Plus Money Market Fund will be effected only when federal funds or other funds are immediately available to the Trust's custodian to make the purchase on the day the Transfer Agent receives the purchase order. Orders for which funds have not been received by the Transfer Agent by the prescribed deadline on a given day will not be accepted and notice thereof will be given promptly to the Bank or financial institution. In accordance with this policy, purchase orders which are accompanied by a check will be executed on the second Business Day following receipt of the order at the previous day's net asset value per share.

REDEMPTION OF A SHARES AND B SHARES

                  Redemption orders received in good order are effected at a Fund's net asset value per share next determined after receipt of the order by a Fund. Redemption orders must be placed in writing or by telephone to the same financial institution that placed the original purchase order. Written requests for redemptions from an account must be received in good order by the Fund's Transfer Agent in order to constitute a valid tender for redemption by mail. It is the responsibility of the financial institutions to transmit redemption orders to the Transfer Agent. Investors who purchased shares directly from the Trust may redeem shares in any amount by calling 1-800-622-FUND(3863). Redemption proceeds are paid by check or credited to the Investor's account with his or her financial institution. Proceeds from the redemptions of B shares will be reduced by the amount of any applicable contingent deferred sales charge.

                  In order to arrange for redemption by wire or telephone after an account has been opened, or to change the bank or account designated to receive redemption proceeds, a written request must be sent to the Transfer Agent with a signature guarantee at the address listed under "Written Redemption Procedures," below.

REDEMPTION OF I SHARES

                  Customers may redeem all or part of their I shares in accordance with instructions and limitations pertaining to their accounts at the Banks, NAM or Financial Advisers. It is the responsibility of the Banks, NAM or Financial Advisers to transmit redemption orders to the Transfer Agent and credit their Customers' accounts with the redemption proceeds on a timely basis. Redemption orders are effected at the net asset value per share next determined after receipt of the order by the Transfer Agent. No charge for wiring redemption payments is imposed by the Trust, although the Banks, NAM or Financial Advisers may charge their Customers' accounts for services. Information relating to such services and charges, if any, is available from the Banks, NAM or Financial Advisers.

                  If a Customer has agreed with a particular Bank, NAM or Financial Adviser to maintain a minimum balance in his or her account and the balance in such account falls below that minimum, the Customer may be obliged to redeem all or part of his or her I shares to the extent necessary to maintain the required minimum balance. Customers who have instructed that automatic purchases and redemptions be made for their accounts receive monthly confirmations of share transactions.

WRITTEN REDEMPTION PROCEDURES

                  A shareholder who purchased shares directly from the Trust may redeem shares in any amount by sending a written request to Armada Funds, P.O. Box 8421, Boston, Massachusetts 02266-8421. Redemption requests must be signed by each shareholder, including each joint owner on redemption requests for joint accounts, in the exact manner as the Fund account is registered, and must state the number of shares or the amount to be redeemed and identify the shareholder account number and tax identification number.

                  Signature guarantees will be required if: (a) the redemption request is an amount in excess of $10,000; (b) redemption proceeds are to be sent to a name/or address that differs from the registered name or address of record; or (c) a transfer of registration is requested. Otherwise, written redemption requests by mail may be accepted without a signature guarantee.

                  The Trust may require additional supporting documents for redemptions made by corporations, fiduciaries, executors, administrators, trustees, guardians and institutional investors.

TELEPHONE REDEMPTION PROCEDURES

                  A shareholder who purchased shares directly from the Trust may redeem shares in any amount by calling 1-800-622-FUND(3863) provided the appropriate election was made on the shareholder's account application.

                  During periods of unusual economic or market changes, telephone redemptions may be difficult to implement. In such event, shareholders should mail their redemption requests to their financial institutions or Armada Funds at the address shown above. Neither the Trust nor its Transfer Agent will be responsible for the authenticity of instructions received by telephone that are reasonably believed to be genuine. In attempting to confirm that telephone instructions are genuine, the Trust and its Transfer Agent will use such procedures as are considered reasonable, including recording those instructions and requesting information as to account registration (such as the name in which an account is registered, the account number and recent transactions in the account).

                  To the extent that the Trust and its Transfer Agent fail to use reasonable procedures to verify the genuineness of telephone instructions, they may be liable for such instructions that prove to be fraudulent and unauthorized. In all other cases, shareholders will bear the risk of loss for fraudulent telephone transactions. The Trust reserves the right to refuse a telephone redemption if it believes it is advisable to do so. Procedures for redeeming A shares or B shares by telephone may be modified or terminated at any time by the Trust or the Transfer Agent.

OPTION TO MAKE SYSTEMATIC WITHDRAWALS

                  The Trust has available a Systematic Withdrawal Plan (the "Plan") for a shareholder who owns shares of any Fund held on the Transfer Agent's system. The Plan allows the shareholder to have a fixed minimum sum of $100 distributed at regular intervals. The shareholder's account must have a minimum value of $1,000 to be eligible for the Plan.

         Withdrawals will be reduced by any applicable contingent deferred sales charge. Because automatic withdrawals of B shares will be subject to the contingent deferred sales charge, it may not be in the best interest of B shares shareholders to make systematic withdrawals. Additional information regarding this service may be obtained from an Investor's financial institution or the Transfer Agent at 1-800-622-FUND(3863).

CHECKWRITING APPLICABLE TO A SHARES OF THE TREASURY PLUS MONEY MARKET FUND

                  Checkwriting is available from certain institutions with respect to A shares of the Treasury Plus Money Market Fund. No charge for the use of the checkwriting privilege is currently imposed by the Trust, although a charge may be imposed in the future. With this service, a shareholder may write a check in an amount of $100 or more. To obtain checks, a shareholder must complete the signature card that accompanies the account application. To establish this checkwriting service after opening an account in the Treasury Plus Money Market Fund, the shareholder must contact the Trust by calling 1-800-622-FUND(3863) or by sending a written request to the Armada Funds, P.O. Box 8421, Boston, Massachusetts 02266-8421 to obtain an application. A signature guarantee may be required.

                  A shareholder will receive daily dividends declared on the shares to be redeemed up to the day that a check is presented to the Custodian for payment. Upon 30 days written notice to shareholders, the checkwriting privilege may be modified or terminated. An investor cannot close an account in the Treasury Plus Money Market Fund by writing a check.

OTHER REDEMPTION INFORMATION

                  Payment for redemption orders received by the Transfer Agent before 1:00 p.m. Eastern time for the Treasury Plus Money Market Fund will be wired the same day to the Bank or financial institution placing the order. Payment for redemption orders received after such time will normally be wired the next business day. The Trust reserves the right to wire redemption proceeds within seven days after receiving the redemption orders if, in the judgment of the Adviser, an earlier payment could adversely affect the Trust.

                  Redemption orders in good order are processed at the net asset value per share next determined after receipt of the order by the Transfer Agent.

                  WHEN REDEEMING SHARES IN A FUND, SHAREHOLDERS SHOULD INDICATE WHETHER THEY ARE REDEEMING A SHARES OR B SHARES. In the event a redeeming shareholder owns both A shares and B shares in a Fund, the A shares will be redeemed first unless the shareholder indicates otherwise. Due to the relatively high cost of maintaining small accounts, the Trust reserves the right to redeem, at net asset value, any account maintained by a shareholder (with the exception of a Planned Investment Program account) that has a value of less than $500 due to redemptions (including exchanges as described below) where the shareholder does not increase the amount in the account to at least $500 upon 60 days notice.

                  When purchases are made by check, redemptions will not be allowed until the investment being redeemed has been in the account 15 days. A shareholder who anticipates the need for more immediate access to his or her investment should purchase shares by Federal funds, bank wire, certified or cashier's check. Financial institutions normally impose a charge in connection with the use of bank wires, as well as certified checks, cashier's checks and Federal funds.

                  The Trust may also redeem shares involuntarily or make payment for redemption in securities if it appears appropriate to do so in light of the Trust's responsibilities under the 1940 Act. See "Additional Purchase and Redemption Information" in the Statement of Additional Information.

                  Payment to Shareholders for shares redeemed will be made within seven days after receipt of the request for redemption.

EXCHANGE PRIVILEGE APPLICABLE TO A SHARES AND B SHARES

                  Subject to the conditions described below, the Trust offers an exchange program whereby Investors who have paid a front-end sales charge to purchase A shares of a Fund offered by the Trust which is sold with a front-end sales charge (a "load Fund") may exchange those A shares for A shares of another load Fund, offered by the Trust without the imposition of a front-end sales charge (each a "no load Fund"), at the net asset value per share on the date of exchange subject to the following. If a shareholder paid a sales charge on the previously exchanged A shares that is less than the sales charge applicable to the A shares sought to be acquired through the exchange, he or she must pay a sales charge on the exchange equal to such difference. Shareholders may also exchange A shares of a no load Fund for A shares of another no load Fund at the net asset value per share without payment of a sales charge.

                  In addition, shareholders of a no load Fund may exchange A shares for A shares of a load Fund subject to payment of the applicable sales charge. However, shareholders exchanging A shares of a no load Fund which were received in a previous exchange transaction involving A shares of a load Fund will not be required to pay an additional sales charge upon the reinvestment of the equivalent amount into the A shares of a load Fund except to the extent of any difference in the applicable sales loads.

                  Shareholders who have purchased B shares of one or more of the Funds or another investment fund offered by the Trust (including shares acquired through reinvestment of dividends or distributions on such shares) may exchange those shares for B shares of another fund without the payment of any contingent deferred sales charge at the time the exchange is made.

                  No exchange fee is imposed by the Trust. Shareholders contemplating an exchange should carefully review the Prospectus of the fund into which the exchange is being considered. An Armada Funds Prospectus may be obtained from NatCity Investments, Inc., an Investor's financial institution or by calling 1-800-622-FUND(3863).

                  Any A shares or B shares exchanged must have a value at least equal to the minimum initial investment required by the particular investment fund into which the exchange is being made. Investors should make their exchange requests in writing or by telephone to the financial institutions through which they purchased their original A shares or B shares. It is the responsibility of financial institutions to transmit exchange requests to the Transfer Agent. Investors who purchased shares directly from the Trust should transmit exchange requests directly to the Transfer Agent. Exchange requests received by the Transfer Agent prior to 4:00 p.m. Eastern Time (1:00 p.m. Eastern time for the Treasury Plus Money Market Fund) will be processed as of the close of business on the day of receipt. Requests received by the Transfer Agent after the above-listed times will be processed on the next Business Day.

                  The Trust reserves the right to reject any exchange request. During periods of unusual economic or market changes, telephone exchanges may be difficult to implement. In such event, an Investor should mail the exchange request to his or her financial institution, and an Investor who directly purchased shares from the Trust should mail the exchange request to the Transfer Agent. The exchange privilege may be modified or terminated at any time upon 60 days' notice to shareholders.

                  The exchange privilege is a convenient way to respond to changes in investment goals or in market conditions. This privilege is not designed for frequent trading in response to short-term market fluctuations. Management of the Trust reserves the right to limit, amend, impose charges upon, terminate or otherwise modify the exchange privilege upon 60 days' notice to shareholders. Except for the Systematic Exchange Program described below, as of the date of this Prospectus, an Investor is limited to one exchange every two months during a given 12-month period beginning upon the date of the first exchange transaction.

SYSTEMATIC EXCHANGE PROGRAM APPLICABLE TO A SHARES AND B SHARES

                  Shares of a Fund may also be purchased through automatic monthly or quarterly deductions from a shareholder's account from any Armada money market fund. Under a systematic exchange program, a shareholder enters an agreement to purchase shares of one or more specified funds over a specified period of time, and initially purchases shares of one Armada money market fund in an amount equal to the total amount of the investment. On a monthly or quarterly basis, a specified dollar amount of shares of the Armada money market fund is exchanged for shares of the Fund specified.

                  The systematic exchange program of investing a fixed dollar amount at regular intervals over time has the effect of reducing the average cost per share of the non-money market funds. This effect also can be achieved through the Planned Investment Program described previously in this Prospectus. Because purchases of A shares of non-money market funds may be subject to an initial sales charge, it may be beneficial for an Investor to execute a Letter of Intent in indicating an intent to purchase A shares in connection with the systematic exchange program. Upon exchange into another fund, such shares will convert to B shares of that fund, and, while the Investor will not pay a front-end sales load for such purchase, the shares will bear the regular expenses borne by B shares of such fund. A shareholder may apply for participation in this program through his or her financial institution or by calling 1-800-622-FUND(3863).

                     DISTRIBUTION AND SERVICING ARRANGEMENTS

                  Pursuant to the Trust's Distribution Agreement and Rule 12b-1 under the 1940 Act, the Trust adopted a Service and Distribution Plan For A and I Share Classes ("A and I Plan") and a separate B Shares Distribution and Servicing Plan ("B Shares Plan"). Under the A and I Plan, the Trust reimburses the Distributor for direct and indirect costs and expenses incurred in connection with advertising, marketing and other distribution services related to the A and I shares of each of the Trust's investment funds and in preparing and distributing such shares' prospectus. In the case of each Fund, such reimbursement shall not exceed .10% per annum of the average aggregate net assets of its A and I shares. Under the B Shares Plan, the Trust pays the Distributor up to .75% annually of the average daily net assets of each fund's B shares for the same types of services provided and expenses assumed as in the A and I Shares Plan. Such compensation is payable monthly and accrued daily by the Fund's B shares only.

                  Although B shares are sold without an initial sales charge, the Distributor pays a sales commission equal to 4.25% of the amount invested (including a prepaid service fee of 0.25% of the amount invested) to dealers who sell B shares. These commissions are not paid on exchanges from other Armada funds or on sales to investors exempt from the contingent deferred sales charge.

                  Under the Shareholder Services Plan relating to each Fund's A shares and the B Shares Plan, the Trust enters into shareholder servicing agreements with certain financial institutions. Pursuant to these agreements, the institutions agree to render shareholder administrative services to their customers who are the beneficial owners of A or B shares in consideration for the payment of up to .15% with respect to the Treasury Plus Money Market Fund, and up to .25% with respect to each other Fund (on an annualized basis) of the average daily net asset value of such shares.

                  Persons entitled to receive compensation for servicing A or B shares may receive different compensation with respect to those shares than with respect to I shares in the same Fund. Shareholder administrative services may include aggregating and processing purchase and redemption orders, processing dividend payments from a Fund on behalf of customers, providing information periodically to customers showing their position in A or B shares, and providing sub-transfer agent services or the information necessary for sub-transfer agent services, with respect to A or B shares beneficially owned by customers. Since financial institutions may charge their customers fees depending on the type of customer account the Investor has established, beneficial owners of A or B shares should read this Prospectus in light of the terms and fees governing their accounts with financial institutions.


                           DIVIDENDS AND DISTRIBUTIONS

                  On each day that the net asset value per share of the Treasury Plus Money Market Fund is determined, the Fund declares a dividend from net investment income as of the close of business on the day of declaration. Net investment income for the Treasury Plus Money Market Fund consists of (a) interest accrued and discount earned (including both original issue and market discount) on the Fund's assets, (b) less amortization of market premium on such assets, and the accrued expenses of the Fund. Fund shares begin earning dividends on the day the purchase order is executed and continue earning dividends through and including the day before the redemption order for the shares is executed.

                  Dividends are paid monthly by check, or by wire transfer if requested in writing by the shareholder to his or her Bank or financial institution, within five Business Days after the end of each calendar month or within five Business Days after a shareholder's complete redemption of his or her shares in the Treasury Plus Money Market Fund.

                  Dividends from the net investment income of the Mid Cap Growth, Aggressive Allocation and Conservative Allocation Funds are declared and paid quarterly. Dividends from the net investment income of the U.S. Government Income and Michigan Municipal Bond Funds are declared daily and paid monthly. With respect to such Funds, net income for dividend purposes consists of dividends, distributions and other income on the Fund's assets, less the accrued expenses of the Fund. Any net realized capital gains will be distributed at least annually. Dividends and distributions will reduce the Fund's net asset value per share by the per share amount thereof.

                  Shareholders may elect to have their dividends reinvested in additional full and fractional Fund shares of the same class of any Armada Funds at the net asset value of such shares on the ex-dividend date. Shareholders must make such election, or any revocation thereof, in writing to their Banks or financial institutions. The election will become effective with respect to dividends and distributions paid after its receipt.


                                      TAXES
FEDERAL TAXES

                  Each Fund intends to qualify as a separate "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"). Such qualification generally relieves the Fund of liability for federal income taxes to the extent its earnings are distributed in accordance with the Code.

                  Qualification as a regulated investment company under the Code for a taxable year requires, among other things, that the Funds distribute to its shareholders an amount equal to at least the sum of 90% of its investment company taxable income and 90% of its net tax-exempt interest income, if any, for such year. In general, a Fund's investment company taxable income will be the sum of its net investment income and the excess of any net short-term capital gain for the taxable year over the net long-term capital loss, if any, for such year. Each Fund intends to distribute substantially all of its investment company taxable income and net tax-exempt income (such distributions are known as "exempt-interest dividends") each taxable year. Such distributions by the Funds will be taxable as ordinary income to their respective shareholders who are not currently exempt from federal income taxes, whether such income is received in cash or reinvested in additional shares. (Federal income taxes for distributions to an IRA or to a qualified retirement plan are deferred under the Code.) For corporate shareholders, the dividends received deduction will apply to such distributions to the extent of the gross amount of qualifying dividends received by the distributing Fund from domestic corporations for the taxable year.

                  Exempt-interest dividends may be treated by shareholders as items of interest excludable from their gross income under Section 103(a) of the Code unless under the circumstances applicable to the particular shareholder the exclusion would be disallowed. See the Statement of Additional Information under "Additional Information Concerning Taxes." The Michigan Municipal Bond Fund does not intend to earn any investment company taxable income or net long-term capital gains. To the extent, if any, dividends paid to shareholders of such Fund are derived from taxable income or from net long-term capital gains, such dividends will not be exempt from federal income tax and may also be subject to state and local taxes. None of the distributions by the Michigan Municipal Bond Fund are expected to be eligible for the dividends received deduction for corporations.

                  Substantially all of a Fund's net realized long-term capital gains, if any, will be distributed at least annually to Fund shareholders. Each Fund will generally have no tax liability with respect to such gains and the distributions will be taxable to Fund shareholders who are not currently exempt from federal income taxes as long-term capital gains, regardless of how long the shareholders have held Fund shares and whether such gains are received in cash or reinvested in additional shares.

                  Dividends declared in October, November or December of any year payable to shareholders of record on a specified date before the end of the year will be deemed to have been received by shareholders and paid by a Fund on December 31 of such year in the event such dividends are actually paid during January of the following year.

                  Prior to purchasing Fund shares, the impact of dividends or distributions which are expected to be declared or have been declared, but not paid, should be carefully considered. Any dividend or distribution declared shortly after a purchase of shares prior to the record date will have the effect of reducing the per share net asset value by the per share amount of the dividend or distribution. All or a portion of such dividend or distribution, although in effect a return of capital, may be subject to tax.

                  If the Michigan Municipal Bond Fund holds certain private activity bonds, shareholders must include as an item of tax preference for purposes of the federal alternative minimum tax that portion of dividends paid by such Fund derived from interest on such bonds. Shareholders receiving Social Security or certain other retirement payments should note that all exempt-interest dividends will be taken into account in determining the taxability of such benefits.

                  Interest on indebtedness incurred by a shareholder to purchase or carry shares of the Michigan Municipal Bond Fund generally will not be deductible for federal income tax purposes.

                  A taxable gain or loss may be realized by a shareholder upon his or her redemption, transfer or exchange of Fund shares depending upon the tax basis of such shares and their price at the time of redemption, transfer or exchange. If a shareholder has held shares for six months or less and during that time received a distribution taxable as a long-term capital gain, then any loss the shareholder might realize on the sale of those shares will be treated as a long-term loss to the extent of the earlier capital gain distribution. Generally, a shareholder may include sales charges incurred upon the purchase of Fund shares in his or her tax basis for such shares for the purpose of determining gain or loss on a redemption, transfer or exchange of such shares. However, if the shareholder effects an exchange of such shares for shares of another Fund within 90 days of the purchase and is able to reduce the sales charge applicable to the new shares (by virtue of the Trust's exchange privilege), the amount equal to such reduction may not be included in the tax basis of the shareholder's exchanged shares but may be included (subject to this limitation) in the tax basis of the new shares.

MICHIGAN TAXES

                  Distributions by the Michigan Municipal Bond Fund to holders of shares who are subject to the Michigan personal income tax and/or single business tax will not be subject to the Michigan personal income tax, single business tax or any Michigan city income tax to the extent that the distributions are attributable to income received by the Fund as interest from Michigan Municipal Securities or to the extent that the distributions are attributable to interest income and gains from the sale or disposal of United States obligations exempted from state taxation by the United States Constitution, treaties, and statutes. However, some or all of the other distributions by the Fund may be taxable by the State of Michigan or subject to applicable city income taxes, even if the distributions are attributable to income of the Fund derived from obligations of the United States or its agencies and instrumentalities. In addition, to the extent that a shareholder of the Municipal Bond Fund is obligated to pay state or local taxes outside of Michigan, dividends earned by an investment in the Fund may represent taxable income. Investments held in the Fund by a Michigan resident are not subject to the Michigan intangible personal property tax to the extent that the investments are attributable to bonds or other similar obligations of the State of Michigan or a political subdivision thereof, or obligations of the United States.

                  The Michigan Department of Treasury in a 1986 Revenue Administrative Bulletin has taken the position that the tax attributes of the securities held by a mutual fund flow through to the investors. Based on this position, the Michigan Department of Treasury has stated that mutual fund distributions attributable to interest from a fund's investment in direct U.S. government securities, as well as municipal securities, will not be subject to the Michigan personal income tax. The Michigan Department of Treasury also has stated that an owner of a share of a mutual fund will not be subject to intangible personal property tax to the extent that the pro rata share of the securities underlying the mutual fund would be exempt.

                  For Michigan personal income tax and intangible personal property tax purposes, taxable distributions from investment income and short-term capital gains, if any, are taxable as ordinary income, whether received in cash or additional shares, and are subject to the Michigan intangible personal property tax and to applicable Michigan city income taxes. Business tax, a modified value added tax, is computed by applying the tax rate to a tax base determined by making certain adjustments to federal taxable income. Taxable distributions from investment income and gains, if any, may be included in federal taxable income or may comprise one of the adjustments made to the tax base. Distributions of cash, other property or additional shares by the Michigan Municipal Bond Fund to a Michigan single business taxpayer attributable to any gain realized from the sale, exchange or other disposition of Michigan Municipal Securities may be included in the Michigan single business taxpayer's adjusted tax base for purposes of the Michigan single business tax to the extent included in federal taxable income. Distributions of cash, other property or additional shares by the Michigan Municipal Bond Fund to a Michigan single business taxpayer are not subject to the Michigan single business tax to the extent that the distributions are attributable to interest income from and any gain realized from the sale, exchange or other disposition of U.S. securities. Taxable long-term capital gain distributions are taxable as long-term capitals gains for Michigan purposes irrespective of how long a shareholder has held the shares, except that such distributions reinvested in shares of the Michigan Municipal Bond Fund are exempt from the Michigan intangible personal property tax.

MISCELLANEOUS

                  Shareholders of the Funds will be advised at least annually as to the federal income tax consequences and, in the case of the Michigan Municipal Bond Fund, Michigan income tax consequences, of distributions made to them each year. Shareholders are advised to consult their tax advisers concerning the application of state and local taxes, other than Michigan taxes, which may differ from federal tax consequences described above.

                  The foregoing discussion is based on tax laws and regulations which were in effect as of the date of this Prospectus; such laws and regulations may be changed by legislative or administrative actions. The foregoing summarizes some of the important tax considerations generally affecting the Funds and their shareholders and is not intended as a substitute for careful tax planning. Accordingly, potential investors should consult their tax advisers with specific reference to their own tax situation.


                             MANAGEMENT OF THE TRUST

BOARD OF TRUSTEES

                  The business and affairs of the Trust are managed under the direction of the Trust's Board of Trustees. The trustees of the Trust, their addresses, principal occupations during the past five years, other affiliations, and the compensation paid by the Trust and the fees and reimbursed expenses they receive in connection with each meeting of the Board of Trustees they attend are included in the Statement of Additional Information.

INVESTMENT ADVISER

                  IMC serves as the investment adviser to the Funds. IMC is a registered investment adviser and an indirect, wholly owned subsidiary of National City Corporation

("NCC"). On September 30, 1998, IMC had approximately $16.6 billion in assets under management. The principal office of the Adviser is:

                             1900 East Ninth Street
                             Cleveland, Ohio 44114.

                  Subject to the general supervision of the Trust's Board of Trustees and in accordance with each Fund's investment policies, the Adviser has agreed to manage the Funds, make decisions with respect to and place orders for all purchases and sales of each Fund's securities, and maintain each Fund's records relating to such purchases and sales.

                  The Adviser manages the Funds, makes decisions with respect to and places orders for all purchases and sales of each Fund's securities and maintains each Fund's records relating to such purchases and sales. IMC utilizes a team management approach with professionals working to ensure a disciplined investment process designed to result in long-term performance consistent with the Funds' investment objectives. No one person is responsible for a Fund's management.

                  Mid Cap Growth Fund. IMC's Mid Cap Growth Style Team manages the Mid Cap Growth Fund.

                  Aggressive Allocation and Conservative Allocation Funds. The investment management teams within IMC share the management duties of these Funds. Each team manages its respective segment allocation within the Funds, according to its area of specialization.

                  U.S. Government Income and Michigan Municipal Bond Funds. IMC's Fixed Income Team makes the investment decisions for the U.S. Government Income and Michigan Municipal Bond Funds.

                  For the services provided and expenses assumed pursuant to the Advisory Agreement relating to the Funds, the Adviser is entitled to receive an advisory fee, computed daily and payable monthly, at the annual rate of .40%, 1.00% , 1.00%, 1.00%, .55% and .55% of the average net assets of the Treasury Plus Money Market, Mid Cap Growth, Aggressive Allocation, Conservative Allocation, U.S. Government Income and Michigan Municipal Bond Funds, respectively. The Trust believes that the fees are within the range of fees payable by investment funds with comparable investment objectives and policies. The Adviser may from time to time waive all or a portion of their advisory fees to increase the net income of the Funds available for distribution as dividends.

YEAR 2000 RISKS

                  Like other investment companies, financial and business organizations and individuals around the world, the Funds could be adversely affected if the computer systems used by the Adviser and a Fund's other service providers do not properly process and calculate date-related information and data from and after January 1, 2000. This is commonly known as the

"Year 2000 Problem." The Adviser is taking steps to address the Year 2000 Problem with respect to the computer systems that it uses and to obtain assurance that comparable steps are being taken by a Fund's other major service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact on a Fund as a result of the Year 2000 Problem.

ADMINISTRATOR AND SUB-ADMINISTRATOR

                  SEI Investments Mutual Funds Services (the "Administrator"), located at One Freedom Valley Drive, Oaks, Pennsylvania 19456, serves as the administrator to the Funds. The Administrator is an indirect, wholly-owned subsidiary of SEI Investments Company ("SEI Investments").

                  Under its Administration Agreement with the Trust relating to the Fund, the Administrator provides the Funds with administrative services, including fund accounting, regulatory reporting, necessary office space, equipment, personnel and facilities. The Administrator also acts as shareholder servicing agent of the Funds. The Administrator is entitled to receive with respect to the Trust an administrative fee, computed daily and paid monthly, at the annual rate of .07% of the aggregate average daily net assets of all the investment funds of the Trust up to the first $18 billion, and .06% of the aggregate average daily net assets over $18 billion. In addition, the Administrator is entitled to be reimbursed for its out-of-pocket expenses incurred on behalf of the Funds.

                  IMC serves as Sub-Administrator for the Funds and provides certain services as may be requested by the Administrator from time to time. For its services as Sub-Administrator, IMC receives, from the Administrator, pursuant to its Sub-Administration Agreement with the Administrator, a fee, computed daily and paid monthly, at the annual rate of .01% of the aggregate average daily net assets of all of the investment funds of the Trust up to the first $15 billion, and .015% of the aggregate average daily net assets over $15 billion.

                     DESCRIPTION OF THE TRUST AND ITS SHARES

                  The Trust was organized as a Massachusetts business trust on January 28, 1986. The Trust is a series fund authorized to issue the separate classes or series of shares of beneficial interest ("shares") mentioned below. Seventeen of these classes or series, which represent interests in the Treasury Plus Money Market Fund (Class CC and Class CC-Special Series 1); U.S. Government Income Fund (Class DD, Class DD-Special Series 1 and Class DD-Special Series 2); Aggressive Allocation Fund (Class EE, Class EE-Special Series 1 and Class EE-Special Series 2); Conservative Allocation Fund (Class FF, Class FF-Special Series 1 and Class FF-Special Series 2); Mid Cap Growth Fund (Class GG, Class GG-Special Series 1 and Class GG-Special Series 2) and Michigan Municipal Bond Fund (Class HH, Class HH - Special Series 1 and Class HH - Special Series 2. Class CC, Class DD, Class EE, Class FF, Class GG and Class HH shares constitute the I class or series of shares; Class CC-Special Series 1, Class DD-Special Series 1, Class EE-Special Series 1, Class FF-Special Series 1, Class GG-Special Series 1 and Class HH - Special Series 1 shares constitute the A class or series of shares, and Class DD-Special Series 2, Class EE-Special Series 2, Class FF-Special Series 2, Class GG-

Special Series 2 and Class HH-Special Series 2 shares constitute the B class or series of shares. The other Funds of the Trust are:

                           Money Market Fund
                           (Class A, Class A - Special Series 1 and Class A - Special Series 2)

                           Government Money Market Fund (Class B and Class B - Special Series 1)

                           100% Treasury Money Market Fund (Class C and Class C
                           - Special Series 1)

                           Tax Exempt Money Market Fund
                           (Class D, Class D - Special Series 1 and Class D - Special Series 2)

                           Ohio Municipal Money Market Fund (Class BB and Class BB - Special Series 1)

                           Intermediate Bond Fund
                           (Class I, Class I - Special Series 1 and Class I - Special Series 2)

                           Ohio Tax Exempt Fund
                           (Class K, Class K - Special Series 1 and Class K - Special Series 2)

                           National Tax Exempt Fund
                           (Class L, Class L - Special Series 1 and Class L - Special Series 2)

                           Equity Growth Fund
                           (Class H, Class H - Special Series 1 and Class H - Special Series 2)

                           Equity Income Fund
                           (Class M, Class M - Special Series 1 and Class M - Special Series 2)

                           Small Cap Value Fund
                           (Class N, Class N - Special Series 1 and Class N - Special Series 2)

                           Enhanced Income Fund
                           (Class O, Class O - Special Series 1 and Class O - Special Series 2)

                           Total Return Advantage Fund
                           (Class P, Class P - Special Series 1 and Class P Special Series 2)

                           Pennsylvania Tax Exempt Money Market Fund (Class Q and Class Q - Special Series 1)

                           Bond Fund
                           (Class R, Class R - Special Series 1 and Class R - Special Series 2)

                           GNMA Fund
                           (Class S, Class S - Special Series 1 and Class S - Special Series 2)

                           Pennsylvania Municipal Fund
                           (Class T, Class T - Special Series 1 and Class T - Special Series 2)

                           International Equity Fund
                           (Class U, Class U - Special Series 1 and Class U - Special Series 2)

                           Equity Index Fund
                           (Class V and Class V - Special Series 1)

                           Core Equity Fund
                           (Class W, Class W - Special Series 1 and Class W - Special Series 2)

                           Small Cap Growth Fund
                           (Class X, Class X - Special Series 1 and Class X - Special Series 2)

                           Real Return Advantage Fund (Class Y and Class Y - Special Series 1)

                           Tax Managed Equity Fund
                           (Class Z, Class Z - Special Series 1 and Class Z - Special Series 2)

                           Balanced Allocation Fund
                           (Class AA, Class AA-Special Series 1 and Class AA-Special Series 2)

                  Each share has no par value, represents an equal proportionate interest in the investment fund with other shares of the same class or series outstanding, and is entitled to such dividends and distributions out of the income earned on the assets belonging to such Fund as are declared in the discretion of the Trust's Board of Trustees. The Trust's Declaration of Trust authorizes the Board of Trustees to classify or reclassify any unissued shares into any number of additional classes of shares and to classify or reclassify any class of shares into one or more series of shares.

                  Shareholders are entitled to one vote for each full share held, and a proportionate fractional vote for each fractional share held. Shareholders will vote in the aggregate and not by investment fund, except as otherwise expressly required by law or when the Board of Trustees determines that the matter to be voted on affects only the interests of shareholders of a particular investment fund. The Statement of Additional Information gives examples of situations in which the law requires voting by investment fund. In addition, shareholders of each of the investment Funds will vote in the aggregate and not by class or series, except as otherwise expressly required by law or when the Board of Trustees determines the matter to be voted on affects only the interests of the holders of a particular class or series of shares. Under the I and A Plan and B Shares Plan, only the holders of A and I shares (with respect to the I and A Plan) or B shares (with respect to the B Shares Plan) in an investment fund are, or would be entitled to vote on matters submitted to a vote of shareholders (if any) concerning their respective plans. Voting rights are not cumulative, and accordingly, the holders of more than 50% of the aggregate shares of the Trust may elect all of the trustees irrespective of the vote of the other shareholders.

                  As stated above, the Trust is organized as a trust under the laws of Massachusetts. Shareholders of such a trust may, under certain circumstances, be held personally liable (as if they were partners) for the obligations of the trust. The Declaration of Trust of the Trust provides for indemnification out of the trust property for any shareholder held personally liable solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions or some other reason.

                  The Trust does not presently intend to hold annual meetings of shareholders except as required by the 1940 Act or other applicable law. The Trust's Code of Regulations provides that special meetings of shareholders shall be called at the written request of shareholders entitled to cast at least 10% of the votes entitled to be cast at such meeting. Such meeting may be called by shareholders to consider the removal of one or more trustees. Shareholders will receive shareholder communication assistance with respect to such matter as required by the 1940 Act.


                          CUSTODIAN AND TRANSFER AGENT

                   National City Bank, an affiliate of IMC, serves as the custodian of the Trust's assets. With respect to each fund, the Trust pays National City Bank an annual custody fee, calculated daily and paid monthly, of
 .02% of each fund's first $100 million of average daily net assets, .01% of each fund's next $650 million of average daily net assets and .008% of the average daily net assets of each fund which exceed $750 million, exclusive of out-of-pocket expenses and transaction charges. The Trust reimburses the custodian for its out-of-pocket expenses including, but not limited to, postage, telephone, telex, interest claim fee ($50.00 per claim), transfer and registration fees, Federal Express charges, Federal Reserve and wire fees, as well as its out-of-pocket costs in providing any foreign custody services and/or precious metal custody services. The transaction charges are a bundled fee which will not exceed .25% of the total monthly asset based fee payable by the Trust.

                  State Street Bank and Trust Company serves as the Trust's transfer and dividend disbursing agent. Communications to the Transfer Agent should be directed to P.O. Box 8421, Boston, Massachusetts 02266-8421. The fees payable by the Trust for these services are described in the Statement of Additional Information.

                                    EXPENSES

                  Except as noted below, the Adviser bears all expenses in connection with the performance of its services. Each Fund bears its own expenses incurred in its operations including: taxes; interest; fees (including fees paid to its trustees and officers); SEC fees; state securities qualification fees; costs of preparing and printing prospectuses for regulatory purposes and for distribution to existing shareholders; expenses related to the distribution and servicing plans; advisory fees; administration fees and expenses; charges of the custodian and Transfer Agent; certain insurance premiums; outside auditing and legal expenses; costs of shareholders' reports and shareholder meetings; and any extraordinary expenses. Each Fund also pays for brokerage fees and commissions in connection with the purchase of its portfolio securities.


                                  MISCELLANEOUS

                  Shareholders will receive unaudited semi-annual reports and annual financial statements audited by independent auditors.

                  Pursuant to Rule 17f-2, since National City Bank serves the Trust as its custodian and is affiliated with IMC, the Trust's investment adviser, a procedure has been established requiring three annual verifications, two of which are to be unannounced, of all investments held pursuant to the Custodian Services Agreement, to be conducted by the Trust's independent auditors.

                  As used in this Prospectus, a "vote of the holders of a majority of the outstanding shares" of the Trust or a particular investment fund means, with respect to the approval of an investment advisory agreement, a distribution plan or a change in a fundamental investment policy, the affirmative vote of the lesser of (a) 50% or more of the outstanding shares of the Trust or such fund or (b) 67% or more of the shares of the Trust or such fund present at a meeting if more than 50% of the outstanding shares of the Trust or such fund are represented at the meeting in person or by proxy.

                  The portfolio managers of the Funds and other investment professionals may from time to time discuss in advertising, sales literature or other material, including periodic publications, various topics of interest to shareholders and prospective investors. The topics may include, but are not limited to, the advantages and disadvantages of investing in tax-deferred and taxable investments; Fund performance and how such performance may compare to various market indices; shareholder profiles and hypothetical investor scenarios; the economy; the financial and capital markets; investment strategies and techniques; investment products and tax, retirement and investment planning.

                  Inquiries regarding the Trust or any of its investment funds may be directed to 1-800-622-FUND(3863).

BOARD OF TRUSTEES

ROBERT D. NEARY                                       ROBERT J. FARLING
Chairman                                              Retired Chairman, President and Chief
Retired Co-Chairman, Ernst & Young                      Executive Officer, Centerior Energy
Director:                                             Director:
Cold Metal Products, Inc.                             Republic Engineered Steels

HERBERT R. MARTENS, JR.                               RICHARD W. FURST, DEAN
President                                             Professor of Finance and Dean,
Executive Vice President,                               Carol Martin Gatton College of
  National City Corporation                             Business and Economics,
Chairman, President and                                 University of Kentucky
  Chief Executive Officer,                            Director:
  NatCity                                             Foam Design, Inc.
  Investments, Inc.                                   The Seed Corporation

LEIGH CARTER                                          GERALD L. GHERLEIN
Retired President and                                 Executive Vice President and General
  Chief Operating Officer,                              Counsel, Eaton Corporation
  B.F. Goodrich Company                               Trustee:
Director:                                             WVIZ Educational Television
Kirtland Capital Corporation
Morrison Products

JOHN F. DURKOTT                                       J. WILLIAM PULLEN
President and Chief                                   President and Chief Executive Officer,
  Operating Officer,                                    Whayne Supply Company
  Kittle's Home Furnishings
  Center, Inc.

ARMADA FUNDS

INVESTMENT ADVISER

AFFILIATE OF NATIONAL
CITY CORPORATION

         National City Investment Management Co.
         1900 East Ninth Street
         Cleveland, Ohio 44114

                              CROSS REFERENCE SHEET
                              ---------------------

                         Treasury Plus Money Market Fund
                               Mid Cap Growth Fund
                           Aggressive Allocation Fund
                          Conservative Allocation Fund
                           U.S. Government Income Fund
                          Michigan Municipal Bond Fund


Form N-1A Part B Item                                                         Statement of Additional
---------------------                                                         -----------------------
                                                                              Information Caption
                                                                              -------------------

1.       Cover Page.........................................................Cover Page

2.       Table of Contents..................................................Table of Contents

3.       General Information and History....................................Statement of Additional Information

4.       Investment Objectives and Policies.................................Investment Objectives
                                                                            and Policies

5.       Management of Registrant...........................................Trustees and Officers

6.       Control Persons and Principal......................................Description of Shares
         Holders of Securities

7.       Investment Advisory and Other
         Services Management................................................Advisory, Administration, Distribution, Custody and
                                                                            Transfer Agency Agreements

8.       Brokerage Allocation and Other
         Practices..........................................................Investment Objectives and Policies

9.       Capital Stock and Other Securities.................................Additional Purchase and Redemption
                                                                            Information

10.      Purchase, Redemption and Pricing
         of Securities Being Offered .......................................Additional Purchase and Redemption
                                                                            Information

11.      Tax Status.........................................................Additional Information Concerning Taxes

12.      Underwriters.......................................................Not Applicable

13.      Calculation of Performance Data....................................Yield and Performance Information

14.      Financial Statements...............................................Financial Statements

                                  ARMADA FUNDS

                       STATEMENT OF ADDITIONAL INFORMATION

                               _________ __, 1998




                         TREASURY PLUS MONEY MARKET FUND
                               MID CAP GROWTH FUND
                           AGGRESSIVE ALLOCATION FUND
                          CONSERVATIVE ALLOCATION FUND
                           U.S. GOVERNMENT INCOME FUND
                          MICHIGAN MUNICIPAL BOND FUND





This Statement of Additional Information is not a prospectus but should be read in conjunction with the current Prospectus for the above Funds of Armada Funds (the "Trust"), dated ____________, 1998 (the "Prospectus"). A copy of the Prospectus may be obtained by calling or writing the Trust at 1-800-622-FUND(3863), One Freedom Valley Drive, Oaks, Pennsylvania 19456.

                                                  TABLE OF CONTENTS

                                                                                  Page
                                                                                  ----
STATEMENT OF ADDITIONAL INFORMATION.................................................2
INVESTMENT OBJECTIVES AND POLICIES..................................................2
NET ASSET VALUE - TREASURY PLUS MONEY MARKET FUND..................................20
DIVIDENDS - TREASURY PLUS MONEY MARKET FUND........................................21
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION.....................................21
DESCRIPTION OF SHARES..............................................................23
ADDITIONAL INFORMATION CONCERNING TAXES............................................24
TRUSTEES AND OFFICERS..............................................................28
ADVISORY, ADMINISTRATION, DISTRIBUTION, CUSTODIAN SERVICES AND
      TRANSFER AGENCY AGREEMENTS...................................................33
SHAREHOLDER SERVICES PLANS.........................................................36
PORTFOLIO TRANSACTIONS.............................................................37
AUDITORS ..........................................................................38
COUNSEL  ..........................................................................38
YIELD AND PERFORMANCE INFORMATION..................................................38
MISCELLANEOUS......................................................................43
APPENDIX A........................................................................A-1
APPENDIX B........................................................................B-1

                       STATEMENT OF ADDITIONAL INFORMATION
                       -----------------------------------

                  This Statement of Additional Information should be read in conjunction with the Prospectus of Armada Funds (the "Trust") that describes the Treasury Plus Money Market Fund, Mid Cap Growth Fund, Aggressive Allocation Fund, Conservative Allocation Fund, U.S. Government Income Fund and Michigan Municipal Bond Fund (collectively, the "Funds" and each, a "Fund"). The information contained in this Statement of Additional Information expands upon matters discussed in the Prospectus. No investment in shares of the Funds should be made without first reading the Prospectus.


                      INVESTMENT OBJECTIVES AND POLICIES
                      ----------------------------------

ADDITIONAL INFORMATION ON FUND MANAGEMENT
-----------------------------------------

                  Further information on the Adviser's investment management strategies, techniques, policies and related matters may be included from time to time in advertisements, sales literature, communications to shareholders and other materials. See also "Yield and Performance Information" below.

                  Attached to this Statement of Additional Information is Appendix A which contains descriptions of the rating symbols used by Standard & Poor's Rating Group ("S&P"), Fitch IBCA, Inc. ("Fitch IBCA"), Duff & Phelps Credit Rating Co. ("Duff"), and Moody's Investors Service, Inc. ("Moody's") for securities which may be held by the Funds.

ELIGIBLE SECURITIES
-------------------

                  The Treasury Plus Money Market Fund may purchase "eligible securities" that present minimal credit risks as determined by the Adviser pursuant to guidelines established by the Trust's Board of Trustees. Eligible securities generally include: (1) securities that are rated by two or more Rating Agencies (or the only Rating Agency which has issued a rating) in one of the two highest rating categories for short term debt securities; (2) securities that have no short term rating, if the issuer has other outstanding short term obligations that are comparable in priority and security as determined by the Adviser ("Comparable Obligations") and that have been rated in accordance with
(1) above; (3) securities that have no short term rating, but are determined to be of comparable quality to a security satisfying (1) or (2) above, and the issuer does not have Comparable Obligations rated by a Rating Agency; and (4) securities with credit supports that meet specified rating criteria similar to the foregoing and other criteria in accordance with applicable Securities and Exchange Commission ("SEC") regulations. Securities issued by a money market fund and securities issued by the U.S. Government may constitute eligible securities if permitted under applicable SEC regulations and Trust procedures. The Board of Trustees will approve or ratify any purchases by the Treasury Plus Money Market Fund of securities that are rated by only one Rating Agency or that qualify under (3) above as long as required by applicable regulations or Trust procedures.

FOREIGN SECURITIES
------------------

                  Unanticipated political or social developments may affect the value of a Fund's investments in emerging market countries and the availability to a Fund of additional investments in those countries. The small size, relatively unseasoned nature of the securities markets and limited volume of trading in securities in certain of these countries may make a Fund's investments there illiquid and more volatile than investments in Japan or most Western European countries. In addition, a Fund may be required to establish special custodial or other arrangements before making certain investments. Moreover, there may be little financial or accounting information available with respect to issuers located in certain emerging market countries, and it may be difficult as a result to assess the value or prospects of an investment in such issuers.

FOREIGN GOVERNMENT OBLIGATIONS
------------------------------

                  The Mid Cap Growth, Aggressive Allocation and Conservative Allocation and U.S. Government Income Funds may purchase debt obligations issued or guaranteed by governments (including states, provinces or municipalities) of countries other than the United States, or by their agencies, authorities or instrumentalities. The percentage of assets invested in securities of a particular country or denominated in a particular currency will vary in accordance with the Adviser's assessment of gross domestic product in relation to aggregate debt, current account surplus or deficit, the trend of the current account, reserves available to defend the currency, and the monetary and fiscal policies of the government.

FOREIGN CURRENCY TRANSACTIONS
-----------------------------

                  In order to protect against a possible loss on investments resulting from a decline or appreciation in the value of a particular foreign currency against the U.S. dollar or another foreign currency or for other reasons, the Mid Cap Growth, Aggressive Allocation, Conservative Allocation and U.S. Government Income Funds are authorized to enter into forward currency exchange contracts. These contracts involve an obligation to purchase or sell a specified currency at a future date at a price set at the time of the contract. Forward currency contracts do not eliminate fluctuations in the values of portfolio securities but rather allow a Fund to establish a rate of exchange for a future point in time.

                  When entering into a contract for the purchase or sale of a security, a Fund may enter into a forward foreign currency exchange contract for the amount of the purchase or sale price to protect against variations, between the date the security is purchased or sold and the date on which payment is made or received, in the value of the foreign currency relative to the U.S. dollar or other foreign currency.

                  When the Adviser anticipates that a particular foreign currency may decline substantially relative to the U.S. dollar or other leading currencies, in order to reduce risk, a Fund may enter into a forward contract to sell, for a fixed amount, the amount of foreign currency approximating the value of some or all of a Fund's securities denominated in such foreign currency. Similarly, when the obligations held by a Fund create a short position in a foreign currency, a Fund may enter into a forward contract to buy, for a fixed amount, an amount of foreign currency approximating the short position. With respect to any forward foreign currency contract, it will not generally be possible to match precisely the amount covered by that contract and the value of the securities involved due to the changes in the values of such securities resulting from market movements between the date the forward contract is entered into and the date it matures. In addition, while forward contracts may offer protection from losses resulting from declines or appreciation in the value of a particular foreign currency, they also limit potential gains which might result from changes in the value of such currency. A Fund will also incur costs in connection with forward foreign currency exchange contracts and conversions of foreign currencies and U.S. dollars.

                  A separate account consisting of cash or liquid securities equal to the amount of a Fund's assets that could be required to consummate forward contracts will be established with the Trust's custodian except to the extent the contracts are otherwise "covered." For the purpose of determining the adequacy of the securities in the account, the deposited securities will be valued at market or fair value. If the market or fair value of such securities declines, additional cash or liquid securities will be placed in the account daily so that the value of the account will equal the amount of such commitments by the Fund. A forward contract to sell a foreign currency is "covered" if a Fund owns the currency (or securities denominated in the currency) underlying the contract, or holds a forward contract (or call option) permitting the Fund to buy the same currency at a price no higher than the Fund's price to sell the currency. A forward contract to buy a foreign currency is "covered" if a Fund holds a forward contract (or call option) permitting the Fund to sell the same currency at a price as high as or higher than the Fund's price to buy the currency.

CONVERTIBLE SECURITIES
----------------------

                  The Mid Cap Growth, Aggressive Allocation and Conservative Allocation Funds may invest in convertible securities. Convertible securities entitle the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the securities mature or are redeemed, converted or exchanged. Prior to conversion, convertible securities have characteristics similar to ordinary debt securities in that they normally provide a stable stream of income with generally higher yields than those of common stock of the same or similar issuers. Convertible securities rank senior to common stock in a corporation's capital structure and therefore generally entail less risk than the corporation's common stock. The value of the convertibility feature depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security.

                  In selecting convertible securities for a Fund, the Adviser will consider, among other factors, the creditworthiness of the issuers of the securities; the interest or dividend income generated by the securities; the potential for capital appreciation of the securities and the underlying common stocks; the prices of the securities relative to other comparable securities and to the underlying common stocks; whether the securities are entitled to the benefits of sinking funds or other protective conditions; diversification of a Fund's portfolio as to issuers; and the ratings of the securities. Since credit rating agencies may fail to timely change the credit ratings of securities to reflect subsequent events, the Adviser will consider whether such issuers will have sufficient cash flow and profits to meet required principal and interest payments. A Fund may retain a portfolio security whose rating has been changed if the Adviser deems that retention of such security is warranted.

WARRANTS
--------

                  The Mid Cap Growth, Aggressive Allocation and Conservative Allocation Funds may invest in warrants. Warrants enable the owner to subscribe to and purchase a specified number of shares of the issuing corporation at a specified price during a specified period of time. The prices of warrants do not necessarily correlate with the prices of the underlying securities. The purchase of warrants involves the risk that the purchaser could lose the purchase value of the warrant if the right to subscribe to additional shares is not exercised prior to the warrant's expiration. Also, the purchase of warrants involves the risk that the effective price paid for the warrant added to the subscription price of the related security may exceed the value of the subscribed security's market price such as when there is no movement in the level of the underlying security.

FUTURES CONTRACTS AND RELATED OPTIONS
-------------------------------------

                  The Mid Cap Growth, Aggressive Allocation, Conservative Allocation and U.S. Government Income Funds may invest in futures contracts and related options. For a detailed description of these investments and related risks, see Appendix B attached to this Statement of Additional Information.

"COVERED CALL" OPTIONS
----------------------

                  As described in the Prospectus, the Mid Cap Growth, Aggressive Allocation, Conservative Allocation, U.S. Government Income and Michigan Municipal Bond Funds may write covered call options. A Fund will write call options only if they are "covered." The option is "covered" if a Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, liquid assets of equal value are held in a segregated account by its custodian) upon conversion or exchange of other securities held by it. For a call option on an index, the option is covered if a Fund maintains with its custodian a portfolio of securities substantially replicating the movement of the index, or liquid assets equal to the contract value. A call option is also covered if a Fund holds a call on the same security or index as the call written where the exercise price of the call held is (i) equal to or less than the exercise price of the call written, or (ii) greater than the exercise price of the call written provided the difference is maintained by a Fund in liquid assets in a segregated account with its custodian.

                  A Fund's obligation to sell a security subject to a covered call option written by it may be terminated prior to the expiration date of the option by a Fund's execution of a closing purchase transaction, which is effected by purchasing on an exchange an option of the same series (i.e., same underlying security, exercise price and expiration date) as the option previously written. Such a purchase does not result in the ownership of an option. A closing purchase transaction will ordinarily be effected to realize a profit on an outstanding option, to prevent an underlying security from being called, to permit the sale of the underlying security or to permit the writing of a new option containing different terms on such underlying security. The cost of such a liquidation purchase plus transaction costs may be greater than the premium received upon the original option, in which event a Fund will have incurred a loss on the transaction. There is no assurance that a liquid secondary market will exist for any particular option. An option writer, unable to effect a closing purchase transaction, will not be able to sell the underlying security until the option expires or the optioned security is delivered upon exercise with the result that the writer in such circumstances will be subject to the risk of market decline or appreciation in the security during such period.

                  When a Fund writes an option, an amount equal to the net premium (the premium less the commission) received by a Fund is included in the liability section of a Fund's statement of assets and liabilities as a deferred credit. The amount of this deferred credit will be subsequently marked-to-market to reflect the current value of the option written. The current value of the traded option is the last sale price or, in the absence of a sale, the current bid price. If an option written by a Fund expires on the stipulated expiration date or if a Fund enters into a closing purchase transaction, it will realize a gain (or loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold) and the deferred credit related to such option will be eliminated. If an option written by a Fund is exercised, the proceeds of the sale will be increased by the net premium originally received and the Fund will realize a gain or loss.

                  There are several risks associated with transactions in certain options. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. In addition, a liquid secondary market for particular options, whether traded over-the-counter or on a securities exchange may be absent for reasons which include the following: there may be insufficient trading interest in certain options; restrictions may be imposed by an exchange on opening transactions or closing transactions or both; trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities or currencies; unusual or unforeseen circumstances may interrupt normal operations on an exchange; the facilities of an exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading volume; or one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

ASSET-BACKED SECURITIES
-----------------------

                  As described in the Prospectus, the Aggressive Allocation, Conservative Allocation and U.S. Government Income Funds may purchase asset-backed securities, which are securities backed by mortgages, installment contracts, credit card receivables or other assets. Asset-backed securities represent interests in "pools" of assets in which payments of both interest and principal on the securities are made periodically, thus in effect "passing through" periodic payments made by the individual borrowers on the assets that underlie the securities, net of any fees paid to the issuer or guarantor of the securities. The average life of asset-backed securities varies with the maturities of the underlying instruments, and the average life of a mortgage-backed instrument, in particular, is likely to be substantially less than the original maturity of the mortgage pools underlying the securities as a result of mortgage prepayments. For this and other reasons, an asset-backed security's stated maturity may be shortened, and the security's total return may be difficult to predict precisely. Asset-backed securities acquired by a Fund may include collateralized mortgage obligations ("CMOs") issued by private companies.

                  The Aggressive Allocation, Conservative Allocation, U.S. Government Income and Michigan Municipal Bond Funds may invest in securities the timely payment of principal and interest on which are guaranteed by the Government National Mortgage Association ("GNMA") a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. The market value and interest yield of these instruments can vary due to market interest rate fluctuations and early prepayments of underlying mortgages. These securities represent ownership in a pool of federally insured mortgage loans. GNMA certificates consist of underlying mortgages with a maximum maturity of 30 years. However, due to scheduled and unscheduled principal payments, GNMA certificates have a shorter average maturity and, therefore, less principal volatility than a comparable 30-year bond. Since prepayment rates vary widely, it is not possible to predict accurately the average maturity of a particular GNMA pool. GNMA securities differ from conventional bonds in that principal is paid back to the certificate holders over the life of the loan rather than at maturity. The scheduled monthly interest and principal payments relating to mortgages in the pool are "passed through" to investors. In addition, there may be unscheduled principal payments representing prepayments on the underlying mortgages. Although GNMA certificates may offer yields higher than those available from other types of U.S. Government securities, GNMA certificates may be less effective than other types of securities as a means of "locking in" attractive long-term rates because of the prepayment feature. For instance, when interest rates decline, the value of a GNMA certificate likely will not rise as much as comparable debt securities due to the prepayment feature. In addition, these prepayments can cause the price of a GNMA certificate originally purchased at a premium to decline in price to its par value, which may result in a loss.

                  There are a number of important differences among the agencies and instrumentalities of the U.S. government that issue mortgage-related securities and among the securities that they issue. Mortgage-related securities guaranteed by the GNMA include GNMA Mortgage Pass-Through Certificates (also known as "Ginnie Maes") which are guaranteed as to the timely payment of principal and interest by GNMA and such guarantee is backed by the full faith and credit of the United States. GNMA is a wholly-owned U.S. government corporation within the Department of Housing and Urban Development. GNMA certificates also are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee. Mortgage-backed securities issued by the FNMA include FNMA Guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes") which are solely the obligations of the FNMA and are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the Treasury. FNMA is a government-sponsored organization owned entirely by private stockholders. Fannie Maes are guaranteed as to timely payment of the principal and interest by FNMA. Mortgage-related securities issued by the FHLMC include FHLMC Mortgage Participation Certificates (also known as "Freddie Macs" or "Pcs"). FHLMC is a corporate instrumentality of the United States, created pursuant to an Act of Congress, which is owned entirely by Federal Home Loan Banks. Freddie Macs are not guaranteed by the United States or by any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by the FHLMC. FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

                  Non-mortgage asset-backed securities involve certain risks that are not presented by mortgage-backed securities. Primarily, these securities may not have the benefit of the same security interest in the underlying collateral. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which have given debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of automobile receivables permit the servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related automobile receivables. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have an effective security interest in all of the obligations backing such receivables. Therefore, there is a possibility that recoveries on repossessed collateral may not, in some cases, be able to support payments on these securities.

INTEREST RATE AND TOTAL RETURN SWAPS
------------------------------------

                  The Aggressive Allocation, Conservative Allocation and U.S. Government Income Funds may enter into interest rate or total return swaps. The Aggressive Allocation and Conservative Allocation Funds may also enter into total return swaps. A Fund expects to enter into these transactions for hedging purposes and not for speculation. It will typically use interest rate or total return swaps to preserve a return on a particular investment or portion of its portfolio or to shorten the effective duration of its investments. Swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest or the total return of a predefined "index," such as an exchange of fixed rate payments for floating rate payments or an exchange of a floating rate payment for the total return on an index.

                  A Fund will only enter into swaps on a net basis, (i.e., the two payment streams are netted out, with a Fund receiving or paying, as the case may be, only the net amount of the two payments). Inasmuch as these transactions are entered into for good faith hedging purposes, each Fund and the Adviser believe that such obligations do not constitute senior securities as defined in the 1940 Act and, accordingly, will not treat them as being subject to the Fund's borrowing restrictions. The net amount of the excess, if any, of a Fund's obligations over its entitlements with respect to each swap will be accrued on a daily basis and an amount of liquid assets, such as cash, U.S. government securities or other liquid high grade debt securities, having an aggregate net asset value at least equal to such accrued excess will be maintained in a segregated account by the Fund's custodian.

                  If there is a default by the other party to a swap transaction, a Fund will have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with markets for other similar instruments which are traded in the Interbank market.

INCOME PARTICIPATION LOANS
--------------------------

                  The Aggressive Allocation and Conservative Allocation Funds may make or acquire participations in privately negotiated loans to borrowers. Frequently, such loans have variable interest rates and may be backed by a bank letter of credit; in other cases they may be unsecured. Such transactions may provide an opportunity to achieve higher yields than those that may be available from other securities offered and sold to the general public.

                  Privately arranged loans, however, will generally not be rated by a credit rating agency and will normally be liquid, if at all, only through a provision requiring repayment following demand by the lender. Such loans made by a Fund may have a demand provision permitting the Fund to require repayment within seven days. Participations in such loans, however, may not have such a demand provision and may not be otherwise marketable. Recovery of an investment in any such loan that is illiquid and payable on demand will depend on the ability of the borrower to meet an obligation for full repayment of principal and payment of accrued interest within the demand period, normally seven days or less (unless a Fund determines that a particular loan issue, unlike most such loans, has a readily available market). As it deems appropriate, the Board of Trustees of the Trust will establish procedures to monitor the credit standing of each such borrower, including its ability to honor contractual payment obligations.

SHORT-TERM OBLIGATIONS
----------------------

                  The Mid Cap Growth, Aggressive Allocation, Conservative Allocation and U.S. Government Income Funds may invest directly in various short-term obligations including those described below.

                  Investments include commercial paper and other short-term promissory notes issued by corporations (including variable and floating rate instruments). The Mid Cap Growth, Aggressive Allocation and Conservative Allocation Funds may invest in Canadian Commercial Paper ("CCP"), which is commercial paper issued by a Canadian corporation or a Canadian counterpart of a U.S. corporation. The Aggressive Allocation and Conservative Allocation Funds may also invest in Europaper, which is U.S. dollar denominated commercial paper of a foreign issuer. The Aggressive Allocation, Conservative Allocation and Michigan Municipal Bond Funds may also acquire zero coupon obligations, which have greater price volatility than coupon obligations and which will not result in the payment of interest until maturity.

                  Bank obligations include bankers' acceptances and negotiable certificates of deposit, and non-negotiable demand and time deposits issued for a definite period of time and earning a specified return by a U.S. bank which is a member of the Federal Reserve System. Bank obligations also include U.S. dollar denominated bankers' acceptances and certificates of deposit and time deposits issued by foreign branches of U.S. banks or foreign banks. Investment in bank obligations is limited to the obligations of financial institutions having more than $1 billion in total assets at the time of purchase. The Aggressive Allocation, Conservative Allocation and Michigan Municipal Bond Funds may also make interest bearing savings deposits in commercial and savings banks not in excess of 5% of its total assets. Investment in non-negotiable time deposits is limited to no more than 5% of the Fund's total assets at the time of purchase.

                  The Mid Cap Growth, Aggressive Allocation, Conservative Allocation and U.S. Government Income Funds may make limited investments in "GICs" issued by U.S. insurance companies. When investing in GICs, a Fund makes cash contributions to a deposit fund or an insurance company's general account. The insurance company then credits to the Fund monthly a guaranteed minimum interest which is based on an index. The insurance company may assess periodic charges against a GIC for expense and service costs allocable to it, and the charges will be deducted from the value of the deposit fund. A Fund will purchase a GIC only when its adviser has determined, under guidelines established by the Board of Trustees, that the GIC presents minimal credit risks to the Fund and is of comparable quality to instruments that are rated high quality by one or more rating agencies. In addition, because a Fund may not receive the principal amount of a GIC from the insurance company on seven days' notice or less, the GIC is considered an illiquid investment, and, together with other instruments in the Fund which are not readily marketable, will not exceed 15% of the Fund's net assets.

WHEN-ISSUED SECURITIES
----------------------

                  The Mid Cap Growth, Aggressive Allocation, Conservative Allocation, U.S. Government Income and Michigan Municipal Bond Funds may purchase securities on a "when-issued" basis (i.e., for delivery beyond the normal settlement date at a stated price and yield). When a Fund agrees to purchase when-issued securities, the custodian sets aside cash or liquid portfolio securities equal to the amount of the commitment in a separate account. Normally, the custodian will set aside portfolio securities to satisfy a purchase commitment, and in such a case the Fund may be required subsequently to place additional assets in the separate account in order to ensure that the value of the account remains equal to the amount of the Fund's commitment, marked to market daily. It is likely that a Fund's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. Because a Fund will set aside cash or liquid assets to satisfy its purchase commitments in the manner described, the Fund's liquidity and ability to manage its portfolio might be affected in the event its commitments to purchase when-issued securities ever exceeded 25% of the value of its total assets.

                  When a Fund engages in when-issued transactions, it relies on the seller to consummate the trade. Failure of the seller to do so may result in the Fund's incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

REPURCHASE AGREEMENTS
---------------------

                  Securities held by each of the Funds may be subject to repurchase agreements. Under the terms of a repurchase agreement, a Fund purchases securities from financial institutions such as banks and broker-dealers which the Adviser deems creditworthy under guidelines approved by the Board of Trustees, subject to the seller's agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by a Fund plus interest negotiated on the basis of current short term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement will be required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). If the seller were to default on its repurchase obligation or become insolvent, the Fund would suffer a loss to the extent that the proceeds from a sale of the underlying portfolio securities were less than the repurchase price under the agreement, or to the extent that the disposition of such securities by the Fund were delayed pending court action. Although there is no controlling legal precedent confirming that a Fund would be entitled, as against a claim by such seller or its receiver or trustee in bankruptcy, to retain the underlying securities, the Board of Trustees of the Trust believes that, under the regular procedures normally in effect for custody of a Fund's securities subject to repurchase agreements and under federal laws, a court of competent jurisdiction would rule in favor of the Trust if presented with the question. Securities subject to repurchase agreements will be held by the Trust's custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered to be loans by a Fund under the 1940 Act.

REVERSE REPURCHASE AGREEMENTS
-----------------------------

                  Each of the Funds may borrow funds for temporary purposes by entering into reverse repurchase agreements in accordance with its investment restrictions. Pursuant to such agreements, a Fund would sell portfolio securities to financial institutions such as banks and broker-dealers, and agree to repurchase them at a mutually agreed-upon date and price. Each Fund intends to enter into reverse repurchase agreements only to avoid otherwise selling securities during unfavorable market conditions to meet redemptions. At the time a Fund enters into a reverse repurchase agreement, it will place in a segregated custodial account assets such as U.S. government securities or other liquid, high grade debt securities consistent with the Fund's investment restrictions having a value equal to the repurchase price (including accrued interest), and will subsequently monitor the account to ensure that such equivalent value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the price at which it is obligated to repurchase the securities. Reverse repurchase agreements are considered to be borrowings by a Fund under the Investment Company Act of 1940.

LENDING OF PORTFOLIO SECURITIES
-------------------------------

                  Each of the Mid Capitalization, Aggressive Allocation, Conservative Allocation and U.S. Government Income Funds may lend securities pursuant to agreements requiring that the loans be continuously secured by cash, securities of the U.S. government or its agencies, or any combination of cash and such securities, as collateral equal to 100% of the market value at all times of the securities lent. Such loans will not be made if, as a result, the aggregate amount of all outstanding securities loans for a Fund exceed one-third of the value of its total assets taken at fair market value. A Fund will continue to receive interest on the securities lent while simultaneously earning interest on the investment of the cash collateral in U.S. government securities. However, a Fund will normally pay lending fees to such broker-dealers and related expenses from the interest earned on invested collateral. There may be risks of delay in receiving additional collateral or risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans are made only to borrowers deemed by the Adviser to be of good standing and when, in the judgment of the Adviser, the consideration which can be earned currently from such securities loans justifies the attendant risk. Any loan may be terminated by either party upon reasonable notice to the other party.

U.S. GOVERNMENT OBLIGATIONS
---------------------------

                  As described in the Prospectus, each of the Funds may purchase obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities. Some of these obligations are supported by the full faith and credit of the U.S. Treasury, such as obligations issued by the Government National Mortgage Association. Others, such as those of the Export-Import Bank of the United States, are supported by the right of the issuer to borrow from the U.S. Treasury; others, such as those of the Federal National Mortgage Association, are supported by the discretionary authority of the U.S. government to purchase the agency's obligations; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the agency or instrumentality issuing the obligation. No assurance can be given that the U.S. government would provide financial support to U.S. government-sponsored agencies or instrumentalities if it is not obligated to do so by law.

VARIABLE AMOUNT MASTER DEMAND NOTES
-----------------------------------

                  Variable amount master demand notes in which the Mid Cap Growth, Aggressive Allocation, Conservative Allocation, U.S. Government Income and Michigan Municipal Bond Funds may invest are unsecured demand notes that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate according to the terms of the instrument. Because master demand notes are direct lending arrangements between a Fund and the issuer, they are not normally traded. Although there is no secondary market in the notes, a Fund may demand payment of principal and accrued interest at any time. While the notes are not typically rated by credit rating agencies, issuers of variable amount master demand notes (which are normally manufacturing, retail, financial, and other business concerns) must satisfy the same criteria as set forth above for commercial paper. The Adviser will consider the earning power, cash flow, and other liquidity ratios of such notes and will continuously monitor the financial status and ability to make payment on demand. In determining dollar average maturity, a variable amount master demand note will be deemed to have a maturity equal to the longer of the period of time remaining until the next interest rate adjustment or the period of time remaining until the principal amount can be recovered from the issuer through demand.

VARIABLE AND FLOATING RATE OBLIGATIONS
--------------------------------------

                  The Mid Cap Growth, Aggressive Allocation, Conservative Allocation, U.S. Government Income and Michigan Municipal Bond Funds may purchase variable and floating rate obligations (including variable amount master demand notes) which are unsecured instruments that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate. Because variable and floating rate obligations are direct lending arrangements between a Fund and the issuer, they are not normally traded although certain variable and floating rate obligations, such as Student Loan Marketing Association variable rate obligations, may have a more active secondary market because they are issued or guaranteed by the U.S. government or its agencies or instrumentalities. Even though there may be no active secondary market in such instruments, a Fund may demand payment of principal and accrued interest at a time specified in the instrument or may resell them to a third party. Such obligations may be backed by bank letters of credit or guarantees issued by banks, other financial institutions or the U.S. government, its agencies or instrumentalities. The quality of any letter of credit or guarantee will be rated high quality or, if unrated, will be determined to be of comparable quality by the Adviser. In the event an issuer of a variable or floating rate obligation defaulted on its payment obligation, a Fund might be unable to dispose of the instrument because of the absence of a secondary market and could, for this or other reasons, suffer a loss to the extent of the default.

SECURITIES OF OTHER INVESTMENT COMPANIES
----------------------------------------

                  Each Fund currently intends to limit its investments in securities issued by other investment companies so that, as determined immediately after a purchase of such securities is made: (i) not more than 5% of the value of a Fund's total assets will be invested in the securities of any one investment company; (ii) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group; and (iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by a Fund or by the Trust as a whole. As a shareholder of another investment company, a Fund would bear, along with other shareholders, its pro rata portion of that company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that a Fund bears directly in connection with its own operations. Investment companies in which a Fund may invest may also impose a sales or distribution charge in connection with the purchase or redemption of their shares and other types of commissions or charges. Such charges will be payable by a Fund and, therefore, will be borne indirectly by its shareholders.

MICHIGAN MUNICIPAL SECURITIES
-----------------------------

         The assets of the Michigan Municipal Bond Fund will be invested in obligations consisting of bonds, notes, commercial paper, and certificates of indebtedness, issued by or on behalf of the State of Michigan, its political subdivisions, municipalities and public authorities, the interest on which is exempt from federal income tax and Michigan state income and intangibles taxes (but may be treated as a preference item for purposes of the federal alternative minimum tax) and in debt obligations issued by the government of Puerto Rico, the U.S. territories and possessions of Guam, the U.S. Virgin Islands or such other governmental entities whose debt obligations, either by law or treaty, generate interest income which is exempt from federal and Michigan state income and intangible taxes ("Michigan Municipal Securities"). Under normal market conditions, at least 80% of the net assets of the Fund will be invested in Michigan Municipal Securities, and at least 65% of the net assets of the Fund will be invested in Michigan Municipal Securities issued by or on behalf of the State of Michigan, its political subdivisions, municipalities and public authorities.

         Michigan Municipal Securities include debt obligations issued by governmental entities to obtain funds for various public purposes, such as the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses, and the extension of loans to other public institutions and facilities. Private activity bonds that are issued by or on behalf of public authorities to finance various privately-operated facilities are included within the term Michigan Municipal Securities if the interest paid thereon is exempt from both federal and Michigan state income and intangibles taxes although such interest may be treated as a preference item for purposes of the federal alternative minimum tax.

         Other types of Michigan Municipal Securities which the Michigan Municipal Bond Fund may purchase are short-term general obligation notes, tax anticipation notes, bond anticipation notes, revenue anticipation notes, tax-exempt commercial paper, construction loan notes and other forms of short-term tax-exempt loans. Such instruments are issued with a short-term maturity in anticipation of the receipt of tax funds, the proceeds of bond placements or other revenues.

         The two principal classifications of Michigan Municipal Securities consist of "general obligation" and "revenue" issues. The Michigan Municipal Bond Fund may also acquire "moral obligation" issues, which are normally issued by special purpose authorities. There are, of course, variations in the quality of Michigan Municipal Securities, both within a particular classification and between classifications, and the yields on Michigan Municipal Securities depend upon a variety of factors, including general money market conditions, the financial condition of the issuer, general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation and the rating of the issue. The ratings of a Rating Agency represent its opinion as to the quality of Michigan Municipal Securities. It should be emphasized, however, that ratings are general and are not absolute standards of quality, and Michigan Municipal Securities with the same maturity, interest rate and rating may have different yields, while Michigan Municipal Securities of the same maturity and interest rate with different ratings may have the same yield. Subsequent to purchase, an issue of Michigan Municipal Securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase. The Adviser will consider such an event in determining whether the Fund should continue to hold the obligation.

An issuer's obligations under Michigan Municipal Securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the federal bankruptcy code, and laws, if any, which may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon the enforcement of such obligations or upon the ability of municipalities to levy taxes. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of Michigan Municipal Securities may be materially adversely affected by litigation or other conditions.


                  SPECIAL CONSIDERATIONS REGARDING INVESTMENT IN MICHIGAN MUNICIPAL SECURITIES. The following information is drawn from various Michigan governmental publications and from official statements relating to securities offerings of the State and its political subdivisions. While the Trust has not independently verified such information, it has no reason to believe that it is not correct in all material respects.

                  The State of Michigan's economy is principally dependent on manufacturing (particularly automobiles, office equipment and other durable goods), tourism and agriculture, and historically has been highly cyclical.

                  Total State wage and salary employment is estimated to have grown by 1.5% in 1997. The rate of unemployment is estimated to have been 4.1% in 1997, below the national average for the fourth consecutive year. Personal income grew at an estimated 4.7% annual rate in 1997, up from the 4.2% growth reported for 1996.

                  During the past five years, improvements in the Michigan economy have resulted in increased revenue collections which, together with restraints on the expenditure side of the budget, have resulted in State General Fund budget surpluses, most of which were transferred to the State's Counter-Cyclical Budget and Economic Stabilization Fund. The balance of that Fund as of September 30, 1997 is estimated to have been in excess of $1.1 billion.

                  The Michigan Constitution limits the amount of total State revenues that can be raised from taxes and certain other sources. State revenues (excluding federal aid and revenues for payment of principal and interest on general obligation bonds) in any fiscal year are limited to a fixed percentage of State personal income in the prior calendar year or the average of the prior three calendar years, whichever is greater, and this fixed percentage equals the percentage of the 1978-79 fiscal year state government revenues to total calendar year 1977 State personal income (which was 9.49%).

                  The Michigan Constitution also provides that the proportion of State spending paid to all units of local government to total State spending may not be reduced below the proportion in effect in the 1978-79 fiscal year. The State originally determined that portion to be 41.6%. If such spending does not meet the required level in a given year, an additional appropriation for local governmental units is required by the following fiscal year; which means the year following the determinations of the shortfall, according to an opinion issued by the

State's Attorney General. Spending for local units met this requirement for fiscal years 1986-87 through 1991-92. As the result of litigation, the State agreed to reclassify certain expenditures, beginning with fiscal year 1992-93, and has recalculated the required percentage of spending paid to local government units to be 48.97%.

                  The State has issued and has outstanding general obligation full faith and credit bonds for Water Resources, Environmental Protection Program, Recreation Program and School Loan purposes. As of September 30, 1997, the State had approximately $677 million of general obligation bonds outstanding.

                  The State may issue notes or bonds without voter approval for the purposes of making loans to school districts. The proceeds of such notes or bonds are deposited in the School Bond Loan Fund maintained by the State Treasurer and used to make loans to school districts for payment of debt on qualified general obligation bonds issued by local school districts.

                  The State is a party to various legal proceedings seeking damages or injunctive or other relief. In addition to routine litigation, certain of these proceedings could, if unfavorably resolved from the point of view of the State, substantially affect State programs or finances. As of early 1998, these lawsuits involved programs generally in the areas of corrections, tax collection, commerce, and proceedings involving budgetary reductions to school districts and governmental units, and court funding.

                  The State Constitution limits the extent to which municipalities or political subdivisions may levy taxes upon real and personal property through a process that regulates assessments.

                  On March 15, 1994, Michigan voters approved a property tax and school finance reform measure commonly known as Proposal A. Under Proposal A, as approved, effective May 1, 1994, the State sales and use tax increased from 4% to 6%, the State income tax decreased from 4.6% to 4.4%, the cigarette tax increased from $.25 to $.75 per pack and an additional tax of 16% of the wholesale price began to be imposed on certain other tobacco products. A .75% real estate transfer tax became effective January 1, 1995. Beginning in 1994, a state property tax of 6 mills began to be imposed on all real and personal property currently subject to the general property tax. All local school boards are authorized, with voter approval, to levy up to the lesser of 18 mills or the number of mills levied in 1993 for school operating purposes on nonhomestead property and nonqualified agricultural property. Proposal A contains additional provisions regarding the ability of local school districts to levy taxes, as well as a limit on assessment increases for each parcel of property, beginning in 1995. Such increases for each parcel of property are limited to the lesser of 5% or the rate of inflation. When property is subsequently sold, its assessed value will revert to the current assessment level of 50% of true cash value. Under Proposal A, much of the additional revenue generated by the new taxes will be dedicated to the State School Aid Fund.

                  Proposal A and its implementing legislation shifted significant portions of the cost of local school operations from local school districts to the State and raised additional State revenues to fund these additional State expenses. These additional revenues will be included within the State's constitutional revenue limitations and may impact the State's ability to raise additional revenues in the future.

                  A state economy during a recessionary cycle would also, as a separate matter, adversely affect the capacity of users of facilities constructed or acquired through the proceeds of private activity bonds or other "revenue" securities to make periodic payments for the use of those facilities.

OTHER TAX-EXEMPT INSTRUMENTS
----------------------------

                  Investments by the Michigan Municipal Bond Fund in tax-exempt commercial paper will be limited to investments in obligations which are rated at least A-2 by S&P, F-2 by Fitch IBCA or Prime-2 by Moody's at the time of investment or which are of equivalent quality as determined by the Adviser. Investments in floating rate instruments will normally involve industrial development or revenue bonds which provide that the rate of interest is set as a specific percentage of a designated base rate (such as the prime rate) at a major commercial bank, and that the Fund can demand payment of the obligation at all times or at stipulated dates on short notice (not to exceed 30 days) at par plus accrued interest. The Fund must use the shorter of the period required before it is entitled to prepayment under such obligations or the period remaining until the next interest rate adjustment date for purposes of determining the maturity. Such obligations are frequently secured by letters of credit or other credit support arrangements provided by banks. The quality of the underlying credit or of the bank, as the case may be, must, in the opinion of the Adviser, be equivalent to the long-term bond or commercial paper ratings stated above. The Adviser will monitor the earning power, cash flow and liquidity ratios of the issuers of such instruments and the ability of an issuer of a demand instrument to pay principal and interest on demand. Other types of tax-exempt instruments may also be purchased as long as they are of a quality equivalent to the bond or commercial paper ratings stated above.

STAND-BY COMMITMENTS
--------------------

                  The Michigan Municipal Bond Fund may acquire stand-by commitments (also known as put options) with respect to Michigan Municipal Securities held in its portfolio. The Fund expects that stand-by commitments will generally be available without the payment of any direct or indirect consideration. However, if necessary or advisable, the Fund may pay for a stand-by commitment either separately in cash or by paying a higher price for portfolio securities which are acquired subject to the commitment (thus reducing the yield to maturity otherwise available for the same securities). The Fund will not acquire a stand-by commitment unless immediately after the acquisition, not more than 5% of its total assets will be invested in instruments subject to a demand feature, or in stand-by commitments, with the same institution.

                  The Fund's right to exercise stand-by commitments will be unconditional and unqualified. A stand-by commitment will be transferable only with the underlying Michigan

Municipal Securities which may be sold to a third party at any time. Until the Fund exercises its stand-by commitment, it owns the securities in its portfolio which are subject to the commitment.

                  The amount payable to the Fund upon its exercise of a stand-by commitment will normally be (i) the Fund's acquisition cost of the Michigan Municipal Securities (excluding any accrued interest which the Fund paid on its acquisition), less any amortized market premium or plus any amortized market or original issue discount during the period the Fund owned the securities, plus
(ii) all interest accrued on the securities since the last interest payment date during that period. Under normal market conditions, in determining net asset value, the Fund values the underlying Michigan Municipal Securities on an amortized cost basis. Accordingly, the amount payable by a dealer upon exercise of a stand-by commitment will normally be substantially the same as the portfolio value of the underlying Michigan Municipal Securities.

                  The Fund intends to enter into stand-by commitments only with dealers, banks and broker-dealers which, in the Adviser's opinion, present minimal credit risks. The Fund's reliance upon the credit of these dealers, banks and broker-dealers will be secured by the value of the underlying Michigan Municipal Securities subject to the commitment. Thus, the risk of loss to the Fund in connection with a stand-by commitment will not be qualitatively different from the risk of loss faced by a person that is holding securities pending settlement after having agreed to sell the securities in the ordinary course of business.

PORTFOLIO TURNOVER
------------------

                  The portfolio turnover rate for each of the Funds is calculated by dividing the lesser of a Fund's purchases or sales of portfolio securities for the year by the monthly average value of the securities. The Securities and Exchange Commission (the "SEC") requires that the calculation exclude all securities whose remaining maturities at the time of acquisition are one year or less.

                  Because the Treasury Plus Money Market Fund intends to invest entirely in securities with maturities of less than one year and because the SEC requires such securities to be excluded from the calculation of portfolio turnover rate, the portfolio turnover rate with respect to the Treasury Plus Money Market Fund is expected to be zero for regulatory purposes.

                  The portfolio turnover rates for the Funds may vary greatly from year to year as well as within a particular year, and may also be affected by cash requirements for redemptions of shares and, in the case of the Michigan Municipal Bond Fund, by requirements which enable the Fund to receive certain favorable tax treatments. With respect to the Conservative Allocation Fund, the Adviser anticipates that the annual portfolio turnover rate may be as high as 200%. With respect to the Aggressive Allocation Fund, the Adviser anticipates that the annual portfolio turnover rate may be as high as 200%. High portfolio turnover rates will generally result in higher transaction costs to a Fund, including brokerage commissions, and may result in additional tax consequences to a Fund's shareholders. Portfolio turnover will not be a limiting factor in making investment decisions.

                  For the U.S. Government Income Fund, changes in portfolio turnover rates occurred in connection with changes in opportunities perceived by the Adviser to be profitable to the Fund and its shareholders.

ADDITIONAL INVESTMENT LIMITATIONS
---------------------------------

                  In addition to the investment limitations disclosed in the Prospectus, the Funds are subject to the following investment limitations which may be changed with respect to a particular Fund only by a vote of the holders of a majority of such Fund's outstanding shares (as defined under "Miscellaneous" in the Prospectus).

                  No Fund may:

                  1. Purchase or sell real estate, except that a Fund may purchase securities of issuers which deal in real estate and may purchase securities which are secured by interests in real estate.

                  2. Invest in commodities, except that as consistent with its investment objective and policies a Fund may: (a) purchase and sell options, forward contracts, futures contracts, including without limitation those relating to indices; (b) purchase and sell options on futures contracts or indices; and (c) purchase publicly traded securities of companies engaging in whole or in part in such activities. For purposes of this investment limitation, "commodities" will include commodity contracts.

                  3. Act as an underwriter of securities within the meaning of the Securities Act of 1933 except insofar as a Fund might be deemed to be an underwriter upon the disposition of portfolio securities acquired within the limitation on purchases of illiquid securities and except to the extent that the purchase of obligations directly from the issuer thereof in accordance with its investment objective, policies and limitations may be deemed to be underwriting.

                  In addition, each Fund is subject to the following non-fundamental limitations, which may be changed without the vote of shareholders.

                  No Fund may:

                  1. Acquire any other investment company or investment company security except in connection with a merger, consolidation, reorganization or acquisition of assets or where otherwise permitted under the 1940 Act.

                  2. Write or sell put options, call options, straddles, spreads, or any combination thereof, except, as consistent with each Fund's investment objective and policies, for transactions in options on securities or indices of securities, futures contracts and options on futures contracts and in similar investments.

                  3. Purchase securities on margin, make short sales of securities or maintain a short position, except that, as consistent with each Fund's investment objective and policies, (a) this investment limitation shall not apply to a Fund's transactions in futures contracts and related options, options on securities or indices of securities and similar instruments, and (b) a Fund may obtain short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities.

                  4. Purchase securities of companies for the purpose of exercising control.

                  5. Invest more than 15% (10% for the Treasury Plus Money Market Fund) of its net assets in illiquid securities.

                  A Fund does not intend to purchase securities while its outstanding borrowings (including reverse repurchase agreements) are in excess of 5% of its assets. Securities held in escrow or in separate accounts in connection with a Fund's investment practices are not deemed to be pledged for purposes of this limitation.

                  With respect to the Michigan Municipal Bond Fund, at the end of each quarter of its taxable year, (i) at least 50% of the market value of its total assets will be invested in cash, U.S. government securities, securities of other regulated investment companies and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of its total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets will be invested in the securities of any one issuer (other than U.S. government securities or the securities of other regulated investment companies).


              NET ASSET VALUE - TREASURY PLUS MONEY MARKET FUND
              -------------------------------------------------

                  The Trust uses the amortized cost method to value shares in the Treasury Plus Money Market Fund. Pursuant to this method, a security is valued at its cost initially and thereafter a constant amortization to maturity of any discount or premium is assumed, regardless of the impact of fluctuating interest rates on the market value of the security. Where it is not appropriate to value a security by the amortized cost method, the security will be valued either by market quotations, or by fair value as determined by the Board of Trustees. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the security. The value of the portfolio securities held by the Fund will vary inversely to changes in prevailing interest rates. Thus, if interest rates have increased from the time a security was purchased, such security, if sold, might be sold at a price less than its cost. Similarly, if interest rates have declined from the time a security was purchased, such security, if sold, might be sold at a price greater than its purchase cost. In either instance, if the security is held to maturity, no gain or loss will be realized.

                  The Treasury Plus Money Market Fund invests only in high-quality instruments and maintains a dollar-weighted average portfolio maturity appropriate to its objective of maintaining a stable net asset value per share, provided that the Fund will neither purchase any security deemed to have a remaining maturity of more than 397 calendar days within the meaning of the 1940 Act nor maintain a dollar-weighted average portfolio maturity which exceeds 90 days. The Trust's Board of Trustees has established procedures pursuant to rules promulgated by the SEC, that are intended to help stabilize the net asset value per share of the Fund for purposes of sales and redemptions at $1.00. These procedures include review by the Board of Trustees, at such intervals as it deems appropriate, to determine the extent, if any, to which the net asset value per share of the Fund calculated by using available market quotations deviates from $1.00 per share. In the event such deviation exceeds one-half of one percent, the Board of Trustees will promptly consider what action, if any, should be initiated. If the Board of Trustees believes that the extent of any deviation from the Fund's $1.00 amortized cost price per share may result in material dilution or other unfair results to investors or existing shareholders, it has agreed to take such steps as it considers appropriate to eliminate or reduce, to the extent reasonably practicable, any such dilution or unfair results. These steps may include selling portfolio instruments prior to maturity; shortening the average portfolio maturity; withholding or reducing dividends; redeeming shares in kind; reducing the number of the Fund's outstanding shares without monetary consideration; or utilizing a net asset value per share determined by using available market quotations.


                   DIVIDENDS - TREASURY PLUS MONEY MARKET FUND
                   -------------------------------------------

                  As stated, the Trust uses its best efforts to maintain the net asset value per share of the Treasury Plus Money Market Fund at $1.00. As a result of a significant expense or realized or unrealized loss incurred by the Fund, it is possible that the Fund's net asset value per share may fall below $1.00. Should the Trust incur or anticipate any unusual or unexpected significant expense or loss which would affect disproportionately the income of the Fund for a particular period, the Board of Trustees would at that time consider whether to adhere to the present dividend policy with respect to the Fund or to revise it in order to ameliorate to the extent possible the disproportionate effect of such expense or loss on the income of the Fund. Such expense or loss may result in a shareholder's receiving no dividends for the period in which he or she holds shares of the Fund and/or in his or her receiving upon redemption a price per share lower than the price he or she paid.


                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION
                 ----------------------------------------------

                  Shares in the Trust are sold on a continuous basis by SEI Investments Distribution Co. (the "Distributor"), which has agreed to use appropriate efforts to solicit all purchase orders. The issuance of shares is recorded on the books of the Trust. To change the commercial bank or account designated to receive redemption proceeds, a written request must be sent to an investor's financial institution at its principal office. Such requests must be signed by each shareholder, with each signature guaranteed by a U.S. commercial bank or trust company or by a member firm of a national securities exchange. Guarantees must be signed by an authorized signatory and "Signature Guaranteed" must appear with the signature. An investor's financial institution may request further documentation from corporations, executors, administrators, trustees or guardians, and will accept other suitable verification arrangements from foreign investors, such as consular verification.

                  As stated in the Prospectus, the public offering price of A shares of the Treasury Plus Money Market Fund is its net asset value per share which it will seek to maintain at $1.00. The Trust may suspend the right of redemption or postpone the date of payment for shares for more than seven days during any period when (a) trading on the Exchange is restricted by applicable rules and regulations of the SEC; (b) the Exchange is closed for other than customary weekend and holiday closings; (c) the SEC has by order permitted such suspension; or (d) an emergency exists as determined by the SEC.

                  As described in the Prospectus, I shares of the Funds are sold to certain qualified investors at their net asset value without a sales charge. A shares of the Funds are sold to public investors at the public offering price based on a Fund's net asset value plus a front-end load or sales charge as described in the Prospectus. B shares of the Funds are sold to public investors at net asset value but are subject to a contingent deferred sales charge which is payable upon redemption of such shares as described in the Prospectus. There is no sales load or contingent deferred sales charge imposed for shares acquired through the reinvestment of dividends or distributions on such shares.

                  Automatic investment programs such as the Planned Investment Program ("PIP") described in the Prospectus offered by the Funds permit an investor to use "dollar cost averaging" in making investments. Through PIP, an agreed upon fixed dollar amount is invested in Fund shares at predetermined intervals. This may help investors to reduce their average cost per share because PIP results in more shares being purchased during periods of lower share prices and fewer shares during periods of higher share prices. In order to be effective, dollar cost averaging should usually be followed on a sustained, consistent basis. Investors should be aware, however, that dollar cost averaging results in purchases of shares regardless of their price on the day of investment or market trends and does not ensure a profit, protect against losses in a declining market, or prevent a loss if an investor ultimately redeems his or her shares at a price which is lower than their purchase price. An investor may want to consider his or her financial ability to continue purchases through periods of low price levels. From time to time, in advertisements, sales literature, communications to shareholders and other materials ("Materials"), the Trust may illustrate the effects of dollar cost averaging through use of or comparison to an index such as the S&P 500 Index.

EXCHANGE PRIVILEGE
------------------

                  Investors may exchange all or part of their A or B shares as described in the Prospectus. Any rights an Investor may have (or have waived) to reduce the sales load applicable to an exchange, as may be provided in the Fund's Prospectus, will apply in connection with any such exchange. The exchange privilege may be modified or terminated at any time upon 60 days' notice to shareholders.

                  By use of the exchange privilege, the Investor authorizes the Transfer Agent's financial institution to act on telephonic or written instructions from any person representing himself or herself to be the shareholder and believed by the Transfer Agent or the financial institution to be genuine. The Investor or his or her financial institution must notify the Transfer

Agent of his or her prior ownership of A shares and account number. The Transfer Agent's records of such instructions are binding.


                              DESCRIPTION OF SHARES
                              ---------------------

                  The Trust is a Massachusetts business trust. The Trust's Declaration of Trust authorizes the Board of Trustees to issue an unlimited number of shares of beneficial interest and to classify or reclassify any unissued shares of the Trust into one or more additional classes or series by setting or changing in any one or more respects their respective preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications, and terms and conditions of redemption. Pursuant to such authority, the Board of Trustees has authorized the issuance of the classes or series of shares set forth in the Prospectus, including seventeen classes or series, which represent interests in the Treasury Plus Money Market, U.S. Government Income, Aggressive Allocation, Conservative Allocation, Mid Cap Growth and Michigan Municipal Bond Funds (Class CC, Class CC - Special Series 1, Class DD, Class DD - Special Series 1, Class DD - Special Series 2, Class EE, Class EE Special Series 1, Class EE - Special Series 2, Class FF, Class FF - Special Series 1, Class FF - Special Series 2, Class GG, Class GG - Special Series 1, Class GG - Special Series 2, Class HH, Class HH - Special Series 1 and Class HH - Special Series 2) are described in this Statement of Additional Information and the related Prospectus.

                  Shares have no preemptive rights and only such conversion or exchange rights as the Board of Trustees may grant in its discretion. When issued for payment as described in the Prospectus, the Trust's shares will be fully paid and non-assessable. In the event of a liquidation or dissolution of the Trust or an individual Fund, shareholders of a Fund are entitled to receive the assets available for distribution belonging to the particular Fund, and a proportionate distribution, based upon the relative asset values of the respective Funds, of any general assets of the Trust not belonging to any particular Fund which are available for distribution.

                  Rule 18f-2 under the 1940 Act provides that any matter required by the 1940 Act, applicable state law, or otherwise, to be submitted to the holders of the outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each investment fund affected by such matter. Rule 18f-2 further provides that an investment fund is affected by a matter unless the interests of each fund in the matter are substantially identical or the matter does not affect any interest of the fund. Under the Rule, the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to an investment fund only if approved by a majority of the outstanding shares of such fund. However, the Rule also provides that the ratification of the appointment of independent public accountants, the approval of principal underwriting contracts, and the election of trustees may be effectively acted upon by shareholders of the Trust voting together in the aggregate without regard to a particular fund. In addition, shareholders of each class in a particular investment fund have equal voting rights except that only I and A shares of an investment fund will be entitled to vote on matters submitted to a vote of shareholders (if any) relating to a distribution plan for such shares, and only B shares of a Fund will be entitled to vote on matters relating to a distribution plan with respect to B shares.

                  Although the following types of transactions are normally subject to shareholder approval, the Board of Trustees may, under certain limited circumstances, (a) sell and convey the assets of an investment fund to another management investment company for consideration which may include securities issued by the purchaser and, in connection therewith, to cause all outstanding shares of such fund involved to be redeemed at a price which is equal to their net asset value and which may be paid in cash or by distribution of the securities or other consideration received from the sale and conveyance;
(b) sell and convert an investment fund's assets into money and, in connection therewith, to cause all outstanding shares of such fund involved to be redeemed at their net asset value; or (c) combine the assets belonging to an investment fund with the assets belonging to another investment fund of the Trust, if the Board of Trustees reasonably determines that such combination will not have a material adverse effect on shareholders of any fund participating in such combination, and, in connection therewith, to cause all outstanding shares of any fund to be redeemed at their net asset value or converted into shares of another class of the Trust shares at net asset value. In the event that shares are redeemed in cash at their net asset value, a shareholder may receive in payment for such shares an amount that is more or less than his or her original investment due to changes in the market prices of the fund's securities. The exercise of such authority by the Board of Trustees will be subject to the provisions of the 1940 Act, and the Board of Trustees will not take any action described in this paragraph unless the proposed action has been disclosed in writing to the fund's shareholders at least 30 days prior thereto.


                     ADDITIONAL INFORMATION CONCERNING TAXES
                     ---------------------------------------

                  The following summarizes certain additional tax considerations generally affecting the Trust and its shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Trust or its shareholders or possible legislative changes, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning. Potential investors should consult their tax advisers with specific reference to their own tax situation.

                  Each Fund will be treated as a separate corporate entity under the Code and each Fund intends to qualify as a regulated investment company. In order to qualify for tax treatment as a regulated investment company under the Code, each Fund must satisfy, in addition to the distribution requirement described in the Prospectus, certain requirements with respect to the source of its income during a taxable year. At least 90% of the gross income of each Fund must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stocks, securities or foreign currencies, and other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to a Fund's business of investing in such stock, securities or currencies. The Treasury Department may by regulation exclude from qualifying income foreign currency gains which are not directly related to a Fund's principal business of investing in stock or securities, or options and futures with respect to stock or securities. Any income derived by a Fund from a partnership or trust is treated as derived with respect to a Fund's business of investing in stock, securities or currencies only to the extent that such income is attributable to items of income which would have been qualifying income if realized by a Fund in the same manner as by the partnership or trust.

                  Some investments held by a Fund may be subject to special rules which govern the federal income tax treatment of certain transactions denominated in terms of a currency other than the U.S. dollar or determined by reference to the value of one or more currencies other than the U.S. dollar. The types of transactions covered by the special rules include the following: (1) the acquisition of, or becoming the obligor under, a bond or other debt instrument (including, to the extent provided in Treasury regulations, preferred stock); (2) the accruing of certain trade receivables and payables; and (3) the entering into or acquisition of any forward contract, futures contract, option and similar financial instrument. The disposition of a currency other than the U.S. dollar by a U.S. taxpayer is also treated as a transaction subject to the special currency rules. With respect to transactions covered by the special rules, foreign currency gain or loss is calculated separately from any gain or loss on the underlying transaction and is normally taxable as ordinary gain or loss. The Treasury Department has issued regulations under which certain transactions subject to the special currency rules that are part of a "section 988 hedging transaction" are not subject to the mark-to-market or loss deferral rules under the Code. Gain or loss attributable to the foreign currency component of transactions engaged in by a Fund which are not subject to the special currency rules (such as foreign equity investments other than certain preferred stocks) will be treated as capital gain or loss and will not be segregated from the gain or loss on the underlying transaction.

                  The Trust will designate any distribution of long-term capital gains of a Fund as a capital gain dividend in a written notice mailed to shareholders within 60 days after the close of the Trust's taxable year. Shareholders should note that, upon the sale or exchange of Fund shares, if the shareholder has not held such shares for at least six months, any loss on the sale or exchange of those shares will be treated as long-term capital loss to the extent of the capital gain dividends received with respect to the shares.

                  A 4% non-deductible excise tax is imposed on regulated investment companies that fail to currently distribute an amount equal to specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses). The Funds intend to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income each calendar year to avoid liability for this excise tax.

                  If for any taxable year a Fund does not qualify for federal tax treatment as a regulated investment company, all of the Fund's taxable income will be subject to federal income tax at regular corporate rates without any deduction for distributions to its shareholders. In such event, dividend distributions (including amounts derived from interest on municipal securities) would be taxable as ordinary income to a Fund's shareholders to the extent of a Fund's current and accumulated earnings and profits, and would be eligible for the dividends received deduction for corporations.

                  A Fund may be required in certain cases to withhold and remit to the U.S. Treasury 31% of taxable dividends or gross proceeds realized upon sale paid to shareholders who have failed to provide a correct tax identification number in the manner required, or who are subject to withholding by the Internal Revenue Service for failure to properly include on their return payments of taxable interest or dividends, or who have failed to certify to the Fund that they are not subject to backup withholding when required to do so or that they are "exempt recipients."

                  Depending upon the extent of a Fund's activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located or in which it is otherwise deemed to be conducting business, such Fund may be subject to the tax laws of such states or localities. In addition, in those states and localities which have income tax laws, the treatment of a Fund and its shareholders under such laws may differ from their treatment under federal income tax laws. Under state or local law, distributions of net investment income may be taxable to shareholders as dividend income even though a substantial portion of such distributions may be derived from interest on U.S. Government obligations which, if realized directly, would be exempt from such income taxes. Shareholders are advised to consult their tax advisers concerning the application of state and local taxes.

ADDITIONAL TAX INFORMATION CONCERNING THE MICHIGAN MUNICIPAL BOND FUND
----------------------------------------------------------------------

         As indicated in the Prospectus, the Michigan Municipal Bond Fund is designed to provide shareholders with current tax-exempt interest income. The Fund is not intended to constitute a balanced investment program and is not designed for investors seeking capital appreciation or maximum tax-exempt income irrespective of fluctuations in principal. Shares of the Fund would not be suitable for tax-exempt institutions and may not be suitable for retirement plans qualified under Section 401 of the Code, H.R. 10 plans and individual retirement accounts, since such plans and accounts are generally tax-exempt and, therefore, would not gain any additional benefit from the Fund's dividends being tax-exempt; furthermore, such dividends would be ultimately taxable to the beneficiaries when distributed to them. In addition, the Fund may not be appropriate investments for entities which are "substantial users," or "related persons" thereof, of facilities financed by private activity bonds held by the Fund. "Substantial user" is defined under U.S. Treasury Regulations to include a non-exempt person who regularly uses a part of such facilities in his or her trade or business and whose gross revenues derived with respect to the facilities financed by the issuance of bonds represent more than 50% of the total revenues derived by any users of such facilities, or who occupies more than 5% of the usable area of such facilities or for whom such facilities or a part thereof were specifically constructed, reconstructed or acquired. "Related persons" include certain related natural persons, affiliated corporations, a partnership and its partners and an S Corporation and its shareholders.

         The percentage of total dividends paid by the Michigan Municipal Bond Fund with respect to any taxable year which qualifies as federal exempt interest dividends will be the same for all shareholders receiving dividends during such year. In order for the Fund to pay exempt-interest dividends during any taxable year, at the close of each fiscal quarter, at least 50% of the aggregate value of the Fund must consist of exempt-interest obligations. In addition, the Fund must distribute 90% of the aggregate exempt-interest income and 90% of the investment company taxable income earned by it during the taxable year. After the close of the Fund's taxable year, the Fund will notify each shareholder of the portion of the dividends paid by the Fund to the shareholder with respect to such taxable year which constitutes an exempt-interest dividend. However, the aggregate amount of dividends as designated cannot exceed the excess of the amount of interest exempt from tax under Section 103 of the Code received by the Fund during the taxable year over any amounts disallowed as deductions under Section 265 and 171(a)(2) of the Code.

         Under the Code, dividends attributable to interest on certain private activity bonds issued after August 7, 1986, must be included in alternative minimum taxable income for the purpose of determining liability (if any) for the 24% alternative minimum tax for individuals and the 20% alternative minimum tax for corporations. These private activity bonds include: certain bonds issued to obtain funds to provide certain water, sewage and solid waste facilities, qualified residential rental projects, certain local electric, gas and other heating or cooling facilities, qualified hazardous waste facilities, and government-owned airports, docks and wharves and mass commuting facilities; certain qualified mortgage, student loan and redevelopment bonds; and certain bonds issued as part of "small issues" for industrial facilities. In the case of corporations, alternative minimum taxable income will also include an item of tax preference consisting of 75% of the excess of the corporation's "adjusted current earnings" over the corporation's other alternative minimum taxable income, and for this purpose all tax-exempt interest dividends will be included in the corporation's "adjusted current earnings." In addition, tax-exempt interest dividends paid to corporate investors may be subject to an environmental tax which is imposed at the rate of 0.12% on the excess of the modified alternative minimum taxable income of a corporation over $2 million.

         While the Michigan Municipal Bond Fund does not expect to earn any investment company taxable income, taxable income earned by the Fund will be distributed. In general, the investment company taxable income will be the taxable income of the Fund (for example, short-term capital gains) subject to certain adjustments and excluding the excess of any net long-term capital gains for the taxable year over the net short-term capital loss, if any, for such year. The Fund would be taxed on any undistributed investment company taxable income. Since any such income will be distributed, it will be taxable to shareholders as ordinary income (whether paid in cash or additional shares). While the Fund does not expect to realize long-term capital gains, any net realized long-term capital gains will be distributed annually. The Fund will have no federal tax liability and will have no state tax liability with respect to such gains and the distributions will be taxable to shareholders as long-term capital gains regardless of how long a shareholder has held the Fund's shares. Such distributions will be designated as a capital gains dividend in a written notice mailed by the Fund to shareholders after the close of the Fund's taxable year.

         As indicated in the Prospectus, the Michigan Municipal Bond Fund may acquire rights regarding specified portfolio securities under puts. The policy of the Fund is to limit its acquisition of puts to those under which it will be treated for federal income tax purposes as the owner of the securities acquired subject to the put and the interest on such securities will be tax-exempt to it. The Internal Revenue Service has issued a published ruling that provides some guidance regarding the tax consequences of the purchase of puts that the Fund could acquire under the 1940 Act. Although the Fund will only acquire a put after concluding that it will have the tax consequences described above, the Internal Revenue Service could reach a different conclusion.

         Although the Michigan Municipal Bond Fund expects to qualify as a regulated investment company and to be relieved of all or substantially all federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located, or in which it is otherwise deemed to be conducting business, the Michigan Municipal Bond Fund may be subject to the tax laws of such states or localities. In addition, if for any taxable year the Fund does not qualify for the special tax treatment afforded a regulated investment company, all of its taxable income will be subject to federal tax at regular corporate rates (without any deduction for distributions to its shareholders). In such event, dividend distributions would be taxable to shareholders to the extent of earnings and profits, and would be eligible for the dividends received deduction for corporations.

         Income itself exempt from federal income taxation may be considered in addition to taxable income when determining whether social security payments received by a shareholder are subject to federal income taxation.

         The foregoing is only a summary of some of the important federal tax considerations generally affecting purchasers of shares of the Michigan Municipal Bond Fund. No attempt has been made to present a detailed explanation of the federal income tax treatment of the Fund or its shareholders or of Michigan state income or intangible taxes treatment of the Fund or its shareholders, and this discussion is not intended as a substitute for careful tax planning. Accordingly potential purchasers of shares of the Fund are urged to consult their own tax advisers with specific reference to their own tax situation. In addition, the foregoing discussion is based on tax laws and regulations which are in effect on the date of this Statement of Additional Information; such laws and regulations may be changed by legislative or administrative action.


                              TRUSTEES AND OFFICERS
                              ---------------------

                  The trustees and executive officers of the Trust, their addresses, ages, principal occupations during the past five years, and other affiliations are as follows:

                                                                                      PRINCIPAL OCCUPATION
                                                   POSITION WITH                      DURING PAST 5 YEARS
NAME AND ADDRESS                                     THE TRUST                        AND OTHER AFFILIATIONS
----------------                                   --------------                     ----------------------
Robert D. Neary                                    Chairman of the Board and          Retired Co-Chairman of Ernst & Young,
32980 Creekside Drive                              Trustee                            April 1984 to September 1993; Director,
Pepper Pike, OH  44124                                                                Cold Metal Products, Inc., since March
Age 64                                                                                1994; Director, Zurn Industries, Inc.
                                                                                      (building products and construction
                                                                                      services), June 1995 to June 1998.

Herbert R. Martens, Jr.*                           President and Trustee              Executive Vice President, National City
c/o NatCity Investments, Inc.                                                         Corporation (bank holding company),
1965 East Sixth Street                                                                since July 1997; Chairman, President and
Cleveland, OH  44114                                                                  Chief Executive Officer, NatCity
Age 46                                                                                Investments, Inc. (investment banking),
                                                                                      since July 1995; President and Chief
                                                                                      Executive Officer, Raffensberger, Hughes
                                                                                      & Co. (broker-dealer) from 1993 until
                                                                                      1995; President, Reserve Capital Group,
                                                                                      from 1990 until 1993.

Leigh Carter*                                      Trustee                            Retired President and Chief Operating
13901 Shaker Blvd., #6B                                                               Officer, B.F. Goodrich Company, August
Cleveland, OH  44120                                                                  1986 to September 1990;  Director, Adams
Age 73                                                                                Express Company (closed-end investment
                                                                                      company), April 1982 to December 1997;
                                                                                      Director, Acromed Corporation; (producer of
                                                                                      spinal implants), June 1992 to March 1998;
                                                                                      Director, Petroleum & Resources Corp., April
                                                                                      1987 to December 1997; Director, Morrison
                                                                                      Products (manufacturer of blower fans and
                                                                                      air moving equipment), since April 1983;
                                                                                      Director, Kirtland Capital Corp. (privately
                                                                                      funded investment group), since January 1992.

John F. Durkott                                    Trustee                            President and Chief Operating Officer,
8600 Allisonville Road                                                                Kittle's Home Furnishings Center, Inc.,
Indianapolis, IN  46250                                                               since January 1982; partner, Kittles
Age 54                                                                                Bloomington Property Company, since
                                                                                      January 1981; partner, KK&D (Affiliated
                                                                                      Real Estate Companies of Kittle's Home
                                                                                      Furnishings Center), since January 1989.

Robert J. Farling                                  Trustee                            Retired Chairman, President and Chief
1608 Balmoral Way                                                                     Executive Officer, Centerior Energy
Westlake, OH  44145                                                                   (electric utility), March 1992 to
Age 61                                                                                October 1997; Director, National City
                                                                                      Bank until October 1997; Director,
                                                                                      Republic Engineered Steels, since
                                                                                      October 1997.

Richard W. Furst, Dean                             Trustee                            Professor of Finance and Dean, Carol
600 Autumn Lane                                                                       Martin Gatton College of Business and
Lexington, KY  40502                                                                  Economics, University of Kentucky, since
Age 60                                                                                1981; Director, The Seed Corporation
                                                                                      (restaurant group), since 1990; Director;
                                                                                      Foam Design, Inc., (manufacturer of
                                                                                      industrial and commercial foam products),
                                                                                      since 1993.

Gerald L. Gherlein                                 Trustee                            Executive Vice-President and General
3679 Greenwood Drive                                                                  Counsel, Eaton Corporation, since 1991
Pepper Pike, OH  44124                                                                (global manufacturing); Trustee, Meridia
Age 60                                                                                Health System (four hospital health
                                                                                      system), 1994 to 1998; Trustee, WVIZ
                                                                                      Educational Television (public
                                                                                      television).

J. William Pullen                                  Trustee                            President and Chief Executive Officer,
Whayne Supply Company                                                                 Whayne Supply Co. (engine and heavy
1400 Cecil Avenue                                                                     equipment distribution), since 1986;
P.O. Box 35900                                                                        President and Chief Executive Officer,
Louisville, KY 40232-5900                                                             American Contractors Rentals & Sales
Age 59                                                                                (rental subsidiary of Whayne Supply
                                                                                      Co.), since 1988.

W. Bruce McConnel, III                             Secretary                          Partner of the law firm
Philadelphia National                                                                 Drinker Biddle & Reath LLP,
  Bank Building                                                                       Philadelphia, Pennsylvania.
1345 Chestnut Street
Suite 1100
Philadelphia, PA  19107
Age 55

Carol L. Rooney                                    Treasurer                          Director of SEI Fund Resources since
c/o SEI Fund Resources                                                                1992.
One Freedom Valley Drive
Oaks, PA  19456
Age 34


Lynda J. Striegel                                  Assistant Treasurer                Vice President and Assistant Secretary
c/o SEI Fund Resources                                                                of SEI Fund Resources and SEI
One Freedom Valley Drive                                                              Investments Distribution Co. since 1998;
Oaks, PA  19456                                                                       Senior Asset Management Counsel, Barnett
Age 50                                                                                Banks, Inc. (1997-1998); Partner, Groom
                                                                                      and Nordberg, Chartered (1996-1997);
                                                                                      Associate General Counsel, Riggs Bank,
                                                                                      N.A. (1991-1995).

--------------------

* Messrs. Carter and Martens are considered by the Trust to be "interested persons" of the Trust as defined in the 1940 Act.

                  Each trustee of the Trust serves as a trustee of The Parkstone Group of Funds ("Parkstone") and The Parkstone Advantage Fund ("Parkstone Advantage"), registered investment companies.

                  Herbert R. Martens, Jr. is employed by National City Corporation, the parent corporation to IMC, which receives fees as investment adviser to the Trust. Mmes. Rooney and Stanton are employed by SEI Fund Resources, which receives fees as Administrator to the Trust. Ms. Stanton is also employed by SEI Investments Distribution Co., which receives fees as Distributor to the Trust. Mr. McConnel is a partner of the law firm, Drinker Biddle & Reath LLP, which receives fees as counsel to the Trust.

                  With respect to the Trust, Parkstone and Parkstone Advantage, each trustee receives an annual fee of $15,000 plus $3,000 for each Board meeting attended and reimbursement of expenses incurred in attending meetings. The three fund companies generally hold concurrent Board meetings. The Chairman of the Board is entitled to receive an additional $5,000 per annum for services in such capacity. For the fiscal year ended May 31, 1998, the Trust's trustees and officers as a group received aggregate fees of $199,375. The trustees and officers of the Trust own less than 1% of the shares of the Trust.

         The following table summarizes the compensation for each of the Trustees of the Trust for the fiscal year ended May 31, 1998:

                                                            Pension or
                                                            Retirement                                   Total
                                                         Benefits Accrued                            Compensation
                                         Aggregate          as Part of            Estimated         from the Trust
              Name of                   Compensation        the Trust's       Approval Benefits        and Fund
          Person, Position             From the Trust        Expenses          Upon Retirement         Complex*
          ----------------             --------------        --------          ---------------         --------
Robert D. Neary,                           $31,500              $0                   $0                 $31,500
Chairman and Trustee
Thomas R. Benua, Jr.,                       $4,375              $0                   $0                 $4,375
Trustee**
Leigh Carter, Trustee                      $27,750              $0                   $0                 $27,750
John F. Durkott, Trustee                   $27,750              $0                   $0                 $27,750
Robert J. Farling, Trustee***              $20,875              $0                   $0                 $20,875
Richard W. Furst, Trustee                  $27,750              $0                   $0                 $27,750
Gerald L. Gherlein, Trustee***             $27,750              $0                   $0                 $27,750
Herbert R. Martens, Jr.,***                  $0                 $0                   $0                   $0
President and Trustee
J. William Pullen, Trustee                 $24,750              $0                   $0                 $24,750
Richard B. Tullis, Trustee**                $6,875              $0                   $0                 $6,875


SHAREHOLDER AND TRUSTEE LIABILITY
---------------------------------

                  Under Massachusetts law, shareholders of a business trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust. However, the Trust's Declaration of Trust provides that shareholders shall not be subject to any personal liability for the acts or obligations of the Trust, and that every note, bond, contract, order, or other

-------------
* The "Fund Complex" consists of Armada Funds, The Parkstone Group of Funds and The Parkstone Advantage Fund. Each of the Trustees serves as Trustee to all three investment companies. The Trustees became trustees of The Parkstone Group of Funds and the Parkstone Advantage Fund effective August 14, 1998.

** Messrs. Benua and Tullis resigned as Trustees effective July 17, 1997 and November 19, 1997, respectively.

*** Messrs. Farling, Gherlein and Martens became Trustees as of November 19, 1997, July 17, 1997 and November 19, 1997, respectively.

undertaking made by the Trust shall contain a provision to the effect that the shareholders are not personally liable thereunder. The Declaration of Trust provides for indemnification out of the trust property of any shareholder held personally liable solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions or some other reason. The Declaration of Trust also provides that the Trust shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Trust, and shall satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations.

                  The Declaration of Trust states further that no trustee, officer, or agent of the Trust shall be personally liable for or on account of any contract, debt, tort, claim, damage, judgment or decree arising out of or connected with the administration or preservation of the trust estate or the conduct of any business of the Trust; nor shall any trustee be personally liable to any person for any action or failure to act except by reason of his or her own bad faith, willful misfeasance, gross negligence, or reckless disregard of his or her duties as trustee. The Declaration of Trust also provides that all persons having any claim against the trustees or the Trust shall look solely to the trust property for payment. With the exceptions stated, the Declaration of Trust provides that a trustee is entitled to be indemnified against all liabilities and expense reasonably incurred by him in connection with the defense or disposition of any proceeding in which he or she may be involved or with which he or she may be threatened by reason of his or her being or having been a trustee, and that the trustees have the power, but not the duty, to indemnify officers and employees of the Trust unless any such person would not be entitled to indemnification had he or she been a trustee.


                ADVISORY, ADMINISTRATION, DISTRIBUTION, CUSTODIAN
                -------------------------------------------------
                     SERVICES AND TRANSFER AGENCY AGREEMENTS
                     ---------------------------------------

ADVISORY AGREEMENTS
-------------------

                  IMC serves as investment adviser to the Funds under an Advisory Agreement dated August 5, 1998. The Adviser is an affiliate of National City Corporation, a bank holding company with $81 billion in assets, and headquarters in Cleveland, Ohio and nearly 1,000 branch offices in six states. From time to time, the Adviser may voluntarily waive fees or reimburse the Trust for expenses.

                  The Advisory Agreement provides that the Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the performance of the Advisory Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its duties or from reckless disregard by the Adviser of its duties and obligations thereunder.

                  The Advisory Agreement with IMC was approved by the sole shareholder of each Fund on the date it commenced operations. Unless sooner terminated, the Advisory Agreement will continue in effect with respect to the Funds until September 30, 1999 and from year to year thereafter, subject to annual approval by the Trust's Board of Trustees, or by a vote of a majority of the outstanding shares of the Funds (as defined in the Fund's Prospectus) and a majority of the trustees who are not parties to the Agreement or interested persons (as defined in the 1940 Act) of any party by votes cast in person at a meeting called for such purpose. The Advisory Agreement may be terminated by the Trust or the Advisers on 60 days written notice, and will terminate immediately in the event of its assignment.

ADMINISTRATION AGREEMENT AND SUB-ADMINISTRATION AGREEMENT
---------------------------------------------------------

                  The Trust and SEI Investments Mutual Funds Services (the "Administrator") have entered into an administration agreement (the "Administration Agreement") effective May 1, 1998.

                  The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or negligence on the part of the Administrator in the performance of its duties or from reckless disregard by it of its duties and obligations thereunder.

                  The Administrator, a Delaware business trust, has its principal business offices at One Freedom Valley Drive, Oaks, Pennsylvania 19456. SEI Investments Management Corporation ("SIMC"), a wholly-owned subsidiary of SEI Investments Company ("SEI Investments"), is the owner of all beneficial interests in the Administrator. SEI Investments and its affiliates, including the Administrator, are leading providers of fund evaluation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors, and money managers. The Administrator and its affiliates also serve as administrator or sub-administrator to the following other mutual funds: The Achievement Funds Trust, The Advisors' Inner Circle Fund, The Arbor Fund, ARK Funds, Bishop Street Funds, Boston 1784 Funds(R), CrestFunds, Inc., CUFUND, The Expedition Funds, First American Funds, Inc., First American Investment Funds, Inc., First American Strategy Funds, Inc., HighMark Funds, Monitor Funds, Morgan Grenfell Investment Trust, Oak Associates Funds, The PBHG Funds, Inc., PBHG Advisor Funds, Inc., PBHG Insurance Series Fund, Inc., The Pillar Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, STI Classic Funds, STI Classic Variable Trust, TIP Funds and TIP Institutional Funds.

                  The Administrator is entitled to receive with respect to the Funds, an administrative fee, computed daily and paid monthly, at an annual rate of .07% of the aggregate average daily net assets of all of the investment funds of Armada up to the first eighteen (18) billion dollars in assets, and .06% of the aggregate average daily net assets of over eighteen (18) billion dollars in assets, and is entitled to be reimbursed for its out-of-pocket expenses incurred on behalf of the Funds.

                  IMC serves as sub-administrator for the Funds and provides certain services as may be requested by the Administrator from time to time. For its services as Sub-Administrator, IMC receives, from the Administrator, pursuant to its Sub-Administration Agreement with the

Administrator, a fee, computed daily and paid monthly, at the annual rate of
 .01% of the aggregate average daily net assets of all of the investment funds of Armada up to the first $15 billion, and .015% of the aggregate average daily net assets over $15 billion.

DISTRIBUTION PLANS AND RELATED AGREEMENT
----------------------------------------

                  The Distributor acts as distributor of each of the Fund's shares pursuant to its Distribution Agreement with the Trust as described in the Prospectus. Shares are sold on a continuous basis.

                  Pursuant to Rule 12b-1 of the 1940 Act, the Trust has adopted a Service and Distribution Plan for A and I shares (the "A and I Shares Plan") and a B Shares Distribution and Servicing Plan ("B Shares Plan," and, collectively, the "Distribution Plans") which permit the Trust to bear certain expenses in connection with the distribution of I and A shares, or B shares, respectively. As required by Rule 12b-1, the Trust's Distribution Plans and related Distribution Agreements have been approved, and are subject to annual approval by, a majority of the Trust's Board of Trustees, and by a majority of the trustees who are not interested persons of the Trust and have no direct or indirect interest in the operation of the Distribution Plans or any agreement relating to the Distribution Plans, by vote cast in person at a meeting called for the purpose of voting on the Distribution Plans and related agreements. In compliance with the Rule, the trustees requested and evaluated information they thought necessary to an informed determination of whether the Distribution Plans and related agreements should be implemented, and concluded, in the exercise of reasonable business judgment and in light of their fiduciary duties, that there is a reasonable likelihood that the Distribution Plans and related agreements will benefit the Trust and its shareholders.

                  Rule 12b-1 also requires that persons authorized to direct the disposition of monies payable by a Fund (in the Trust's case, the Distributor) provide for the trustees' review of quarterly reports on the amounts expended and the purposes for the expenditures.

                  Any change in either Distribution Plan that would materially increase the distribution expenses of a class would require approval by the shareholders of such class, but otherwise, such Distribution Plan may be amended by the trustees, including a majority of the disinterested trustees who do not have any direct or indirect financial interest in the particular Plan or related agreement. The Distribution Plans and related agreement may be terminated as to the Fund or class by a vote of the Trust's disinterested trustees or by vote of the shareholders of the Fund or class in question, on not more than 60 days written notice. The selection and nomination of disinterested trustees has been committed to the discretion of such disinterested trustees as required by the Rule.

                  The A and I Shares Plan provides that each Fund will reimburse the Distributor for distribution expenses related to the distribution of A and I shares in an amount not to exceed .10% per annum of the average aggregate net assets of such shares. The B Shares Plan provides that each B share class will compensate the Distributor for distribution of B shares in an amount not to exceed .75% of the average net assets of such class. Distribution expenses reimbursable by the

Distributor pursuant to each Distribution Plan include direct and indirect costs and expenses incurred in connection with advertising and marketing a Fund's shares, and direct and indirect costs and expenses of preparing, printing and distribution of its prospectuses to other than current shareholders.

                  The Distribution Plans have been approved by the Board of Trustees, and will continue in effect for successive one year periods provided that such continuance is specifically approved by (1) the vote of a majority of the trustees who are not parties to either Plan or interested persons of any such party and who have no direct or indirect financial interest in either Plan and (2) the vote of a majority of the entire Board of Trustees.

CUSTODIAN SERVICES AND TRANSFER AGENCY AGREEMENTS
-------------------------------------------------

                  National City Bank serves as the Trust's custodian with respect to the Funds. Under its Custodian Services Agreement, National City Bank has agreed to: (i) maintain a separate account or accounts in the name of each Fund; (ii) hold and disburse portfolio securities on account of the Funds; (iii) collect and make disbursements of money on behalf of the Funds; (iv) collect and receive all income and other payments and distributions on account of each Fund's portfolio securities; (v) respond to correspondence by security brokers and others relating to its duties; and (vi) make periodic reports to the Board of Trustees concerning each Fund's operations. National City Bank is authorized to select one or more banks or trust companies to serve as sub-custodian on behalf of the Funds, provided that it shall remain responsible for the performance of all of its duties under the Custodian Services Agreement and shall hold the Funds harmless from the acts and omissions of any bank or trust company serving as sub-custodian.

                  State Street Bank and Trust Company (the "Transfer Agent") serves as the Trust's transfer agent and dividend disbursing agent with respect to the Funds. Under its Transfer Agency Agreement, it has agreed to: (i) issue and redeem shares of the Funds; (ii) transmit all communications by the Funds to its shareholders of record, including reports to shareholders, dividend and distribution notices and proxy materials for meetings of shareholders; (iii) respond to correspondence by security brokers and others relating to its duties;
(iv) maintain shareholder accounts; and (v) make periodic reports to the Board of Trustees concerning each Fund's operations. The Transfer Agent sends each shareholder of record a monthly statement showing the total number of shares owned as of the last business day of the month (as well as the dividends paid during the current month and year), and provides each shareholder of record with a daily transaction report for each day on which a transaction occurs in the shareholder's account with a Fund.


                           SHAREHOLDER SERVICES PLANS
                           --------------------------

                  As stated in the Prospectus, the Trust has implemented the Shareholder Services Plan for A shares and the B Shares Plan for each Fund's shares. Pursuant to these plans, the Trust may enter into agreements with financial institutions pertaining to the provision of administrative services to their customers who are the beneficial owners of A shares or B shares in consideration for the payment of up to .25% (.15% for A shares of the Treasury Plus Money Market Fund) (on an annualized basis), of the net asset value of such shares. Such services may include: (i) aggregating and processing purchase and redemption requests from customers; (ii) providing customers with a service that invests the assets of their accounts in A or B shares; (iii) processing dividend payments from the Funds; (iv) providing information periodically to customers showing their position in A or B shares; (v) arranging for bank wires; (vi) responding to customer inquiries relating to the services performed with respect to A or B shares beneficially owned by customers; (vii) forwarding shareholder communications; and (viii) other similar services requested by the Trust. Agreements between the Trust and financial institutions will be terminable at any time by the Trust without penalty.


                             PORTFOLIO TRANSACTIONS
                             ----------------------

                  Pursuant to its Advisory Agreement with the Trust, IMC is responsible for making decisions with respect to and placing orders for all purchases and sales of portfolio securities for the Funds. The Adviser purchases portfolio securities either directly from the issuer or from an underwriter or dealer making a market in the securities involved. Purchases from an underwriter of portfolio securities include a commission or concession paid by the issuer to the underwriter and purchases from dealers serving as market makers may include the spread between the bid and asked price. Transactions on stock exchanges involve the payment of negotiated brokerage commissions. There is generally no stated commission in the case of securities traded in the over-the-counter market, but the price includes an undisclosed commission or mark-up.

                  While the Adviser generally seeks competitive spreads or commissions, it may not necessarily allocate each transaction to the underwriter or dealer charging the lowest spread or commission available on the transaction. Allocation of transactions, including their frequency, to various dealers is determined by the Adviser in its best judgment and in a manner deemed fair and reasonable to shareholders. Under the Advisory Agreement, pursuant to Section 28(e) of the Securities Exchange Act of 1934, as amended, the Adviser is authorized to negotiate and pay higher brokerage commissions in exchange for research services rendered by broker-dealers. Subject to this consideration, broker-dealers who provide supplemental investment research to the Adviser may receive orders for transactions by the Funds. Information so received is in addition to and not in lieu of services required to be performed by the Adviser and does not reduce the fees payable to the Adviser by the Funds. Such information may be useful to the Adviser in serving both the Trust and other clients, and, similarly, supplemental information obtained by the placement of business of other clients may be useful to the Adviser in carrying out its obligations to the Trust.

                  Portfolio securities will not be purchased from or sold to the Trust's Adviser, Distributor, or any "affiliated person" (as such term is defined under the 1940 Act) of any of them acting as principal, except to the extent permitted by the SEC. In addition, a Fund will not give preference to its Adviser's correspondents with respect to such transactions, securities, savings deposits, repurchase agreements and reverse repurchase agreements.

                  Investment decisions for the Funds are made independently from those for the other Funds and for other investment companies and accounts advised or managed by the Adviser. Such other Funds, investment companies and accounts may also invest in the same securities as the Funds. When a purchase or sale of the same security is made at substantially the same time on behalf of the Funds and another investment company or account, the transaction will be averaged as to price, and available investments allocated as to amount, in a manner which the Adviser believes to be equitable to the Funds and such other investment company or account. In some instances, this investment procedure may adversely affect the price paid or received by the Funds or the size of the position obtained or sold by the Funds. In connection therewith, and to the extent permitted by law, and by the Advisory Agreement, the Adviser may aggregate the securities to be sold or purchased for the Funds with those to be sold or purchased for other investment companies or advisory clients.


                                    AUDITORS
                                    --------

                  Ernst & Young LLP, independent auditors, with offices at Two Commerce Square, 2001 Market Street, Suite 4000, Philadelphia, Pennsylvania 19103, serve as independent auditors of the Trust.


                                     COUNSEL
                                     -------

                  Drinker Biddle & Reath LLP (of which Mr. McConnel, Secretary of the Trust, is a partner), with offices at 1345 Chestnut Street, Philadelphia, Pennsylvania 19107, are counsel to the Trust and will pass upon the legality of the shares offered hereby.


                        YIELD AND PERFORMANCE INFORMATION
                        ---------------------------------

                  A Fund's "yield" as described in the Prospectus is calculated according to formulas prescribed by the SEC. The standardized seven-day yield for a class of Treasury Plus Money Market Fund shares is computed by determining the net change, exclusive of capital changes and income other than investment income, in the value of a hypothetical pre-existing account in the class having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then multiplying the base period return by (365/7). The net change in the value of an account in a class includes the value of additional shares purchased with dividends from the original share, and dividends declared on both the original share and any such additional shares, net of all fees, other than nonrecurring account or sales charges, that are charged to all shareholder accounts in proportion to the length of the base period and the class' mean or median account size. The capital changes to be excluded from the calculation of the net change in account value are realized gains and losses from the sale of securities and unrealized appreciation and depreciation. The "effective yield" for a class of Treasury Plus Money Market Fund shares is computed by compounding the unannualized base period return (calculated as above) by adding 1 to the base period return, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result.

                  The Michigan Municipal Bond Fund's "tax-equivalent yield" is computed by dividing the portion of the Fund's yield (calculated as above) that is exempt from federal income tax by one minus a stated federal income tax rate (using 39.6% tax bracket) and adding that figure to that portion, if any, of the Fund's yield that is not exempt from federal income tax.

                  The current yield for each class of shares in the Treasury Plus Money Market Fund may be obtained by calling the Trust at the telephone number provided on the cover page. Quoted yields are not indicative of future yields. Yields will depend upon factors such as fund maturity, the Treasury Plus Money Market Fund's expenses and the types of instruments held by the Fund.

                  The "yield" for each of the Mid Cap Growth, Aggressive Allocation, Conservative Allocation, U.S. Government Income and Michigan Municipal Bond Funds described in the Prospectus is calculated by dividing each Fund's net investment income per share earned during a 30-day period (or another period permitted by the rules of the SEC) by the net asset value per share on the last day of the period and annualizing the result on a semi-annual basis by adding one to the quotient, raising the sum to the power of six, subtracting one from the result and then doubling the difference. Each Fund's net investment income per share earned during the period is based on the average daily number of shares outstanding during the period entitled to receive dividends and includes dividends and interest earned during the period minus expenses accrued for the period, net of reimbursements. This calculation can be expressed as follows:

                                                 a-b(6)
                                    Yield = 2 [(------) - 1]
                                                 cd + 1

         Where:            a =      dividends and interest earned during the
                                    period.

                           b = expenses accrued for the period (net of reimbursements).

                           c =      the average daily number of shares
                                    outstanding during the period that were
                                    entitled to receive dividends.

                           d = maximum offering price per share on the last day of the period.

                  Each of the Mid Cap Growth, Aggressive Allocation, Conservative Allocation, U.S. Government Income and Michigan Municipal Bond Funds calculate interest earned on debt obligations held in its portfolio by computing the yield to maturity of each obligation held by it based on the market value of the obligation (including actual accrued interest) at the close of business on the last business day of each 30-day period, or, with respect to obligations purchased during the 30-day period, the purchase price (plus actual accrued interest) and dividing the result by 360 and multiplying the quotient by the market value of the obligation (including actual accrued interest) in order to determine the interest income on the obligation for each day of the subsequent

30-day period that the obligation is in the respective Fund. The maturity of an obligation with a call provision is the next call date on which the obligation reasonably may be expected to be called or, if none, the maturity date. With respect to debt obligations purchased by a Fund at a discount or premium, the formula generally calls for amortization of the discount or premium. The amortization schedule will be adjusted monthly to reflect changes in the market values of such debt obligations.

                  Interest earned on tax-exempt obligations that are issued without original issue discount and have a current market discount is calculated by using the coupon rate of interest instead of the yield to maturity. In the case of tax-exempt obligations that are issued with original issue discount but which have discounts based on current market value that exceed the then-remaining portion of the original issue discount (market discount), the yield to maturity is the imputed rate based on the original issue discount calculation. On the other hand, in the case of tax-exempt obligations that are issued with original issue discount but which have discounts based on current market value that are less than the then-remaining portion of the original issue discount (market premium), the yield to maturity is based on the market value.

                  The "tax-equivalent yield" is computed by dividing the portion of a Fund's yield (calculated as above) that is exempt from federal income tax by one minus a stated federal income tax rate and adding that figure to that portion, if any, of the Fund's yield that is not exempt from federal income tax.

                  Expenses accrued for the period (variable "b" in the formula) include all recurring fees charged by a Fund to all shareholder accounts in proportion to the length of the base period and the Fund's mean (or median) account size. Undeclared earned income will be subtracted from the net asset value per share (variable "d" in the formula). Undeclared earned income is the net investment income which, at the end of the 30-day base period, has not been declared as a dividend, but is reasonably expected to be and is declared as a dividend shortly thereafter. For applicable sales charges, see "How to Purchase and Redeem Shares -- Sales Charges Applicable to Purchases of A Shares" and "Sales Charges Applicable to Purchases of B Shares" in the Prospectus.

                  Each of the Mid Cap Growth, Aggressive Allocation, Conservative Allocation, U.S. Government Income and Michigan Municipal Bond Funds computes its "average annual total return" by determining the average annual compounded rate of return during specified periods that would equate the initial amount invested to the ending redeemable value of such investment by dividing the ending redeemable value of a hypothetical $1,000 initial payment by $1,000 and raising the quotient to a power equal to one divided by the number of years (or fractional portion thereof) covered by the computation and subtracting one from the result. This calculation can be expressed as follows:

                                    ERV(1/n)
                               T = [(-----) - 1]
                                       P

   Where:    T  =        average annual total return

            ERV = ending redeemable value at the end of the period covered by the computation of a hypothetical $1,000 payment made at the beginning of the period

               P =       hypothetical initial payment of $1,000

               n = period covered by the computation, expressed in terms of years

                  Each of the Mid Cap Growth, Aggressive Allocation, Conservative Allocation, U.S. Government Income and Michigan Municipal Bond Funds computes its aggregate total return by determining the aggregate rates of return during specified periods that likewise equate the initial amount invested to the ending redeemable value of such investment. The formula for calculating aggregate total return is as follows:

                                ERV
                    T =        (---)  - 1
                                 P

                  The calculations of average annual total return and aggregate total return assume the reinvestment of all dividends and capital gain distributions on the reinvestment dates during the period and include all recurring fees charged to all shareholder accounts, assuming an account size equal to the respective Fund's mean (or median) account size for any fees that vary with the size of the account. The maximum sales load and other charges deducted from payments are deducted from the initial $1,000 payment (variable "P" in the formula). The ending redeemable value (variable "ERV" in the formula) is determined by assuming complete redemption of the hypothetical investment and the deduction of all contingent deferred sales charges and other nonrecurring charges at the end of the measuring period covered by the computation.

                  Each of the Mid Cap Growth, Aggressive Allocation, Conservative Allocation, U.S. Government Income and Michigan Municipal Bond Funds may also advertise the "aggregate total return" for its shares which is computed by determining the aggregate compounded rates of return during specified periods that likewise equate the initial amount invested to the ending redeemable value of such investment. The formula for calculating aggregate total return is as follows:

                                          ERV
              Aggregate Total Return = [(------)] - 1
                                           P

                  The above calculations are made assuming that (1) all dividends and capital gain distributions are reinvested on the reinvestment dates at the price per Share existing on the reinvestment date, (2) all recurring fees charged to all shareholder accounts are included, and (3) for any account fees that vary with the size of the account, a mean (or median) account size in a Fund during the periods is reflected. The ending redeemable value (variable "ERV" in the formula) is determined by assuming complete redemption of the hypothetical investment after deduction of all nonrecurring charges at the end of the measuring period.

                  The Mid Cap Growth, Aggressive Allocation, Conservative Allocation, U.S. Government Income and Michigan Municipal Bond Funds may from time to time include in Materials a total return figure that is not calculated according to the formulas set forth above in order to compare more accurately a Fund's performance with other measures of investment return. For example, in comparing a Fund's total return with data published by Lipper Analytical Services, Inc., CDA Investment Technologies, Inc. or Weisenberger Investment Company Service, or with the performance of an index, a Fund may calculate its aggregate total return for the period of time specified in the advertisement or communication by assuming the investment of $10,000 in shares and assuming the reinvestment of each dividend or other distribution at net asset value on the reinvestment date. Percentage increases are determined by subtracting the initial value of the investment from the ending value and by dividing the remainder by the beginning value. Each Fund does not, for these purposes, deduct from the initial value invested or the ending value redeemed any amount representing sales charges. A Fund will, however, disclose the maximum sales charge and will also disclose that the performance data do not reflect sales charges and that inclusion of sale charges would reduce the performance quoted.

                  The Funds may also from time to time include discussions or illustrations of the effects of compounding in Materials. "Compounding" refers to the fact that, if dividends or other distributions on a Fund's investments are reinvested by being paid in additional Fund shares, any future income or capital appreciation of a Fund would increase the value, not only of the original Fund investment, but also of the additional Fund shares received through reinvestment. As a result, the value of a Fund's investments would increase more quickly than if dividends or other distributions had been paid in cash.

                  In addition, a Fund may also include in Materials discussions and/or illustrations of the potential investment goals of a prospective investor, investment management strategies, techniques, policies or investment suitability of the Fund, high-quality investments, economic conditions, the relationship between sectors of the economy and the economy as a whole, various securities markets, the effects of inflation and historical performance of various asset classes, including but not limited to, stocks, bonds and Treasury securities. From time to time, Materials may summarize the substance of information contained in shareholder reports (including the investment composition of a Fund), as well as the views of the Adviser as to current market, economic, trade and interest rate trends, legislative, regulatory and monetary developments, investment strategies and related matters believed to be of relevance to a Fund. Each Fund may also include in Materials charts, graphs or drawings which compare the investment objective, return potential, relative stability and/or growth possibilities of the Fund and/or other mutual funds, or illustrate the potential risks and rewards of investment in various investment vehicles, including but not limited to, stocks, bonds, Treasury securities and shares of the Fund and/or other mutual funds. Materials may include a discussion of certain attributes or benefits to be derived by an investment in a Fund and/or other mutual funds (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer, automatic accounting rebalancing, the advantages and disadvantages of investing in tax-deferred and taxable investments), shareholder profiles and hypothetical investor scenarios, timely information on financial management, tax and retirement planning and investment alternatives to certificates of deposit and other financial instruments. Such Materials may include symbols, headlines or other material which highlight or summarize the information discussed in more detail therein.

                                  MISCELLANEOUS
                                  -------------

                  The Trust bears all costs in connection with its organization, including the fees and expenses of registering and qualifying its shares for distribution under federal and state securities regulations. All organization expenses are recorded as expenses as incurred in accordance with generally accepted accounting principles.

                  As used in the Prospectus, "assets belonging to the Fund" means the consideration received by the Trust upon the issuance of shares in that Fund, together with all income, earnings, profits, and proceeds derived from the investment thereof, including any proceeds from the sale of such investments, any funds or payments derived from any reinvestment of such proceeds, and a portion of any general assets of the Trust not belonging to the Fund. In determining a Fund's net asset value, assets belonging to the Fund are charged with the liabilities in respect of that Fund.

                                   APPENDIX A
                                   ----------


CORPORATE AND MUNICIPAL LONG-TERM DEBT RATINGS
----------------------------------------------

                  The following summarizes the ratings used by Standard & Poor's for corporate and municipal debt:

                  "AAA" - This designation represents the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

                  "AA" - An obligation rated "AA" differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

                  "A" - An obligation rated "A" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

                  "BBB" - An obligation rated "BBB" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

                  "BB," "B," "CCC," "CC" and "C" - Debt is regarded as having significant speculative characteristics. "BB" indicates the least degree of speculation and "C" the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

                  "BB" - Debt is less vulnerable to non-payment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

                  "B" - Debt is more vulnerable to non-payment than obligations rated "BB," but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

                  "CCC" - Debt is currently vulnerable to non-payment, and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

                  "CC" - An obligation rated "CCC" is currently highly vulnerable to non-payment.

                  "C" - The "C" rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

                  "D" - An obligation rated "D" is in payment default. This rating is used when payments on an obligation are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The "D" rating is also used upon the filing of a bankruptcy petition or the taking of similar action if payments on an obligation are jeopardized.

                  PLUS (+) OR MINUS (-) - The ratings from "AA" through "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

                  "r" - This symbol is attached to the ratings of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating. Examples include: obligations linked or indexed to equities, commodities, or currencies; obligations exposed to severe prepayment risk, such as interest only and principal-only mortgage securities; and obligations with unusually risking interest terms, such as inverse floaters.

         The following summarizes the ratings used by Moody's for corporate and municipal long-term debt:

                  "Aaa" - Bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

                  "Aa" - Bonds are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.

                  "A" - Bonds possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

                  "Baa" - Bonds are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

                  "Ba," "B," "Caa," "Ca," and "C" - Bonds that possess one of these ratings provide questionable protection of interest and principal ("Ba" indicates speculative elements; "B" indicates a general lack of characteristics of desirable investment; "Caa" are of poor standing; "Ca" represents obligations which are speculative in a high degree; and "C" represents the lowest rated class of bonds). "Caa," "Ca" and "C" bonds may be in default.

                  Con. (---) - Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operating experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

                  Note: Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from "Aa" through "Caa." The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of its generic rating category.

                  The following summarizes the long-term debt ratings used by Duff & Phelps for corporate and municipal long-term debt:

                  "AAA" - Debt is considered to be of the highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

                  "AA" - Debt is considered of high credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

                  "A" - Debt possesses protection factors which are average but adequate. However, risk factors are more variable in periods of greater economic stress.

                  "BBB" - Debt possesses below-average protection factors but such protection factors are still considered sufficient for prudent investment. Considerable variability in risk is present during economic cycles.

                  "BB," "B," "CCC," "DD," and "DP" - Debt that possesses one of these ratings is considered to be below investment grade. Although below investment grade, debt rated "BB" is deemed likely to meet obligations when due. Debt rated "B" possesses the risk that obligations will not be met when due. Debt rated "CCC" is well below investment grade and has considerable uncertainty as to timely payment of principal, interest or preferred dividends. Debt rated "DD" is a defaulted debt obligation, and the rating "DP" represents preferred stock with dividend arrearages.

                  To provide more detailed indications of credit quality, the "AA," "A," "BBB," "BB" and "B" ratings may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within these major categories.

                  The following summarizes the ratings used by Fitch IBCA for corporate and municipal bonds:

                  "AAA" - Bonds considered to be investment grade and of the highest credit quality. These ratings denote the lowest expectation of credit risk and are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

                  "AA" - Bonds considered to be investment grade and of very high credit quality. These ratings denote a very low expectation of credit risk and indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

                  "A" - Bonds considered to be investment grade and of high credit quality. These ratings denote a low expectation of credit risk and indicate strong capacity for timely payment of financial commitments. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

                  "BBB" - Bonds considered to be investment grade and of good credit quality. These ratings denote that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity.

                  "BB" - Bonds considered to be speculative. These ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic changes over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

                  "B" - Bonds are considered highly speculative. These ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

                  "CCC", "CC", "C" - Bonds have high default risk. Default is a real possibility, and capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. "CC" ratings indicate that default of some kind appears probable, and "C" ratings signal imminent default.

                  "DDD," "DD" and "D" - Bonds are in default. Securities are not meeting obligations and are extremely speculative. "DDD" designates the highest potential for recovery of amounts outstanding on any securities involved and "D" represents the lowest potential for recovery.

                  To provide more detailed indications of credit quality, the Fitch IBCA ratings from and including "AA" to "B" may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within these major rating categories.

                  Thomson BankWatch assesses the likelihood of an untimely repayment of principal or interest over the term to maturity of long term debt and preferred stock which are issued by United States commercial banks, thrifts and non-bank banks; non-United States banks; and broker-dealers. The following summarizes the rating categories used by Thomson BankWatch for long-term debt ratings:

                  "AAA" - This designation represents the highest category assigned by Thomson BankWatch to long-term debt and indicates that the ability to repay principal and interest on a timely basis is extremely high.

                  "AA" - This designation indicates a very strong ability to repay principal and interest on a timely basis with limited incremental risk compared to issues rated in the highest category.

                  "A" - This designation indicates that the ability to repay principal and interest is strong. Issues rated "A" could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

                  "BBB" - This designation represents Thomson BankWatch's lowest investment-grade category and indicates an acceptable capacity to repay principal and interest. Issues rated "BBB" are, however, more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

                  "BB," "B," "CCC," and "CC," - These designations are assigned by Thomson BankWatch to non-investment grade long-term debt. Such issues are regarded as having speculative characteristics regarding the likelihood of timely payment of principal and interest. "BB" indicates the lowest degree of speculation and "CC" the highest degree of speculation.

                  "D" - This designation indicates that the long-term debt is in default.

                  PLUS (+) OR MINUS (-) - The ratings from "AAA" through "CC" may include a plus or minus sign designation which indicates where within the respective category the issue is placed.


COMMERCIAL PAPER RATINGS
------------------------

                  A Standard & Poor's ("S&P") commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. The following summarizes the rating categories used by Standard and Poor's for commercial paper:

                  "A-1" - Obligations are rated in the highest category indicating that the obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

                  "A-2" - Obligations are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

                  "A-3" - Obligations exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

                  "B" - Obligations are regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

                  "C" - Obligations are currently vulnerable to nonpayment and are dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

                  "D" - Obligations are in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The "D" rating will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

                  Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually senior debt obligations not having an original maturity in excess of one year, unless explicitly noted. The following summarizes the rating categories used by Moody's for commercial paper:

                  "Prime-1" - Issuers (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

                  "Prime-2" - Issuers (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

                  "Prime-3" - Issuers (or supporting institutions) have an acceptable ability for repayment of senior short-term debt obligations. The effects of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

                  "Not Prime" - Issuers do not fall within any of the Prime rating categories.

                  The three rating categories of Duff & Phelps for investment grade commercial paper and short-term debt are "D-1," "D-2" and "D-3." Duff & Phelps employs three designations, "D-1+," "D-1" and "D-1-," within the highest rating category. The following summarizes the rating categories used by Duff & Phelps for commercial paper:

                  "D-1+" - Debt possesses highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

                  "D-1" - Debt possesses very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

                  "D-1-" - Debt possesses high certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

                  "D-2" - Debt possesses good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

                  "D-3" - Debt possesses satisfactory liquidity and other protection factors qualify issues as investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

                  "D-4" - Debt possesses speculative investment characteristics. Liquidity is not sufficient to ensure against disruption in debt service. Operating factors and market access may be subject to a high degree of variation.

                  "D-5" - Issuer has failed to meet scheduled principal and/or interest payments.


                  Fitch IBCA short-term ratings apply to debt obligations that have time horizons of less than 12 months for most obligations, or up to three years for U.S. public finance securities. The following summarizes the rating categories used by Fitch IBCA for short-term obligations:

                  "F1" - Securities possess the highest credit quality. This designation indicates the strongest capacity for timely payment of financial commitments and may have an added "+" to denote any exceptionally strong credit feature.

                  "F2" - Securities possess good credit quality. This designation indicates a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

                  "F3" - Securities possess fair credit quality. This designation indicates that the capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

                  "B" - Securities possess speculative credit quality. This designation indicates minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

                  "C" - Securities possess high default risk. This designation indicates that default is a real possibility and that the capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

                  "D" - Securities are in actual or imminent payment default.

                  Thomson BankWatch short-term ratings assess the likelihood of an untimely payment of principal and interest of debt instruments with original maturities of one year or less. The following summarizes the ratings used by Thomson BankWatch:

                  "TBW-1" - This designation represents Thomson BankWatch's highest category and indicates a very high likelihood that principal and interest will be paid on a timely basis.

                  "TBW-2" - This designation represents Thomson BankWatch's second-highest category and indicates that while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1."

                  "TBW-3" - This designation represents Thomson BankWatch's lowest investment-grade category and indicates that while the obligation is more susceptible to adverse developments (both internal and external) than those with higher ratings, the capacity to service principal and interest in a timely fashion is considered adequate.

                  "TBW-4" - This designation represents Thomson BankWatch's lowest rating category and indicates that the obligation is regarded as non-investment grade and therefore speculative.

MUNICIPAL NOTE RATINGS
----------------------

                  A Standard and Poor's rating reflects the liquidity concerns and market access risks unique to notes due in three years or less. The following summarizes the ratings used by Standard & Poor's Ratings Group for municipal notes:

                  "SP-1" - The issuers of these municipal notes exhibit a strong capacity to pay principal and interest. Those issues determined to possess very strong characteristics are given a plus (+) designation.

                  "SP-2" - The issuers of these municipal notes exhibit satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

                  "SP-3" - The issuers of these municipal notes exhibit speculative capacity to pay principal and interest.

                  Moody's ratings for state and municipal notes and other short-term loans are designated Moody's Investment Grade ("MIG") and variable rate demand obligations are designated Variable Moody's Investment Grade ("VMIG"). Such ratings recognize the differences between short-term credit risk and long-term risk. The following summarizes the ratings by Moody's Investors Service, Inc. for short-term notes:

                  "MIG-1"/"VMIG-1" - This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

                  "MIG-2"/"VMIG-2" - This designation denotes high quality, with margins of protection that are ample although not so large as in the preceding group.

                  "MIG-3"/"VMIG-3" - This designation denotes favorable quality, with all security elements accounted for but lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

                  "MIG-4"/"VMIG-4" - This designation denotes adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

                  "SG" - This designation denotes speculative quality. Debt instruments in this category lack margins of protection.

                  Fitch IBCA and Duff & Phelps use the short-term ratings described under Commercial Paper Ratings for municipal notes.

                                   APPENDIX B
                                   ----------

                  As stated in the Prospectus, the Mid Cap Growth Fund, Aggressive Allocation Fund, Conservative Allocation Fund and U.S. Government Income Fund (the "Funds") may enter into certain futures transactions and options for hedging purposes. Such transactions are described in this Appendix.

I. INTEREST RATE FUTURES CONTRACTS


                  USE OF INTEREST RATE FUTURES CONTRACTS. Bond prices are established in both the cash market and the futures market. In the cash market, bonds are purchased and sold with payment for the full purchase price of the bond being made in cash, generally within five business days after the trade. In the futures market, only a contract is made to purchase or sell a bond in the future for a set price on a certain date. Historically, the prices for bonds established in the futures markets have tended to move generally in the aggregate in concert with the cash market prices and have maintained fairly predictable relationships. Accordingly, the Funds may use interest rate futures contracts as a defense, or hedge, against anticipated interest rate changes and not for speculation. As described below, this would include the use of futures contract sales to protect against expected increases in interest rates and futures contract purchases to offset the impact of interest rate declines.

                  The Funds presently could accomplish a similar result to that which each Fund hopes to achieve through the use of futures contracts by selling bonds with long maturities and investing in bonds with short maturities when interest rates are expected to increase, or conversely, selling short-term bonds and investing in long-term bonds when interest rates are expected to decline. However, because of the liquidity that is often available in the futures market, the protection is more likely to be achieved, perhaps at a lower cost and without changing the rate of interest being earned by the Funds, through using futures contracts.

                  DESCRIPTION OF INTEREST RATE FUTURES CONTRACTS. An interest rate futures contract sale would create an obligation by a Fund, as seller, to deliver the specific type of financial instrument called for in the contract at a specific future time for a specified price. A futures contract purchase would create an obligation by a Fund, as purchaser, to take delivery of the specific type of financial instrument at a specific future time at a specific price. The specific securities delivered or taken, respectively, at settlement date, would not be determined until at or near that date. The determination would be in accordance with the rules of the exchange on which the futures contract sale or purchase was made.

                  Although interest rate futures contracts by their terms call for actual delivery or acceptance of securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery of securities. Closing out a futures contract sale is effected by a Fund's entering into a futures contract purchase for the same aggregate amount of the specific type of financial instrument and the same delivery date. If the price of the sale exceeds the price of the offsetting purchase, the Fund is immediately paid the difference and thus realizes a gain. If the offsetting purchase price exceeds the sale price, the Fund pays the difference and realizes a loss. Similarly, the closing out of a futures contract purchase is effected by a Fund entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the Fund realizes a gain, and if the purchase price exceeds the offsetting sale price, the Fund realizes a loss.

                  Interest rate futures contracts are traded in an auction environment on the floors of several exchanges -- principally, the Chicago Board of Trade, the Chicago Mercantile Exchange and the New York Futures Exchange. The Funds would deal only in standardized contracts on recognized exchanges. Each exchange guarantees performance under contract provisions through a clearing corporation, a nonprofit organization managed by the exchange membership.

                  A public market now exists in futures contracts covering various financial instruments including long-term United States Treasury Bonds and Notes; Government National Mortgage Association (GNMA) modified pass-through mortgage backed securities; three-month United States Treasury Bills; and ninety-day commercial paper. The Funds may trade in any interest rate futures contracts for which there exists a public market, including, without limitation, the foregoing instruments.

                  EXAMPLE OF FUTURES CONTRACT SALE. A Fund may engage in an interest rate futures contract sale to maintain the income advantage from continued holding of a long-term bond while endeavoring to avoid part or all of the loss in market value that would otherwise accompany a decline in long-term securities prices. Assume that the market value of a certain security held by the Funds tends to move in concert with the futures market prices of long-term United States Treasury bonds ("Treasury bonds"). The Adviser wants to fix the current market value of this fund security until some point in the future. Assume the fund security has a market value of 100, and the Adviser believes that because of an anticipated rise in interest rates, the value will decline to
95. The Fund might enter into futures contract sales of Treasury bonds for an equivalent of 98. If the market value of the fund security does indeed decline from 100 to 95, the equivalent futures market price for the Treasury bonds might also decline from 98 to 93.

                  In that case, the five point loss in the market value of the fund security would be offset by the five point gain realized by closing out the futures contract sale. Of course, the futures market price of Treasury bonds might well decline to more than 93 or to less than 93 because of the imperfect correlation between cash and futures prices mentioned below.

                  The Adviser could be wrong in its forecast of interest rates and the equivalent futures market price could rise above 98. In this case, the market value of the fund securities, including the fund security being protected, would increase. The benefit of this increase would be reduced by the loss realized on closing out the futures contract sale.

                  If interest rate levels did not change, the Fund in the above example might incur a loss (which might be reduced by a offsetting transaction prior to the settlement date). In each transaction, transaction expenses would also be incurred.

                  EXAMPLE OF FUTURES CONTRACT PURCHASE. A Fund may engage in an interest rate futures contract purchase when it is not fully invested in long-term bonds but wishes to defer for a time the purchase of long-term bonds in light of the availability of advantageous interim investments, e.g., shorter term securities whose yields are greater than those available on long-term bonds. A Fund's basic motivation would be to maintain for a time the income advantage from investing in the short-term securities; the Fund would be endeavoring at the same time to eliminate the effect of all or part of a expected increase in market price of the long-term bonds that the Fund may purchase.

                  For example, assume that the market price of a long-term bond that a Fund may purchase, currently yielding 10%, tends to move in concert with futures market prices of Treasury bonds. The Adviser wishes to fix the current market price (and thus 10% yield) of the long-term bond until the time (four months away in this example) when it may purchase the bond. Assume the long-term bond has a market price of 100, and the Adviser believes that, because of an anticipated fall in interest rates, the price will have risen to 105 (and the yield will have dropped to about 9 1/2%) in four months. The Fund might enter into futures contracts purchases of Treasury bonds for an equivalent price of
98. At the same time, the Fund would assign a pool of investments in short-term securities that are either maturing in four months or earmarked for sale in four months, for purchase of the long-term bond at an assumed market price of 100. Assume these short-term securities are yielding 15%. If the market price of the long-term bond does indeed rise from 100 to 105, the equivalent futures market price for Treasury bonds might also rise from 98 to 103. In that case, the 5 point increase in the price that the Fund pays for the long-term bond would be offset by the 5 point gain realized by closing out the futures contract purchase.

                  The Adviser could be wrong in its forecast of interest rates; long-term interest rates might rise to above 10%; and the equivalent futures market price could fall below 98. If short-term rates at the same time fall to 10% or below, it is possible that a Fund would continue with its purchase program for long-term bonds. The market price of available long-term bonds would have decreased. The benefit of this price decrease, and thus yield increase, will be reduced by the loss realized on closing out the futures contract purchase.

                  If, however, short-term rates remained above available long-term rates, it is possible that the Fund would discontinue its purchase program for long-term bonds. The yield on short-term securities in a Fund, including those originally in the pool assigned to the particular long-term bond, would remain higher than yields on long-term bonds. The benefit of this continued incremental income will be reduced by the loss realized on closing out the futures contract purchase. In each transaction, expenses would also be incurred.

II. INDEX FUTURES CONTRACTS

                  GENERAL. A bond or stock index assigns relative values to the bonds or stocks included in the index which fluctuates with changes in the market values of the bonds or stocks included. Some stock index futures contracts are based on broad market indexes, such as the Standard & Poor's 500 or the New York Stock Exchange Composite Index. In contrast, certain exchanges offer futures contracts on narrower market indexes or indexes based on an industry or market segment, such as oil and gas stocks. Futures contracts are traded on organized exchanges regulated by the Commodity Futures Trading Commission. Transactions on such exchanges are cleared through a clearing corporation, which guarantees the performance of the parties to each contract.

                  A Fund may sell index futures contracts in order to offset a decrease in market value of its fund securities that might otherwise result from a market decline. A Fund may do so either to hedge the value of its portfolio as a whole, or to protect against declines, occurring prior to sales of securities, in the value of the securities to be sold. Conversely, a Fund may purchase index futures contracts in anticipation of purchases of securities. In a substantial majority of these transactions, a Fund will purchase such securities upon termination of the long futures position, but long futures position may be terminated without a corresponding purchase of securities.

                  In addition, a Fund may utilize index futures contracts in anticipation of changes in the composition of its fund holdings. For example, in the event that a Fund expects to narrow the range of industry groups represented in its holdings it may, prior to making purchases of the actual securities, establish a long futures position based on a more restricted index, such as an index comprised of securities of a particular industry group. The Funds may also sell futures contracts in connection with this strategy, in order to protect against the possibility that the value of the securities to be sold as part of the restructuring of the fund will decline prior to the time of sale.


III. FUTURES CONTRACTS ON FOREIGN CURRENCIES.

                  A futures contract on foreign currency creates a binding obligation on one party to deliver, and a corresponding obligation on another party to accept delivery of, a stated quantity of a foreign currency, for an amount fixed in U.S. dollars. Foreign currency futures may be used by a Fund to hedge against exposure to fluctuations in exchange rates between the U.S. dollar and other currencies arising from multinational transactions.

IV. MARGIN PAYMENTS

                  Unlike when a Fund purchase or sells a security, no price is paid or received by a Fund upon the purchase or sale of a futures contract. Initially, a Fund will be required to deposit with the broker or in a segregated account with the Custodian or a subcustodian an amount of cash or cash equivalents, the value of which may vary but is generally equal to 10% of less of the value of the contract. This amount is known as initial margin. The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures contract margin does not involve the borrowing of funds by the customer to finance the transactions. Rather, the initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to a Fund upon termination of the futures contract assuming all contractual obligations have been satisfied. Subsequent payments, called variation margin, to and from the broker, will be made on a daily basis as the price of the underlying instrument fluctuates making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market". For example, when a Fund has purchased a futures contract and the price of the contract has risen in response to a rise in the underlying instruments, that position will have increased in value and the Fund will be entitled to receive from the broker a variation margin payment equal to that increase in value. Conversely, where a Fund has purchased a futures contract and the price of the futures contract has declined in response to a decrease in the underlying instruments, the position would be less valuable and the Fund would be required to make a variation margin payment to the broker. At any time prior to expiration of the futures contract, the Adviser may elect to close the position by taking an opposite position, subject to the availability of a secondary market, which will operate to terminate the Fund's position in the futures contract. A final determination of variation margin is then made, additional cash is required to be paid by or released to the Fund, and the Fund realizes a loss or gain.


V. RISKS OF TRANSACTIONS IN FUTURES CONTRACTS

                  There are several risks in connection with the use of futures by a Fund as hedging devices. One risk arises because of the imperfect correlation between movements in the price of the futures and movements in the price of the instruments which are the subject of the hedge. The price of the future may move more than or less than the price of the instruments being hedged. If the price of the futures moves less than the price of the instruments which are the subject of the hedge, the hedge will not be fully effective but, if the price of the instruments being hedged has moved in an unfavorable direction, a Fund would be in a better position than if it had not hedged at all. If the price of the instruments being hedged has moved in a favorable direction, this advantage will be partially offset by the loss on the futures. If the price of the futures moves more than the price of the hedged instruments, a Fund will experience either a loss or gain on the futures which will not be completely offset by movements in the price of the instruments which are the subject of the hedge. To compensate for the imperfect correlation of movements in the price of instruments being hedged and movements in the price of futures contracts, a Fund may buy or sell futures contracts in a greater dollar amount than the dollar amount of instruments being hedged if the volatility over a particular time period of the prices of such instruments has been greater than the volatility over such time period of the futures, or if otherwise deemed to be appropriate by the Advisers. Conversely, a Fund may buy or sell fewer futures contracts if the volatility over a particular time period of the prices of the instruments being hedged is less than the volatility over such time period of the futures contract being used, or if otherwise deemed to be appropriate by the Adviser. It is also possible that, where a Fund has sold futures to hedge its portfolio against a decline in the market, the market may advance and the value of securities held by the Fund may decline. If this occurred, the Fund would lose money on the futures and also experience a decline in value of its portfolio securities.

                  Where futures are purchased to hedge against a possible increase in the price of securities or a currency before a Fund is able to invest its cash (or cash equivalents) in securities (or options) in an orderly fashion, it is possible that the market may decline instead; if a Fund then concludes not to invest in securities or options at that time because of concern as to possible further market decline or for other reasons, the Fund will realize a loss on the futures contract that is not offset by a reduction in the price of the instruments that were to be purchased.

                  In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the futures and the instruments being hedged, the price of futures may not correlate perfectly with movement in the cash market due to certain market distortions. Rather than meeting additional margin deposit requirements, investors may close futures contracts through off-setting transactions which could distort the normal relationship between the cash and futures markets. Second, with respect to financial futures contracts, the liquidity of the futures market depends on participants entering into off-setting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced thus producing distortions. Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may also cause temporary price distortions. Due to the possibility of price distortion in the futures market, and because of the imperfect correlation between the movements in the cash market and movements in the price of futures, a correct forecast of general market trends or interest rate movements by the Adviser may still not result in a successful hedging transaction over a short time frame.

                  Positions in futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Although the Funds intend to purchase or sell futures only on exchanges or boards of trade where there appear to be active secondary markets, there is no assurance that a liquid secondary market on any exchange or board of trade will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures investment position, and in the event of adverse price movements, the Funds would continue to be required to make daily cash payments of variation margin. However, in the event futures contracts have been used to hedge portfolio securities, such securities will not be sold until the futures contract can be terminated. In such circumstances, an increase in the price of the securities, if any, may partially or completely offset losses on the futures contract. However, as described above, there is no guarantee that the price of the securities will in fact correlate with the price movements in the futures contract and thus provide an offset on a futures contract.

                  Further, it should be noted that the liquidity of a secondary market in a futures contract may be adversely affected by "daily price fluctuation limits" established by commodity exchanges which limit the amount of fluctuation in a futures contract price during a single trading day. Once the daily limit has been reached in the contract, no trades may be entered into at a price beyond the limit, thus preventing the liquidation of open futures positions. The trading of futures contracts is also subject to the risk of trading halts, suspensions, exchange or clearing house equipment failures, government intervention, insolvency of a brokerage firm or clearing house or other disruptions of normal activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

                  Successful use of futures by the Funds is also subject to the Adviser's ability to predict correctly movements in the direction of the market. For example, if a Fund has hedged against the possibility of a decline in the market adversely affecting securities held by it and securities prices increase instead, the Fund will lose part or all of the benefit to the increased value of its securities which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if a Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. Such sales of securities may be, but will not necessarily be, at increased prices which reflect the rising market. A Fund may have to sell securities at a time when it may be disadvantageous to do so.


VI. OPTIONS ON FUTURES CONTRACTS

                  The Funds may purchase and write options on the futures contracts described above. A futures option gives the holder, in return for the premium paid, the right to buy (call) from or sell (put) to the writer of the option a futures contract at a specified price at any time during the period of the option. Upon exercise, the writer of the option is obligated to pay the difference between the cash value of the futures contract and the exercise price. Like the buyer or seller of a futures contract, the holder, or writer, of an option has the right to terminate its position prior to the scheduled expiration of the option by selling, or purchasing an option of the same series, at which time the person entering into the closing transaction will realize a gain or loss. The Funds will be required to deposit initial margin and variation margin with respect to put and call options on futures contracts written by it pursuant to brokers' requirements similar to those described above. Net option premiums received will be included as initial margin deposits.

                  Investments in futures options involve some of the same considerations that are involved in connection with investments in futures contracts (for example, the existence of a liquid secondary market). In addition, the purchase or sale of an option also entails the risk that changes in the value of the underlying futures contract will not correspond to changes in the value of the option purchased. Depending on the pricing of the option compared to either the futures contract upon which it is based, or upon the price of the securities being hedged, an option may or may not be less risky than ownership of the futures contract or such securities. In general, the market prices of options can be expected to be more volatile than the market prices on the underlying futures contract. Compared to the purchase or sale of futures contracts, however, the purchase of call or put options on futures contracts may frequently involve less potential risk to the Funds because the maximum amount at risk is the premium paid for the options (plus transaction costs). The writing of an option on a futures contract involves risks similar to those risks relating to the sale of futures contracts.

VII. OTHER MATTERS

                  Accounting for futures contracts will be in accordance with generally accepted accounting principles.

                                    FORM N-1A
                                    ---------

                           Part C - Other Information


Item 24. Financial Statements and Exhibits.
         ----------------------------------

A.       Financial Statements

         1. Included in Part A of the Registration Statement are the following audited financial statements:


                  None.

         2.       Incorporated by reference in Part B of the Registration
                  Statement:

                  None.


B.       Exhibits

         1. Declaration of Trust dated January 28, 1986 is incorporated herein by reference to Exhibit 1 to Post-Effective Amendment No. 1 to Registrant's Registration Statement filed on December 16, 1986 ("PEA No. 1").

                  (a) Amendment No. 1 to Declaration of Trust is incorporated herein by reference to Exhibit 1(a) to Post-Effective Amendment No. 6 to Registrant's Registration Statement filed on August 1, 1989 ("PEA No. 6").

                  (b) Amendment No. 2 to Declaration of Trust is incorporated herein by reference to Exhibit 1(b) to Post-Effective Amendment No. 23 to Registrant's Registration Statement filed on May 11, 1995 ("PEA No. 23").

                  (c) Certificate of Classification of Shares reflecting the creation of the Tax Exempt Portfolio (Trust) as filed with the Office of Secretary of State of Massachusetts on October 16, 1989 is incorporated herein by reference to Exhibit 1(c) to Post-Effective Amendment No. 26 to Registrant's Registration Statement filed on May 15, 1996 ("PEA No. 26").

                  (d) Certificate of Classification of Shares reflecting the creation of Special Series 1 in the Money Market, Government Money Market (formerly, "Government Fund"), Treasury Money Market (formerly, "Treasury Fund"), Tax Exempt Money Market (formerly, "Tax Exempt Fund"), Equity Growth (formerly "Equity Fund"), Intermediate Bond (formerly, "Fixed Income Fund" or "Bond Fund") and Ohio Tax Exempt Funds as filed with the Office of Secretary of State of Massachusetts on December

                           11, 1989 is incorporated herein by reference to
                           Exhibit 1(d) to PEA No. 26.

                  (e) Certificate of Classification of Shares reflecting the creation of Special Series 1 in the Money Market, Government Money Market, Treasury Money Market, Tax Exempt Money Market, Equity Growth, Intermediate Bond and Ohio Tax Exempt Funds as filed with the Office of the Secretary of State of Massachusetts on September 12, 1990 is incorporated herein by reference to
                           Exhibit 1(e) to PEA No. 26.

                  (f) Certificate of Classification of Shares reflecting the creation of Class L and Class L-Special Series 1 shares, Class M and Class M-Special Series 1, Class N and Class N-Special Series 1, Class O and Class O-Special Series 1, and Class P and Class P-Special Series 1 representing interests in the National Tax Exempt Fund, Equity Income Fund, Small Cap Value (formerly, "Mid Cap Regional Equity Fund"), Enhanced Income Fund and Total Return Advantage Fund, respectively, as filed with the Office of Secretary of State of Massachusetts on June 30, 1994 is incorporated herein by reference to Exhibit 1(e) to PEA No. 26.

                  (g) Certificate of Classification of Shares reflecting the creation of Class Q and Class Q-Special Series 1 shares, Class R and Class R-Special Series 1, Class S and Class S-Special Series 1 shares, and Class T and Class T-Special Series 1 shares representing interests in the Pennsylvania Tax Exempt Money Market (formerly, "Pennsylvania Tax Exempt Fund"), Bond (formerly, "Intermediate Government Fund"), GNMA and Pennsylvania Municipal Funds, respectively, as filed with the Office of the Secretary of State of Massachusetts on September 10, 1996 is incorporated herein by reference to Exhibit 1(g) to Post-Effective Amendment No. 33 to Registrant's Registration Statement filed on April 11, 1997 ("PEA No. 33").

                  (h) Certificate of Classification of Shares reflecting the creation of Class U and Class U-Special Series 1 shares, Class V and Class V-Special Series 1 shares and Class W and Class W-Special Series 1 shares representing interests in the International Equity, Equity Index and Core Equity Funds, respectively, as filed with the Office of the Secretary of State of Massachusetts on June 27, 1997 is incorporated herein by reference to Exhibit 1(h) to Post-Effective Amendment No. 35 to Registrant's Registration Statement filed on July 22, 1997 ("PEA No. 35").

                  (i) Certificate of Classification of Shares reflecting the creation of Class X and Class X-Special Series 1 shares and Class Y and Class Y-Special Series 1 shares representing interests in the Small Cap Growth Fund and Real Return Advantage Funds, respectively, as filed with the Office of the Secretary of State of Massachusetts on June 27, 1997 is incorporated herein by reference to Exhibit 1(i) to PEA No. 35.

                  (j) Certificate of Classification of Shares reflecting the creation of Special Series 2 Shares representing interests in the Money Market, Tax Exempt Money Market, Equity Growth, Equity Income, Small Cap Value, Enhanced Income, Total Return Advantage, Intermediate Bond, Ohio Tax Exempt, National Tax Exempt, Money Market, Bond, GNMA, Pennsylvania Municipal, International Equity, Equity Index, Core Equity, Small Cap Growth and Real Return Advantage Funds, as filed with the Office of the Secretary of State of Massachusetts on December 29, 1997 and with the City of Boston, Office of the City Clerk on December 26, 1997 is incorporated herein by reference to Exhibit 1 (j) to Post Effective Amendment No. 44 to Registrant's Registration Statement filed on September 18, 1998 ("PEA No. 44").

                  (k) Certificate of Classification of Shares reflecting the creation of Class Z, Class Z - Special Series 1 and Class Z - Special Series 2, Class AA, Class AA - Special Series 1 and Class AA - Special Series 2 Shares representing interests in the Tax Managed Equity and Balanced Allocation Funds, respectively, as filed with the Office of the Secretary of State of Massachusetts and with the City of Boston, Office of the City Clerk on July 13, 1998 is incorporated herein by reference to Exhibit (1)(k) to PEA No. 44.


                  (l) Certificate of Classification of Shares reflecting the creation of Class BB and Class BB - Special Series 1 shares in the Ohio Municipal Money Market Fund, as filed with the Office of the Secretary of State and with the City of Boston, Office of the City Clerk on September 15, 1998, is incorporated herein by reference to Exhibit 1(k) to Post-Effective Amendment No. 43 to Registrant's Registration Statement filed on September 15, 1998 ("PEA No. 43").

         2. Code of Regulations as approved and adopted by Registrant's Board of Trustees on January 28, 1986 is incorporated herein by reference to Exhibit 2 to Pre-Effective Amendment No. 2 to Registrant's Registration Statement filed on January 30, 1986 ("Pre-Effective Amendment No. 2").

                  (a) Amendment No. 1 to Code of Regulations is incorporated herein by reference to Exhibit 2(a) to PEA No. 6.

                  (b) Amendment No. 2 to Code of Regulations as approved and adopted by Registrant's Board of Trustees on July 17, 1997 is incorporated herein by reference to
                           Exhibit 2(b) to PEA No. 35.

         3.       None.

         4.       (1)      Specimen copy of share certificate for Class A units
                           of beneficial interest is incorporated herein by reference to Exhibit 4(a) to Pre-Effective Amendment
                           No. 2.

                  (a) Specimen copy of share certificate for Class A - Special Series 1 units of beneficial interest is incorporated herein by reference to Exhibit 4(b) to Post-Effective Amendment No. 13 to the Registrant's Registration Statement filed on July 27, 1990 ("PEA No. 13").

                  (b) Specimen copy of share certificate for Class B units of beneficial interest is incorporated herein by reference to Exhibit 4(b) to Pre-Effective Amendment No. 2.

                  (c) Specimen copy of share certificate for Class B - Special Series 1 units of beneficial interest is incorporated herein by reference to Exhibit 4(d) to PEA No. 13.

                  (d) Specimen copy of share certificate for Class C units of beneficial interest is incorporated herein by reference to Exhibit 4(c) to Pre-Effective Amendment No. 2.

                  (e) Specimen copy of share certificate for Class C - Special Series 1 units of beneficial interest is incorporated herein by reference to Exhibit 4(f) to PEA No. 13.

                  (f) Specimen copy of share certificates for Class D units of beneficial interest is incorporated herein by reference to Exhibit 4(d) to Pre-Effective Amendment No. 2.

                  (g) Specimen copy of share certificate for Class D - Special Series 1 units of beneficial interest is incorporated hereby by reference to Exhibit 4(h) to PEA No. 13.

                  (h) Specimen copy of share certificate for Class H units of beneficial interest is incorporated herein by reference to Exhibit 4(i) to Post-Effective Amendment No. 10 to Registrant's Registration Statement filed on April 17, 1990 ("PEA No. 10").

                  (i) Specimen copy of share certificate for Class H - Special Series 1 units of beneficial interest is incorporated herein by reference to Exhibit 4(j) to PEA No. 10.

                  (j) Specimen copy of share certificate for Class I units of beneficial interest is incorporated herein by reference to Exhibit 4(k) to PEA No. 10.

                  (k) Specimen copy of share certificate for Class I - Special Series 1 units of beneficial interest is incorporated herein by reference to Exhibit 4(l) to PEA No. 10.

                  (l) Specimen copy of share certificate for Class K units of beneficial interest is incorporated herein by reference to Exhibit 4(m) to PEA No. 10.

                  (m) Specimen copy of share certificate for Class K - Special Series 1 units of beneficial interest is incorporated herein by reference to Exhibit 4(n) to PEA No. 10.


         5.       (2)      Advisory Agreement for the Money Market, Treasury
                           Money Market, Government Money Market, Tax Exempt
                           Money Market, Pennsylvania Tax Exempt Money Market,
                           National Tax Exempt, Intermediate Bond, GNMA, Bond,
                           Equity Growth, Equity Income, Small Cap Value, Ohio
                           Tax Exempt and Pennsylvania Municipal Funds between
                           Registrant and National City Bank, as dated November
                           19, 1997 is incorporated by reference to Exhibit 5
                           (a) to PEA No. 44.

                  (a) Interim Advisory Agreement for the Enhanced Income and Total Return Advantage Funds between Registrant and National Asset Management Corporation dated March 6, 1998 is incorporated by reference to Exhibit 5(b) to PEA No. 44.

                  (b) Interim Advisory Agreement for the Core Equity Fund between Registrant and National Asset Management Corporation dated March 6, 1998 is incorporated by reference to Exhibit 5(c) to PEA No. 44.

                  (c) New Advisory Agreement for the Core Equity, Enhanced Income and Total Return Advantage Funds between Registrant and National City Bank dated March 6, 1998 is incorporated by reference to Exhibit 5(d) to PEA No. 44.

                  (d) Sub-Advisory Agreement for the Core Equity and Total Return Advantage Funds between Registrant and National Asset Management Corporation dated March 6, 1998 is incorporated by reference to Exhibit 5(e) to PEA No. 44.


                  (e) Advisory Agreement for the International Equity, Small Cap Value, Small Cap Growth, Equity Index, Real Return Advantage, Tax Managed Equity, Balanced Allocation and Ohio Municipal Money Market Funds between Registrant and National City Bank dated April 9, 1998 is incorporated herein by reference to
                           Exhibit 5(m) to PEA No. 43.


         6. Distribution Agreement between Registrant and SEI Investments Distribution Co., dated May 1, 1998 is incorporated by reference to Exhibit 6 to PEA No. 44.


         7.       None.


         8.      (3)       Custodian Services Agreement between Registrant
                           and National City Bank, dated November 7, 1994, is incorporated herein by reference to

                           Exhibit 8(a) to Post-Effective Amendment No. 22 to Registrant's Registration Statement filed on December 30, 1994 ("PEA No. 22").

                  (a) Sub-Custodian Agreement between National City Bank and The Bank of California, National Association, dated November 7, 1994, is incorporated herein by reference to Exhibit 8(a) to PEA No. 22.

                  (b) Exhibit A to the Custodian Services Agreement between Registrant and National City Bank dated July 31, 1997 is incorporated herein by reference to Exhibit 8(c) to PEA No. 36.

                  (c) Form of Amended Exhibit A to the Custodian Services Agreement between Registrant and National City Bank is incorporated herein by reference to Exhibit 8(d) to PEA No. 41.


         9.       (4)      Interim Administration Agreement between Registrant
                           and SEI Fund Resources, dated April 1, 1998 is incorporated by reference to Exhibit 9(a) to PEA
                           No. 44.

                  (a) Administration Agreement between Registrant and SEI Fund Resources, dated May 1, 1998 is incorporated by reference to Exhibit 9(b) to PEA No. 44.

                  (b) Sub-Administration Agreement between SEI Fund Resources and National City Bank, dated May 1, 1998 is incorporated by reference to Exhibit 9(c) to PEA No. 44.


                  (c) Transfer Agency and Service Agreement (the "Transfer Agency Agreement") between Registrant and State Street Bank and Trust Company, dated March 1, 1997, is incorporated herein by reference to Exhibit 9(d) to PEA No. 33.

                  (d) Form of Addendum No. 1 to Amended and Restated Transfer Agency and Dividend Disbursement Agreement between Registrant and State Street Bank and Trust Company is incorporated herein by reference to
                           Exhibit 9(d) to PEA No. 41.

                  (e) Revised Shareholder Services Plan and Servicing Agreement adopted by the Board of Trustees on February 15, 1997, is incorporated herein by reference to Exhibit 9(e) to PEA No. 33.

                  (f) Blue Sky Services Agreement between the Registrant and SEI Fund Resources, dated December 2, 1996, is incorporated herein by reference to Exhibit 9(f) to PEA No. 33.


         10.      (a)      Opinion and consent of Drinker Biddle & Reath LLP as
                           counsel to Registrant is incorporated by reference to Exhibit 10(a) to PEA No. 44.

                  (b)      Opinion of Squire, Sanders & Dempsey L.L.P.

         11.      (a)      Consent of Drinker Biddle & Reath LLP.

                  (b)      Consent of Squire, Sanders & Dempsey L.L.P.

                  (c)      Consent of Ernst & Young L.L.P.

                  (d)      Consent of PricewaterhouseCoopers LLP.

         12.      Inapplicable.

         13.      (5)      Purchase Agreements between Registrant and McDonald &
                           Company Securities, Inc. are incorporated herein by reference to Exhibit 13 to PEA No. 1.

                  (a) Purchase Agreement between Registrant and McDonald & Company Securities, Inc. with respect to the Tax Exempt Portfolio dated July 19, 1988 is incorporated by reference to Exhibit 13(a) to Post-Effective Amendment No. 5 to Registrant's Registration Statement filed on January 19, 1989 ("PEA No. 5").

                  (b) Purchase Agreement between Registrant and McDonald & Company Securities, Inc. with respect to the Tax Exempt Portfolio (Trust), dated October 17, 1989, is incorporated herein by reference to Exhibit 13(b) to PEA No. 13.

                  (c) Purchase Agreement between Registrant and McDonald & Company Securities, Inc. with respect to the Equity Portfolio and Bond Portfolio, dated December 20, 1989, is incorporated herein by reference to Exhibit 13(c) to PEA No. 13.

                  (d) Purchase Agreement between Registrant and McDonald & Company Securities, Inc. with respect to the Ohio Tax Exempt Portfolio, dated January 5, 1990, is incorporated herein by reference to Exhibit 13(d) to PEA No. 13.

                  (e) Purchase Agreement between Registrant and Allmerica Investments, Inc. with respect to the Enhanced Income Fund, dated July 5, 1994, is incorporated herein by reference to Exhibit 13(e) to PEA No. 21.

                  (f) Purchase Agreement between Registrant and Allmerica Investments, Inc. with respect to the Equity Income Portfolio, dated June 30, 1994, is incorporated herein by reference to Exhibit 13(g) to PEA No. 21.

                  (g) Purchase Agreement between Registrant and Allmerica Investments, Inc. with respect to the Mid Cap Regional Equity Portfolio, dated July 25, 1994, is incorporated herein by reference to Exhibit 13(h) to PEA No. 21.

                  (h) Purchase Agreement between Registrant and Allmerica Investments, Inc. with respect to the Total Return Advantage Fund, dated July 5, 1994, is incorporated herein by reference to Exhibit 13(f) to PEA No. 21.

                  (i) Purchase Agreement between Registrant and Allmerica Investments, Inc. with respect to the National Tax Exempt Portfolio is incorporated herein by reference to Exhibit 13(e) to PEA No. 20.

                  (j) Purchase Agreement between Registrant and 440 Financial Distributors, Inc. with respect to the Pennsylvania Tax Exempt Money Market Fund, dated September 6, 1996, is incorporated herein by reference to Exhibit 13(j) to PEA No. 33.

                  (k) Purchase Agreement between Registrant and 440 Financial Distributors, Inc. with respect to the Intermediate Government Money Market Fund, dated September 6, 1996, is incorporated herein by reference to Exhibit 13(k) to PEA No. 33.

                  (l) Purchase Agreement between Registrant and 440 Financial Distributors, Inc. with respect to the GNMA Fund, dated September 6, 1996, is incorporated herein by reference to Exhibit 13(l) to PEA No. 33.

                  (m) Purchase Agreement between Registrant and 440 Financial Distributors, Inc. with respect to the Pennsylvania Municipal Fund, dated September 6, 1996, is incorporated herein by reference to Exhibit 13(m) to PEA No. 33.

                  (n) Purchase Agreement between Registrant and SEI Investments Distribution Co., ("SIDC") with respect to the Core Equity Fund is incorporated herein by reference to Exhibit 13(n) to PEA No. 36.

                  (o) Purchase Agreement between Registrant and SIDC with respect to the International Equity Fund is incorporated herein by reference to Exhibit 9(o) to PEA No. 36.

                  (p) Form of Purchase Agreement between Registrant and SEI with respect to the Equity Index Fund is incorporated herein by reference to Exhibit 13(p) to PEA No. 33.

                  (q) Form of Purchase Agreement between Registrant and SEI with respect to the Real Return Advantage Fund is incorporated herein by reference to Exhibit 13(q) to PEA No. 33.

                  (r) Purchase Agreement between Registrant and SEI with respect to the Small Cap Growth Fund is incorporated herein by reference to Exhibit 13(r) to PEA No. 36.

                  (s) Form of Purchase Agreement between Registrant and SEI Investments Distribution Co. with respect to Special Series 2 shares for each Fund is incorporated herein by reference to Exhibit 13(s) to PEA No. 38.

                  (t) Form of Purchase Agreement between Registrant and SEI Investments Distribution Co. with respect to the Aggressive Allocation, Balanced Allocation and Conservative Allocation Funds is incorporated herein by reference to Exhibit 13(t) to PEA No. 41.


                  (u) Form of Purchase Agreement between Registrant and SEI Investments Distribution Co. with respect to the Ohio Municipal Money Market Fund.


         14.      None.

         15.      (6)      Service and Distribution Plan for A (formerly,
                           Retail) and I (formerly, Institutional) Share Classes is incorporated herein by reference to Exhibit 15(a) to PEA No. 38.

                  (a) B shares distribution and servicing plan is incorporated herein by reference to Exhibit 15(b) to PEA No. 38.

         16.      (7)      Schedules for Computation of Performance Quotations
                           are incorporated herein by reference to Exhibit 16 to Post-Effective Amendment No. 15 to Registrant's
                           Registration Statement filed on September 18, 1992
                           ("PEA No. 15").

                  (a) Schedules for Computation of Performance Quotations for the Treasury, Mid Cap Regional, Equity Growth and Equity Income Portfolios and the Enhanced Income and Total Return Advantage Funds and the Pennsylvania Tax Exempt, the Pennsylvania Municipal, the Intermediate Government and the GNMA Funds are incorporated herein by reference to Exhibit 16 to PEA No. 22.


         17.      (a)      None.


         18. Revised Plan Pursuant to Rule 18f-3 for Operation of a Triple-Class System is incorporated herein by reference to
                  Exhibit 18 to PEA No. 41.

Item 25. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

         Registrant is controlled by its Board of Trustees.

         McDonald & Company Securities, Inc. ("McDonald"), the former distributor of Registrant, provided its initial capitalization.

Item 26. NUMBER OF HOLDERS OF SECURITIES. The following information is as of August 31, 1998:

                                                    Total
                                              Number of Record
             Title of Class                        Holders               I Shares          A Shares        B Shares
----------------------------------------- -------------------------- ----------------- ---------------- --------------
Class A units of beneficial interest                 85,457                18,096           67,356              5
(Money Market Fund)
Class B units of beneficial interest                 10,087                 2,447            7,640              _
(Government Money Market Fund)
Class C units of beneficial interest                  2,638                 2,251              387              _
(Treasury Money Market Fund)
Class D units of beneficial interest                  5,136                 2,136            3,000              0
(Tax Exempt Money Market Fund)
Class H units of beneficial interest                  9,972                 8,612            1,331             29
(Equity Growth Fund)
Class I units of beneficial interest                  3,411                 3,075              327              9
(Intermediate Bond Fund)
Class K units of beneficial interest                  1,354                 1,253              101              0
(Ohio Tax Exempt Fund)
Class L units of beneficial interest                    740                   738                1              1
(National Tax Exempt Fund)
Class M units of beneficial interest                  7,095                 6,472              603             20
(Equity Income Fund)
Class N units of beneficial interest                  6,301                 4,880            1,385             36
(Small Cap Value Fund)
Class O units of beneficial interest                    527                   499               28              0
(Enhanced Income Fund)
Class P units of beneficial interest                  1,649                 1,513              136              0
(Total Return Advantage Fund)
Class Q units of beneficial interest                    866                   668              198              0
(Pennsylvania Tax Exempt Money Market
Fund)
Class R units of beneficial interest                  6,924                 6,861               54              9
(Bond Fund)
Class S units of beneficial interest                  3,216                 2,945              271              0
(GNMA Fund)
Class T units of beneficial interest                    391                   383                8              0
(Pennsylvania Municipal Fund)

                                                    Total
                                              Number of Record
             Title of Class                        Holders               I Shares          A Shares        B Shares
----------------------------------------- -------------------------- ----------------- ---------------- --------------
Class U units of beneficial interest                  2,662                 2,450              209              3
(International Equity Fund)
Class V units of beneficial interest                    132                   132                0              0
(Equity Index Fund)
Class W units of beneficial interest                    230                   146               77              7
(Core Equity Fund)
Class X units of beneficial interest                    990                   793              194              3
(Small Cap Growth  Fund)
Class Y units of beneficial interest                      0                     0                0              0
(Real Return Advantage Fund)
Class Z units of beneficial interest                    734                   710               14             10
(Tax Managed Equity Fund)
Class AA units of beneficial interest                   117                   114                3              0
(Balanced Allocation Fund)
Class BB units of beneficial interest                     0                     0                0              0
(Ohio Municipal Money Market Fund)

Item 27. Indemnification.
         ----------------

                  Indemnification of Registrant's principal underwriter, custodian and transfer agent against certain losses is provided for, respectively, in Article 6 of the Distribution Agreement, incorporated by reference as Exhibit (6) hereto, and Sections 12 and 6, respectively, of the Custodian Services and Transfer Agency Agreements, incorporated by reference as Exhibits (8)(a) and (9)(h) hereto. In Article 6 of the Distribution Agreement, the Trust agrees to indemnify and hold harmless the Distributor and each of its directors and officers and each person, if any, who controls the Distributor within the meaning of Section 15 of the 1933 Act against any loss, liability, claim, damages or expense (including the reasonable cost of investigating or defending any alleged loss, liability, claim, damages or expense and reasonable counsel fees and disbursements incurred in connection therewith), arising by reason of any person acquiring any Shares, based upon the ground that the registration statement, prospectus, Shareholder reports or other information filed or made public by the Trust (as from time to time amended) included an untrue statement of a material fact or omitted to state a material fact required to be stated or necessary in order to make the statements made not misleading. However, the Trust does not agree to indemnify the Distributor or hold it harmless to the extent that the statements or omission was made in reliance upon, and in conformity with, information furnished to the Trust by or on behalf of the Distributor.

                  In addition, Section 9.3 of Registrant's Declaration of Trust dated January 28, 1986, incorporated by reference as Exhibit (1) hereto, provides as follows:

                  9.3 INDEMNIFICATION OF TRUSTEES, REPRESENTATIVES AND EMPLOYEES. The Trust shall indemnify each of its Trustees against all liabilities and expenses (including amounts paid in satisfaction of judgments, in compromise, as fines and penalties, and as counsel fees) reasonably incurred by him in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, in which he may be involved or with which he may be threatened, while as a Trustee or thereafter, by reason of his being or having been such a Trustee except with respect to any matter as to which he shall have been adjudicated to have acted in bad faith, willful misfeasance, gross negligence or reckless disregard of his duties, provided that as to any matter disposed of by a compromise payment by such person, pursuant to a consent decree or otherwise, no indemnification either for said payment or for any other expenses shall be provided unless the Trust shall have received a written opinion from independent legal counsel approved by the Trustees to the effect that if either the matter of willful misfeasance, gross negligence or reckless disregard of duty, or the matter of bad faith had been adjudicated, it would in the opinion of such counsel have been adjudicated in favor of such person. The rights accruing to any person under these provisions shall not exclude any other right to which he may be lawfully entitled, provided that no person may satisfy any right of indemnity or reimbursement hereunder except out of the property of the Trust. The Trustees may make advance payments in connection with the indemnification under this Section 9.3, provided that the indemnified person shall have provided a secured written undertaking to reimburse the Trust in the event it is subsequently determined that he is not entitled to such indemnification.

                  The Trustees shall indemnify representatives and employees of the Trust to the same extent that Trustees are entitled to indemnification pursuant to this Section 9.3.

                  Section 12 of Registrant's Custodian Services Agreement provides as follows:

                  12. INDEMNIFICATION. The Trust, on behalf of each of the Funds, agrees to indemnify and hold harmless the Custodian and its nominees from all taxes, charges, expenses, assessments, claims and liabilities (including, without limitation, liabilities arising under the 1933 Act, the 1934 Act, the 1940 Act, the CEA, and any state and foreign securities and blue sky laws, and amendments thereto), and expenses, including (without limitation) reasonable attorneys' fees and disbursements, arising directly or indirectly from any action which the Custodian takes or does not take (i) at the request or on the direction of or in reliance on the advice of the Fund or (ii) upon Oral or Written Instructions. Neither the Custodian, nor any of its nominees, shall be indemnified against any liability to the Trust or to its shareholders (or any expenses incident to such liability) arising out of the Custodian's or its nominees' own willful misfeasance, bad faith, negligence or reckless disregard of its duties and obligations under this Agreement.

                  In the event of any advance of cash for any purpose made by the Custodian resulting from Oral or Written Instructions of the Trust, or in the event that the Custodian or its nominee shall incur or be assessed any taxes, charges, expenses, assessments, claims or liabilities in respect of the Trust or any Fund in connection with the performance of this Agreement, except such as may arise from its or its nominee's own negligent action, negligent failure to act or willful misconduct, any Property at any time held for the account of the relevant Fund or the Trust shall be security therefor.

                  Section 6 of Registrant's Transfer Agency Agreement provides as follows:

                  6.       Indemnification
                           ---------------

                  6.1 The Bank shall not be responsible for, and the Fund shall on behalf of the applicable Portfolio indemnify and hold the Bank harmless from and against, any and all losses, damages, costs, charges, counsel fees, payments, expenses and liability arising out of or attributable to:

                           (a) All actions of the Bank or its agents or subcontractors required to be taken pursuant to this Agreement, provided that such actions are taken in good faith and without negligence or willful misconduct.

                           (b) The Fund's lack of good faith, negligence or willful misconduct which arise out of the breach of any representation or warranty of the Fund hereunder.

                           (c) The reliance on or use by the Bank or its agents or subcontractors of information, records, documents or services which (i) are received by the Bank or its agents or subcontractors, and (ii) have been prepared, maintained or performed by the Fund or any other person or firm on behalf of the Fund including but not limited to any previous transfer agent or registrar.

                           (d) The reliance on, or the carrying out by the Bank or its agents or subcontractors of any instructions or requests of the Fund on behalf of the applicable Portfolio.

                           (e) The offer or sale of Shares in violation of any requirement under the federal securities laws or regulations or the securities laws or regulations of any state that such Shares be registered in such state or in violation of any stop order or other determination or ruling by any federal agency or any state with respect to the offer or sale of such Shares in such state.

                           (f) The negotiations and processing of checks made payable to prospective or existing Shareholders tendered to the Bank for the purchase of Shares, such checks are commonly known as "third party checks."

                  6.2 At any time the Bank may apply to any officer of the Fund for instructions, and may consult with legal counsel with respect to any matter arising in connection with the services to be performed by the Bank tinder this Agreement, and the Bank and its agents or subcontractors shall not be liable and shall be indemnified by the Fund oil behalf of the applicable Portfolio for any action taken or omitted by it in reliance upon such instructions or upon the opinion of such counsel (provided such counsel is reasonably satisfactory to the Fund). The Bank, its agents and subcontractors shall be protected and indemnified in acting upon any paper or document, reasonably believed to be genuine and to have been signed by the proper person or persons, or upon any instruction, information, data, records or documents provided the Bank or its agents or subcontractors by machine readable input, telex, CRT data entry or other similar means authorized by the Fund, and shall not be held to have notice of any change of authority of any person, until receipt of written notice thereof from the Fund. The Bank, its agents and subcontractors shall also be protected and indemnified in recognizing stock certificates which are reasonably believed to bear the proper manual or facsimile signatures of the officers of the Fund, and the proper countersignature of any former transfer agent or former registrar, or of a co-transfer agent or co-registrar.

                  6.3 In the event either party is unable to perform its obligations under the terms of this Agreement because of acts of God, strikes, equipment or transmission failure or damage reasonably beyond its control, or other causes reasonably beyond its control, such party shall not be liable for damages to the other for any damages resulting from such failure to perform or otherwise from such causes.

                  6.4 In order that the indemnification provisions contained in this Section 6 shall apply, upon the assertion of a claim for which the Fund may be required to indemnify the Bank, the Bank shall promptly notify the Fund of such assertion, and shall keep the Fund advised with respect to all developments concerning such claim. The Fund shall have the option to participate with the Bank in the defense of such claim or to defend against said claim in its own name or in the name of the Bank. The Bank shall in no case confess any claim or make any compromise in any case in which the Fund may be required to indemnify the Bank except with the Fund's prior written consent.

                  Registrant has obtained from a major insurance carrier a directors' and officers' liability policy covering certain types of errors and omissions. In no event will Registrant indemnify any of its trustees, officers, employees or agents against any liability to which such person would otherwise be subject by reason of his willful misfeasance, bad faith or gross negligence in the performance of his duties, or by reason of his reckless disregard of the duties involved in the conduct of his office or under his agreement with Registrant. Registrant will comply with Rule 484 under the Securities Act of 1933 and Release No. 11330 under the Investment Company Act of 1940 in connection with any indemnification.

                  Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers, and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer, or controlling person of Registrant in the successful defense of any action, suit, or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 28. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

                  (a) Investment Adviser: National City Investment Management Company ("IMC")


                  IMC performs investment advisory services for Registrant and certain other investment advisory customers. IMC is an indirect wholly owned subsidiary of National City Corporation (the "Corporation"). The Corporation recently consolidated its mutual fund investment management operations under IMC, a registered investment adviser. As of August 5, 1998, IMC assumed National City Bank's rights, responsibilities, liabilities and obligations under its Advisory Agreements with the Registrant relating to each of the Funds, its Sub-Advisory Agreement with National Asset Management Corporation relating to the Core Equity Fund, and its Sub-Administration Agreement with SEI Fund Resources relating to each of the Funds. As of August 1, 1998, Wellington Management Company LLP (the "sub-adviser") ceased serving as the sub-adviser to the Small Cap Growth Fund under a sub-advisory agreement with National City Bank and the Small Cap Growth Team of IMC began making the investment decisions for the Fund.



                  To the knowledge of Registrant, none of the directors or officers of IMC, except those set forth below, is or has been, at any time during the past two calendar years, engaged in any other business, profession, vocation or employment of a substantial nature, except that certain directors and officers also hold various positions with, and engage in business for, the Corporation, which owns all the outstanding stock of National City Bank of Michigan/Illinois (formerly, First of America Bank, N.A.), which in turn owns all the outstanding stock of IMC, or other subsidiaries of the Corporation. Set forth below are the names and principal businesses of the directors and certain of the senior executive officers of IMC who are engaged in any other business, profession, vocation or employment of a substantial nature.


                   NATIONAL CITY INVESTMENT MANAGEMENT COMPANY



                                    Position with National
                                    City Investment
                                    Management              Other Business               Type of
Name                                Company                 Connections                  Business
----                                -------                 -----------                  --------
Kathleen T. Barr                    Managing Director,      National City Bank           Bank Affiliate
                                    Sales and Marketing





                                    Position with National
                                    City Investment
                                    Management              Other Business               Type of
Name                                Company                 Connections                  Business
----                                -------                 -----------                  --------
Robert M. Leggett                   Vice Chairman of the    National City Bank           Bank affiliate
                                    Board, President and
                                    Managing Director

Donald L. Ross                      Chief Investment        National City Bank           Bank affiliate
                                    Officer and Managing
                                    Director

Harold B. Todd, Jr.                 Chairman of the Board   Executive Vice President,    Bank holding company;
                                    and Managing Director   National City Corporation;   bank affiliate
                                                            Executive Vice President,
                                                            Institutional Trust and
                                                            Asset Management, National
                                                            City Bank




                  (b) Sub-Investment Adviser: National Asset Management Corporation ("NAM").

                  NAM performs sub-investment advisory services for the Registrant's Total Return Advantage and Core Equity Funds. NAM is an investment adviser registered under the Investment Advisers Act of 1940 (the "Advisers Act").

                  To the knowledge of Registrant, none of the directors or officers of NAM, except those set forth below, is or has been at any time during the past two calendar years engaged in any other business, profession, vocation or employment of a substantial nature. Set forth below are the names and principal business of the directors and certain of the senior executive officers of NAM who are engaged in any other business, profession, vocation, or employment of a substantial nature.

                      NATIONAL ASSET MANAGEMENT CORPORATION



                                    Position with                 Other
                                    National Asset                Business                      Type of
Name                                Management                    Connections                   Business
----                                ----------                    -----------                   --------

William F. Chandler                 Founder                       None
                                    and Principal

Carl W. Hafele                      CEO                           None
                                    and Principal

Michael C. Heyman                   Principal                     None

David B. Hiller                     Principal                     None

Stephen G. Mullins                  Principal                     None

Larry J. Walker                     Principal                     None

John W. Ferreby                     Principal                     None

Catherine R. Stodghill              Principal                     None

Erik N. Evans                       Principal                     None

Brent A. Bell                       Principal                     None

Randall T. Zipfel                   COO                           None
                                    and Principal



Item 29. PRINCIPAL UNDERWRITER

                           (a) Furnish the name of each investment company
                  (other than the Registrant) for which each principal underwriter currently distributing securities of the Registrant also acts as a principal underwriter, distributor or investment advisor.

                           Registrant's distributor, SEI Investments
Distribution Co. ("SIDC"), acts as distributor for:

                  SEI Daily Income Trust                                        July 14, 1982
                  SEI Liquid Asset Trust                                        November 29, 1982
                  SEI Tax Exempt Trust                                          December 3, 1982
                  SEI Index Funds                                               July 10, 1985
                  SEI Institutional Managed Trust                               January 22, 1987
                  SEI Institutional International Trust                         August 30, 1988
                  The Pillar Funds                                              February 28, 1992
                  CUFUND                                                        May 1, 1992
                  STI Classic Funds                                             May 29, 1992
                  PBHG Insurance Series Fund, Inc.                              April 1, 1997
                  Tip Institutional Funds                                       January 1, 1998
                  Oak Associates Funds                                          February 27, 1998
                  The Nevis Funds, Inc.                                         June 29, 1998
                  The Parkstone Group of Funds                                  September 14, 1998
                  First American Funds, Inc.                                    November 1, 1992
                  First American Investment Funds, Inc.                         November 1, 1992
                  The Arbor Fund                                                January 28, 1993
                  Boston 1784 Funds(R)                                          June 1, 1993
                  The PBHG Funds, Inc.                                          July 16, 1993
                  Morgan Grenfell Investment Trust                              January 3, 1994
                  The Achievement Funds Trust                                   December 27, 1994
                  Bishop Street Funds                                           January 27, 1995
                  CrestFunds, Inc.                                              March 1, 1995
                  STI Classic Variable Trust                                    August 18, 1995
                  ARK Funds                                                     November 1, 1995
                  Monitor Funds                                                 January 11, 1996
                  SEI Asset Allocation Trust                                    April 1, 1996
                  TIP Funds                                                     April 30, 1996
                  SEI Institutional Investments Trust                           June 14, 1996
                  First American Strategy Funds, Inc.                           October 1, 1996
                  HighMark Funds                                                February 15, 1997
                  Armada Funds                                                  March 8, 1997
                  Expedition Funds                                              June 9, 1997

                  SIDC provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services ("Funds Evaluation") and automated execution, clearing and settlement of securities transactions ("MarketLink").

                           (b) Furnish the information required by the following
                  table with respect to each director, officer or partner of each principal underwriter named in the answer to Item 21 of Part B. Unless otherwise noted, the principal business address of each director or officer is Oaks, PA 19456.

                                           Position and Office                       Positions and Offices
Name                                        with Underwriter                            with Registrant
----                                        ----------------                            ---------------

Alfred P. West, Jr.             Director, Chairman of the Board of                            --
                                Directors
Henry H. Greer                  Director                                                      --
Carmen V. Romeo                 Director                                                      --
Mark J. Held                    President & Chief Operating Officer                           --
Gilbert L. Beebower             Executive Vice President                                      --
Richard B. Lieb                 Executive Vice  President                                     --
Dennis J. McGonigle             Executive  Vice President                                     --
Robert M. Silvestri             Chief Financial Officer & Treasurer                           --
Carl A. Guarino                 Senior Vice President                                         --
Larry Hutchison                 Senior Vice President                                         --
Jack May                        Senior Vice President                                         --
Hartland J. McKeown             Senior Vice President                                         --
Barbara J. Moore                Senior Vice President                                         --
Kevin P. Robins                 Senior Vice President & General Counsel                       --
                                & Secretary
Patrick K. Walsh                Senior Vice President                                         --
Robert Aller                    Vice President                                                --
Gordon W. Carpenter             Vice President                                                --
Todd Cipperman                  Vice President & Assistant Secretary                          --
S. Courtney E. Collier          Vice President & Assistant Secretary                          --
Robert Crudup                   Vice President & Managing Director                            --
Barbara Doyne                   Vice President                                                --
Jeff Drennen                    Vice President                                                --
Vic Galef                       Vice President & Managing Director                            --
Lydia A. Gavalis                Vice President & Assistant Secretary                          --
Greg Gettinger                  Vice President & Assistant Secretary                          --
Kathy Heilig                    Vice President &                                              --
                                Treasurer
Jeff Jacobs                     Vice President                                                --
Samuel King                     Vice President                                                --
Kim Kirk                        Vice President & Managing Director                            --
John Krzeminski                 Vice President & Managing Director                            --



                                           Position and Office                       Positions and Offices
Name                                        with Underwriter                            with Registrant
----                                        ----------------                            ---------------

Carolyn McLaurin                Vice President & Managing Director                            --
W. Kelso Morrill                Vice President & Managing Director                            --
Mark Nagle                      Vice President                                                --
Joanne Nelson                   Vice President                                                --
Joseph M. O'Donnell             Vice President                                                --
Sandra K. Orlow                 Vice President & Assistant Secretary                          --
Cynthia M. Parrish              Vice President & Assistant Secretary
Kim Rainey                      Vice President                                                --
Rob Redican                     Vice President                                                --
Maria Rinehart                  Vice President                                                --
Mark Samuels                    Vice President & Managing Director                            --
Steve Smith                     Vice President                                                --
Daniel Spaventa                 Vice President                                                --
Kathryn L. Stanton              Vice President & Assistant Secretary                  Assistant Treasurer
Lynda  J. Striegel              Vice President & Assistant Secretary                          --
Lori L. White                   Vice President & Assistant Secretary                          --
Wayne M. Withrow                Vice President & Managing Director                            --




Item 30. LOCATION OF ACCOUNTS AND RECORDS

         1. National City Investment Management Company, 1900 East Ninth Street, Cleveland, Ohio, 44114-3484, and National City Bank, Trust Operations, 4100 West 150th Street, Cleveland, Ohio 44135, (records relating to their functions as investment adviser and custodian); and National Asset Management Corporation, 101 South Fifth Street, Louisville, KY 40202.

         2. SEI Investments Distribution Co., One Freedom Valley Drive, Oaks, Pennsylvania 19456 (records relating to its function as distributor, accounting agent and administrator).

         3. 440 Financial Distributors, Inc., 290 Donald Lynch Boulevard, Marlboro, Massachusetts 01752 (records relating to its former functions as distributor).

         4. Allmerica Investments, Inc., 440 Lincoln Street, Worcester, Massachusetts 01653 (records relating to its former functions as distributor).

         5. Drinker Biddle & Reath LLP, 1345 Chestnut Street, Philadelphia, Pennsylvania 19107-3496 (Registrant's Declaration of Trust, Code of Regulations, and Minute Books).

         6. PNC Bank, National Association, 17th and Chestnut Streets, Philadelphia, Pennsylvania 19103 (records relating to its former functions as custodian).

         7. PFPC Inc., 400 Bellevue Parkway, Wilmington, Delaware 19809 (records relating to its former functions as accounting agent and administrator).

         8. State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110 (records relating to its function as transfer agent).

         9. First Data Investor Services Group, Inc., 4400 Computer Drive, Westboro, Massachusetts 02109 (records relating to its former functions as transfer agent).

         10. First Data Investor Services Group (formerly The Shareholder Services Group, Inc. d/b/a 440 Financial) 4400 Computer Drive, Westboro, Massachusetts 02109 (records relating to its former functions as transfer agent).

         11. Weiss, Peck & Greer, LLC, One New York Plaza, New York, New York 10004 (records relating its former functions as sub-adviser).

         12. Wellington Management Company, LLP, 75 State Street, Boston, Massachusetts 02109 (records relating to its former functions as sub-adviser).

         13. National Asset Management Corporation, 101 South Fifth Street, Louisville, KY 40202 (records relating to its former functions as investment adviser).

Item 31. MANAGEMENT SERVICES

                  Inapplicable.

Item 32. UNDERTAKINGS

                  Registrant undertakes to furnish each person to whom a prospectus is delivered a copy of the Registrant's most recent annual report to shareholders, upon request and without charge.

                                   SIGNATURES
                                   ----------


         Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, Registrant has duly caused this Post-Effective Amendment No. 45 to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Philadelphia, Commonwealth of Pennsylvania, on the 25th day of November, 1998.


                                           ARMADA FUNDS
                                           Registrant


                                           *Robert D. Neary
                                           -------------------------------------
                                           Trustee and Chairman of the Board
                                           Robert D. Neary


Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 45 to Registrant's Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.




Signature                                   Title                                       Date
---------                                   -----                                       ----

/s/ Carol L. Rooney                         Treasurer                                   November 25, 1998
--------------------
Carol L. Rooney

*Leigh Carter                               Trustee                                     November 25, 1998
--------------------
Leigh Carter

*John F. Durkott                            Trustee                                     November 25, 1998
--------------------
 John F. Durkott

*Robert J. Farling                          Trustee                                     November 25, 1998
--------------------
 Robert J. Farling

*Richard E. Furst                           Trustee                                     November 25, 1998
--------------------
 Richard W. Furst

*Gerald Gherlein                            Trustee                                     November 25, 1998
--------------------
Gerald Gherlein

*Herbert Martens                            President and Trustee                       November 25, 1998
--------------------
Herbert Martens

* Robert D. Neary                           Trustee and Chairman                        November 25, 1998
--------------------                        of the Board
 Robert D. Neary

* J. William Pullen                         Trustee and Chairman                        November 25, 1998
--------------------
 J. William Pullen



*By:  /s/ W. Bruce McConnel, III
      --------------------------
      W. Bruce McConnell, III
      Attorney-in-Fact

                                  ARMADA FUNDS


                                POWER OF ATTORNEY
                                -----------------


                  Know All Men by These Presents, that the undersigned, Robert
D. Neary, hereby constitutes and appoints Herbert R. Martens, Jr. and W. Bruce McConnel, III, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Trustee or officer, or both, of Armada Funds, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.




DATED:  November 19, 1997



/s/ Robert D. Neary
-------------------
Robert D. Neary

                                  ARMADA FUNDS


                                POWER OF ATTORNEY
                                -----------------


                  Know All Men by These Presents, that the undersigned, Leigh Carter, hereby constitutes and appoints Herbert R. Martens, Jr. and W. Bruce McConnel, III, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Trustee or officer, or both, of Armada Funds, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.




DATED:  November 19, 1997



/s/ Leigh Carter
----------------
Leigh Carter

                                  ARMADA FUNDS


                                POWER OF ATTORNEY
                                -----------------


                  Know All Men by These Presents, that the undersigned, John F. Durkott, hereby constitutes and appoints Herbert R. Martens, Jr. and W. Bruce McConnel, III, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Trustee or officer, or both, of Armada Funds, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.




DATED:  November 19, 1997



/s/ John F. Durkott
-------------------
John F. Durkott

                                  ARMADA FUNDS


                                POWER OF ATTORNEY
                                -----------------


                  Know All Men by These Presents, that the undersigned, Richard
W. Furst, hereby constitutes and appoints Herbert R. Martens, Jr. and W. Bruce McConnel, III, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Trustee or officer, or both, of Armada Funds, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.




DATED:  November 19, 1997



/s/Richard W. Furst
-------------------
Richard W. Furst

                                  ARMADA FUNDS


                                POWER OF ATTORNEY
                                -----------------


                  Know All Men by These Presents, that the undersigned, Robert
J. Farling, hereby constitutes and appoints Herbert R. Martens, Jr. and W. Bruce McConnel, III, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Trustee or officer, or both, of Armada Funds, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.




DATED:  November 19, 1997



/s/ Robert J. Farling
---------------------
Robert J. Farling

                                  ARMADA FUNDS


                                POWER OF ATTORNEY
                                -----------------


                  Know All Men by These Presents, that the undersigned, J. William Pullen, hereby constitutes and appoints Herbert R. Martens, Jr. and W. Bruce McConnel, III, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Trustee or officer, or both, of Armada Funds, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.




DATED:  November 19, 1997



/s/ J. William Pullen
---------------------
J. William Pullen

                                  ARMADA FUNDS


                                POWER OF ATTORNEY
                                -----------------


                  Know All Men by These Presents, that the undersigned, Herbert
R. Martens, Jr. , hereby constitutes and appoints W. Bruce McConnel, III, his true and lawful attorney, to execute in his name, place, and stead, in his capacity as Trustee or officer, or both, of Armada Funds, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorney shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorney being hereby ratified and approved.




DATED:  November 19, 1997



/s/ Herbert R. Martens, Jr.
---------------------------
Herbert R. Martens, Jr.

                                  ARMADA FUNDS


                                POWER OF ATTORNEY
                                -----------------


                  Know All Men by These Presents, that the undersigned, Gerald
L. Gherlein, hereby constitutes and appoints Herbert R. Martens, Jr. and W. Bruce McConnel, III, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Trustee or officer, or both, of Armada Funds, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.




DATED:  November 19, 1997



/s/ Gerald L. Gherlein
----------------------
Gerald L. Gherlein

                                  EXHIBIT INDEX
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(11)              Consent of Drinker Biddle & Reath LLP.